UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John D. Jackson, Assistant Secretary

Thrivent Mutual Funds

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: December 31

Date of reporting period: June 28, 2019

Item 1.	Report to Stockholders

JUNE 28, 2019 Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (ThriventFunds.com), and you will be notified by mail each time a report is posted and provided with a website address to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary (such as a broker dealer or bank) where you purchased shares or, if you purchased shares through Thrivent Financial, by enrolling at Thrivent.com/gopaperless or, if you purchased directly online, by enrolling at ThriventFunds.com. You may elect to receive all future shareholder reports in paper free of charge. If you invest directly with a Fund, you can call 800-847-4836 to let us know you wish to continue receiving paper copies of your shareholder reports. Your election to receive shareholder reports in paper will apply to all funds held in your account. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.

Dear Shareholder:

You’ll receive this letter later in the season, but as I write today it’s a steamy midsummer day in Minnesota. My wife and I just dropped off our two boys at a weeklong church camp in the northern part of the state. Of course, the drop off was filled with little bits of advice for the week from the two of us. The exchange made me think about the things I’ve taught my children and specifically what I’d like them to learn about money and personal finance.

As parents, none of us gets everything right, so it’s a good idea once in a while to consider those things, big and small, that by grace may have turned out well. My boys and I play a lot of golf together. I started them young and taught them to play without taking any practice swings. A few years ago, I had the chance to play a few holes with a professional golfer and he watched me hit a mediocre shot. He asked me, “Why did you take those two practice swings? Your first swing was the best of the three.”

Being wise with money, like one’s golf game (for those of you who are golfers), is a lifelong journey. When we think about what we’d like our children or grandchildren, nieces or nephews, or other young people to learn, there tends to be a lesson, or at least a helpful reminder, for each of us adults as well. I thought I’d share three lessons that I’ve learned myself and have found to be helpful.

Invest first, then spend

You may have heard the expression “pay yourself first.” The idea is to invest an amount each paycheck or month before you do anything else, whether paying bills or spending on either necessities or discretionary purchases. I generally agree with the principle but rephrase it for a couple reasons. First, there are situations in which the best investment one can make is to pay down expensive debt. No investment can guarantee you an 18 to 20% return, but that’s exactly what you get when you pay down credit card debt at those rates. The second reason I would rephrase it is that I don’t like the idea of paying “myself.” When I save, I’m often saving for my family or to be generous and support causes I care about in the future.

The point is to prioritize investing over spending. Set a reasonable goal for an amount to set aside each paycheck or each month, then pay bills and spend what’s left over. The lesson I learned as I began my professional career was as much about how I would feel about spending as about investing.

When I got out of school and began my first permanent position, I would spend much of my first paycheck each month on rent, and then determined an amount to invest in a diversified mutual fund each month out of the second paycheck. The saving became a habit after a while, and I increased the amount annually as I was able. But what really amazed me was how I felt about spending money. If there was something that I really wanted to buy and at the end of the month I had enough left over, I bought the item without regret. If I didn’t have enough money currently, I could figure out how long it would likely take and decide whether to wait to make the purchase or spend my surplus on something else. In short, I found it liberating to invest first and then have the freedom to spend later, and that’s the lesson I’d impart to my boys and others.

Consider your “personal beta”

I try not to use technical terms in these letters, but this one could be helpful. “Beta” is an investment measure that assesses the volatility of a stock as compared to the overall stock market. A stock that tends to move up and down in line with the overall market would have a beta of 1.0. A stock that tends to be more volatile than the market would have a beta of more than 1.0, while a stock that tends to be less volatile than the overall market would have a beta of under 1.0. Considering your own “personal beta” means taking into account the volatility of your total financial situation.

If you have a very stable job and fairly predictable income, then you may have the ability to tolerate somewhat more investment risk if your basic needs can be met out of your regular salary. Conversely, if your income is volatile and hard to predict, you may want to take that into account in assessing your appropriate level of investment risk.

It can be a good idea to also consider the industry in which you work. For example, I work in asset management. It’s generally good for an asset manager when the market goes up and less favorable when the market goes down. I’ve got a fair amount of “beta” already embedded in my job, so I invest my personal portfolio somewhat less aggressively than I would otherwise. If you work in an industry that is more economically sensitive or cyclical, then you may want to allocate your investments to limit your exposure to economically sensitive or cyclical stocks and bonds.

This may sound a little complicated, which brings me to my final suggestion.

Get help

Fortunately, you don’t have to face your investment decisions alone. A financial professional who gets to know the details of your or your family’s financial situation – as well as your “personal beta” – can help guide you along your financial journey. The advisor can take into account a broad range of potential needs, including saving for retirement or other goals, protecting your assets and income, or devising a strategy to provide income in retirement.

But it’s not just the technical stuff with which an advisor can be of help. It’s all too easy as an investor to let your emotions take over and become your own worst enemy. It can feel good to buy when the market is rising, and it can feel like a relief to sell when the market hits turbulence. It can be difficult to maintain the discipline to stick to a long-term asset allocation strategy.

An advisor can give you an objective perspective in making investment decisions. I’ll be honest, I often find it easier to manage other people’s money than my own. When managing money for shareholders, our decisions are driven by in-depth, top-down economic analysis and bottom-up stock selection and credit analysis. When managing one’s own money, it can be harder to set emotions aside and approach investing from an analytical perspective. Your advisor can help provide you with an objective point of view.

Final wishes

I look forward to getting out on the golf course with my boys this weekend when they get home. Hopefully I can continue to give them some occasional useful advice on both their swings and their financial futures. I wish each of you the best in your financial journeys and in doing whatever it is you personally love with those you care about. As always, thank you for the trust you’ve placed in Thrivent and our investment team.

Sincerely,

David S. Royal

President and Chief Investment Officer

Thrivent Mutual Funds

Dear Shareholder:

The stock market posted excellent performance through the first half of 2019, as the economy remained solid. The S&P 500® Index was up 17.36% for the six-month period ending June 30. (The S&P 500 is a market-cap-weighted index that represents the average performance of a group of 500 large capitalization stocks.)

In the fixed-income market, bond yields have dropped significantly amidst speculation that the Federal Reserve (Fed) will cut interest rates this summer. Yields on 10-year Treasuries have dropped from 2.68% at the end of 2018 to 2.00% at the June close—the lowest level since September 2017.

Economic Review

The economy has had solid growth in 2019 with gross domestic product (GDP) growing at a 3.1% annualized rate in the first quarter, according to the U.S. Department of Commerce. That follows a 2.2% growth rate in the fourth quarter of 2018. GDP growth is the broadest measure of economic output.

A number of economic and market factors contributed to the GDP growth. Corporate earnings growth has continued on a positive trend this year, although the growth rate has slowed versus a year ago. The employment picture remains strong, with the unemployment rate down to just 3.6% through May—the lowest level since 1969, according to the U.S. Bureau of Labor Statistics. The economy has added new jobs for 104 consecutive months.

The oil market has had some recent volatility, but oil prices have still managed to rebound from a severe slump in the fourth quarter of 2018. The price of a barrel of West Texas Intermediate, a grade of crude oil used as a benchmark in oil pricing, has moved up 28.76% through the first six months of 2019, from $45.41 per barrel at the end of 2018 to $58.47 at the June close.

Market Review

All 11 sectors of the S&P 500 have posted gains this year. Leading the way through the first six months were Information Technology, up 27.13%, Consumer Discretionary, up 21.84%, Industrials, up 21.38%, Real Estate, up 20.42%, and Communication Services, up 19.09%. The total return of the S&P 500 (including dividends) was 18.54% through the first half of 2019.

The Nasdaq Index, an electronic stock exchange with more than 3,300 company listings, has had similar results. It was up 20.66% through the first half of 2019.

In the international markets, the MSCI EAFE Index, which tracks developed-economy stocks in Europe, Asia and Australia, has also rebounded this year from a sluggish 2018. It was up 11.77% through the first half of 2019.

In the bond market, expectations that the Fed will lower interest rates this summer has helped bolster bond sales, driving yields lower. The Bloomberg Barclays U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, was up 6.11% through the first half of 2019. The Bloomberg Barclays Municipal Bond Index, which tracks a broad range of municipal bonds, gained 6.66%, while the Bloomberg Barclays U.S. Corporate Investment Grade Index, which tracks high rated corporate bonds, was up 9.85%.

In the domestic bond markets, the yield curve has inverted for very short-term rates, such as maturities of less than one year, versus maturities of 10 years. But that’s the space where central banks have a lot of sway. If you look at maturities of more than one year, the curve is still rising, albeit modestly. That may not be an indicator of an impending recession, but current interest rate levels certainly do not point to a looming surge in economic growth.

Our Outlook

Many U.S. companies had a nice boost in profits in 2018 due to corporate tax cuts, but there will be no such tax-cut premium for corporations this year. However, we have seen an improvement in the aggregate profitability of the S&P 500, due primarily to better profit margins in manufacturing and technology. Both of those areas may be peaking, however, which could slow market growth in the second half of 2019.

In the global market, geopolitical issues always pose a risk, but the risks appear to be heightened today amidst the stifling impact of tariff uncertainties. The economies in China and many European countries have been negatively impacted by the trade disputes, which could ultimately cascade back to the U.S. economy.

On a strategic basis, we have reduced our long-term equity weightings. Given both the economic and geopolitical risks today, we are comfortable in that position. But on a positive note, the domestic economy has been bolstered by strong employment and personal income growth, and solid corporate earnings and consumer spending.

As always, thank you for the trust you have placed in our entire team of investment professionals at Thrivent.

Sincerely,

David S. Royal

President and Chief Investment Officer

Thrivent Mutual Funds

THRIVENT DIVERSIFIED INCOME PLUS FUND

Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, Noah J. Monsen, CFA, Darren M. Bagwell, CFA, and Gregory R. Anderson, CFA, Portfolio Co-Managers*

The Fund seeks to maximize income while maintaining prospects for capital appreciation.

Investment in Thrivent Diversified Income Plus Fund involves risks including allocation, convertible securities, credit, derivatives, emerging markets, equity security, ETF, foreign currency, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, preferred securities, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

*Effective February 28, 2019, Darren M. Bagwell, CFA replaced Matthew D. Finn, CFA as portfolio manager of the Portfolio.

THRIVENT MULTIDIMENSIONAL INCOME FUND

Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA, Conrad E. Smith, CFA, Kent L. White, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers

The Fund seeks a high level of current income and, secondarily, growth of capital. The Fund’s investment objectives may be changed without shareholder approval.

Investment in Thrivent Multidimensional Income Fund involves risks including business development company (“BDC”), closed-end fund (“CEF”), convertible securities, credit, derivatives, emerging markets, ETF, foreign securities, growth investing, high yield, interest rate, investment adviser, investment in other investment companies, issuer, leveraged loan, liquidity, market, master limited partnership (“MLP”), mortgage-backed and other asset-backed securities, other funds, preferred securities, real estate investment trust (“REIT”), and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 through June 28, 2019.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2019	Ending Account Value 6/28/2019	Expenses Paid during Period 1/1/2019 - 6/28/2019*	Annualized Expense Ratio
Thrivent Diversified Income Plus Fund
Actual
Class A	$1,000	$1,090	$4.93	0.96%
Class S	$1,000	$1,092	$3.67	0.72%
Hypothetical**
Class A	$1,000	$1,020	$4.76	0.96%
Class S	$1,000	$1,021	$3.55	0.72%
Thrivent Multidimensional Income Fund
Actual
Class S	$1,000	$1,101	$5.15	1.00%
Hypothetical**
Class S	$1,000	$1,020	$4.95	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 179/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (12.1%)	Value	% of Net Assets
Basic Materials (0.5%)
	Other Securities^	$5,045,193	0.5%

	Total	5,045,193

Capital Goods (0.8%)
	Other Securities^	8,309,765	0.8%

	Total	8,309,765

Communications Services (2.7%)
	Sprint Communications, Inc., Term Loan
$2,394,875	4.938%, (LIBOR 1M + 2.500%), 2/3/2024[a,b]	2,355,958	0.2%
	Other Securities^	24,441,443	2.5%

	Total	26,797,401

Consumer Cyclical (1.7%)
	Scientific Games International, Inc., Term Loan
3,351,580	5.216%, (LIBOR 1M + 2.750%), 8/14/2024[a,b]	3,298,055	0.3%
	Other Securities^	13,721,225	1.4%

	Total	17,019,280

Consumer Non-Cyclical (2.5%)
	Air Medical Group Holdings, Inc., Term Loan
2,900,825	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[a,b]	2,727,298	0.3%
	Albertson’s, LLC, Term Loan
2,378,050	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[a,b]	2,364,519	0.2%
	Endo International plc, Term Loan
2,629,291	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[a,b]	2,462,778	0.3%
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,534,870	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[a,b]	2,412,892	0.3%
	Other Securities^	15,240,989	1.4%

	Total	25,208,476

Energy (1.0%)
	Radiate Holdco, LLC, Term Loan
2,762,607	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[a,b]	2,695,420	0.3%
	Other Securities^	6,933,043	0.7%

	Total	9,628,463

Financials (1.7%)
	Sable International Finance, Ltd., Term Loan
2,672,107	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[a,b]	2,675,447	0.3%
	Tronox Finance, LLC, Term Loan
2,446,297	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[a,b]	2,419,657	0.2%
	Other Securities^	12,387,504	1.2%

	Total	17,482,608

Technology (0.7%)
	First Data Corporation, Term Loan
2,805,000	4.404%, (LIBOR 1M + 2.000%), 4/26/2024[a,b]	2,801,522	0.3%
	Rackspace Hosting, Inc., Term Loan
2,758,817	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[a,b]	2,542,249	0.2%
	Other Securities^	1,600,188	0.2%

	Total	6,943,959

Utilities (0.5%)
	Other Securities^	5,203,571	0.5%

	Total	5,203,571

	Total Bank Loans (cost $123,881,675)	121,638,716

Principal Amount	Long-Term Fixed Income (49.1%)
Asset-Backed Securities (4.8%)
	Cent CLO, LP
3,475,000	4.880%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,c	3,475,344	0.3%
	OZLM Funding II, Ltd.
3,200,000	4.083%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,c	3,179,981	0.3%
	OZLM IX, Ltd.
2,750,000	4.142%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,c	2,735,623	0.3%
	Park Avenue Institutional Advisers CLO, Ltd.
3,200,000	4.092%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,c	3,150,570	0.3%
	Sound Point CLO XXI, Ltd.
3,200,000	4.036%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,c	3,149,216	0.3%
	Spirit Master Funding, LLC
2,577,905	4.360%, 12/20/2047, Ser. 2017-1A, Class Ac	2,674,509	0.3%
	Vericrest Opportunity Loan Transferee
2,250,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bc,d	2,279,538	0.2%

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value	% of Net Assets
Asset-Backed Securities (4.8%) - continued
	Other Securities^	$27,394,164	2.8%

	Total	48,038,945

Basic Materials (1.1%)
	Other Securities^	10,544,059	1.1%

	Total	10,544,059

Capital Goods (2.2%)
	Other Securities^	22,121,665	2.2%

	Total	22,121,665

Collateralized Mortgage Obligations (8.7%)
	Antler Mortgage Trust
4,550,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[c]	4,578,801	0.5%
	Bellemeade Re 2018-1, Ltd.
3,200,000	4.004%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,c	3,211,556	0.3%
	CHL Mortgage Pass-Through Trust
1,454,590	3.853%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	1,321,178	0.1%
556,142	4.256%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	541,313	0.1%
	Countrywide Alternative Loan Trust
513,371	5.500% - 6.000%, 2/25/2036 - 4/25/2036, Ser. 2005-85CB, Class 2A2	465,705	<0.1%
438,653	3.678%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	383,132	<0.1%
228,138	2.804%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[b]	217,822	<0.1%
	Countrywide Home Loan Mortgage Pass Through Trust
922,159	4.014%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	830,118	0.1%
	Eagle Re, Ltd.
2,300,000	4.204%, (LIBOR 1M + 1.800%), 4/25/2029, Ser. 2019-1, Class M1Bb,c	2,301,819	0.2%
	Government National Mortgage Association
1,766,791	4.000%, 1/16/2027, Ser. 2012-3, Class IOe	145,170	<0.1%
	Oaktown Re II, Ltd.
2,500,000	3.954%, (LIBOR 1M + 1.550%), 7/25/2028, Ser. 2018-1A, Class M1[b,c]	2,498,173	0.2%
	Preston Ridge Partners Mortgage Trust, LLC
2,358,792	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[c,d]	2,392,862	0.2%
	Radnor RE, Ltd.
2,300,000	5.104%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,c]	2,305,747	0.2%
	Other Securities^	66,395,733	6.8%

	Total	87,589,129

Communications Services (3.4%)
	CCO Holdings, LLC
2,500,000	5.500%, 5/1/2026[c]	2,616,375	0.3%
	DISH Network Corporation, Convertible
2,418,000	3.375%, 8/15/2026	2,350,741	0.2%
	Sprint Corporation
2,220,000	7.625%, 2/15/2025	2,361,525	0.3%
	Other Securities^	26,679,458	2.6%

	Total	34,008,099

Consumer Cyclical (2.8%)
	Other Securities^	27,971,938	2.8%

	Total	27,971,938

Consumer Non-Cyclical (2.7%)
	VRX Escrow Corporation
2,390,000	6.125%, 4/15/2025[c]	2,437,800	0.3%
	Other Securities^	25,186,387	2.4%

	Total	27,624,187

Energy (2.8%)
	Other Securities^	27,802,585	2.8%

	Total	27,802,585

Financials (7.2%)
	Bank of America Corporation
325,000	4.200%, 8/26/2024	345,527	0.1%
742,000	5.125%, 6/20/2024[b,f]	746,637	0.1%
633,000	3.864%, 7/23/2024[b]	663,970	0.1%
445,000	3.550%, 3/5/2024[b]	460,876	0.1%
284,000	3.499%, 5/17/2022[b]	289,612	<0.1%
282,000	2.738%, 1/23/2022[b]	283,207	<0.1%
276,000	3.004%, 12/20/2023[b]	280,951	<0.1%
160,000	3.458%, 3/15/2025[b]	165,987	<0.1%
	GS Finance Corporation, Convertible
2,655,000	0.500%, 6/23/2025[g]	2,725,623	0.3%
	Other Securities^	66,811,916	6.5%

	Total	72,774,306

Mortgage-Backed Securities (10.2%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
25,300,000	3.500%, 7/1/2034[h]	26,112,998	2.6%

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value	% of Net Assets
Mortgage-Backed Securities (10.2%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$12,800,000	3.000%, 7/1/2049[h]	$12,903,347	1.3%
21,800,000	3.500%, 7/1/2049[h]	22,280,281	2.2%
12,100,000	4.000%, 7/1/2049[h]	12,502,939	1.2%
	Government National Mortgage Association Conventional 30- Yr. Pass Through
20,575,000	4.500%, 7/1/2049[h]	21,445,821	2.1%
	Other Securities^	7,418,728	0.8%

	Total	102,664,114

Technology (1.8%)
	Other Securities^	18,029,954	1.8%

	Total	18,029,954

Transportation (0.4%)
	Other Securities^	4,490,365	0.4%

	Total	4,490,365

Utilities (1.0%)
	Other Securities^	10,255,466	1.0%

	Total	10,255,466

	Total Long-Term Fixed Income (cost $486,935,378)	493,914,812

Shares	Common Stock (26.6%)
Communications Services (1.5%)
	Other Securities^	14,745,117	1.5%

	Total	14,745,117

Consumer Discretionary (2.1%)
1,374	Amazon.com, Inc.[i]	2,601,848	0.3%
	Other Securities^	18,179,700	1.8%

	Total	20,781,548

Consumer Staples (1.5%)
	Other Securities^	15,207,768	1.5%

	Total	15,207,768

Energy (1.7%)
	Other Securities^	16,965,916	1.7%

	Total	16,965,916

Financials (5.1%)
236,811	Ares Capital Corporation	4,248,389	0.4%
106,834	Bank of America Corporation	3,098,186	0.3%
34,023	Citigroup, Inc.	2,382,631	0.2%
210,823	Golub Capital BDC, Inc.	3,752,649	0.4%
	Other Securities^	38,010,039	3.8%

	Total	51,491,894

Health Care (3.6%)
21,396	Johnson & Johnson	2,980,035	0.3%
23,452	Medtronic plc	2,283,990	0.2%
10,154	UnitedHealth Group, Inc.	2,477,678	0.3%
	Other Securities^	28,471,147	2.8%

	Total	36,212,850

Industrials (3.7%)
15,653	Honeywell International, Inc.	2,732,857	0.3%
	Other Securities^	34,427,759	3.4%

	Total	37,160,616

Information Technology (5.0%)
16,825	Apple, Inc.	3,330,004	0.3%
99,188	Cisco Systems, Inc.	5,428,559	0.5%
41,752	Microsoft Corporation	5,593,098	0.6%
	Other Securities^	36,390,600	3.6%

	Total	50,742,261

Materials (1.1%)
	Other Securities^	11,253,178	1.1%

	Total	11,253,178

Real Estate (0.8%)
	Other Securities^	8,011,861	0.8%

	Total	8,011,861

Utilities (0.5%)
	Other Securities^	5,436,402	0.5%

	Total	5,436,402

	Total Common Stock (cost $243,548,408)	268,009,411

Shares	Registered Investment Companies (5.8%)
Affiliated (5.0%)
5,115,169	Thrivent Core Emerging Markets Debt Fund	50,230,963	5.0%

	Total	50,230,963

Unaffiliated (0.8%)
43,500	Vanguard Short-Term Corporate Bond ETF	3,509,580	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Registered Investment Companies (5.8%)	Value	% of Net Assets
Unaffiliated (0.8%) - continued
	Other Securities^	$4,798,917	0.5%

	Total	8,308,497

	Total Registered Investment Companies (cost $57,653,568)	58,539,460

Shares	Preferred Stock (1.7%)
Consumer Staples (0.2%)
	Other Securities^	1,918,980	0.2%

	Total	1,918,980

Energy (0.4%)
255,540	Crestwood Equity Partners, LP, 9.250%[f]	2,379,077	0.2%
	Other Securities^	1,596,284	0.2%

	Total	3,975,361

Financials (0.8%)
1,762	Wells Fargo & Company, Convertible, 7.500%[f]	2,403,720	0.2%
	Other Securities^	6,079,359	0.6%

	Total	8,483,079

Health Care (0.1%)
	Other Securities^	843,725	0.1%

	Total	843,725

Industrials (0.1%)
	Other Securities^	614,946	0.1%

	Total	614,946

Real Estate (0.1%)
	Other Securities^	1,130,881	0.1%

	Total	1,130,881

Utilities (<0.1%)
	Other Securities^	38,799	<0.1%

	Total	38,799

	Total Preferred Stock (cost $16,548,919)	17,005,771

Shares	Collateral Held for Securities Loaned (0.6%)
5,925,955	Thrivent Cash Management Trust	5,925,955	0.6%

	Total Collateral Held for Securities Loaned (cost $5,925,955)	5,925,955

Shares or Principal Amount	Short-Term Investments (14.2%)
	Federal Home Loan Bank Discount Notes
4,400,000	2.401%, 7/19/2019[j,k]	4,395,160	0.5%
	Thrivent Core Short-Term Reserve Fund
13,562,095	2.590%	135,620,945	13.4%
	Other Securities^	3,492,142	0.3%

	Total Short-Term Investments (cost $143,506,587)	143,508,247

	Total Investments (cost $1,078,000,490) 110.1%	$1,108,542,372

	Other Assets and Liabilities, Net (10.1%)	(102,021,194)

	Total Net Assets 100.0%	$1,006,521,178

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $190,962,012 or 19.0% of total net assets.

d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28, 2019.
e

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
g	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of June 28, 2019:

Securities Lending Transactions

Common Stock	$3,330,897
Long-Term Fixed Income	2,434,864

Total lending	$5,765,761
Gross amount payable upon return of collateral for securities loaned	$5,925,955

Net amounts due to counterparty	$160,194

Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
Ser.	-	Series

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$48,739,173
Gross unrealized depreciation	(19,081,180)

Net unrealized appreciation (depreciation)	$29,657,993
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$1,211,186,507

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,045,193	—	3,931,806	1,113,387
Capital Goods	8,309,765	—	7,520,718	789,047
Communications Services	26,797,401	—	24,913,419	1,883,982
Consumer Cyclical	17,019,280	—	14,801,054	2,218,226
Consumer Non-Cyclical	25,208,476	—	25,208,476	—
Energy	9,628,463	—	8,973,776	654,687
Financials	17,482,608	—	17,482,608	—
Technology	6,943,959	—	6,943,959	—
Utilities	5,203,571	—	1,940,311	3,263,260
Long-Term Fixed Income
Asset-Backed Securities	48,038,945	—	48,038,945	—
Basic Materials	10,544,059	—	10,544,059	—
Capital Goods	22,121,665	—	22,121,665	—
Collateralized Mortgage Obligations	87,589,129	—	87,589,129	—
Communications Services	34,008,099	—	34,008,099	—
Consumer Cyclical	27,971,938	—	27,971,938	—
Consumer Non-Cyclical	27,624,187	—	27,624,187	—
Energy	27,802,585	—	27,802,585	—
Financials	72,774,306	—	70,048,683	2,725,623
Mortgage-Backed Securities	102,664,114	—	102,664,114	—
Technology	18,029,954	—	18,029,954	—
Transportation	4,490,365	—	4,490,365	—
Utilities	10,255,466	—	10,255,466	—
Common Stock
Communications Services	14,745,117	10,538,122	4,206,995	—
Consumer Discretionary	20,781,548	13,591,997	7,189,551	—
Consumer Staples	15,207,768	8,559,604	6,648,164	—
Energy	16,965,916	14,514,639	2,451,277	—
Financials	51,491,894	40,983,974	10,507,920	—
Health Care	36,212,850	30,093,804	6,119,046	—
Industrials	37,160,616	27,427,959	9,732,657	—
Information Technology	50,742,261	44,075,020	6,667,241	—
Materials	11,253,178	4,461,388	6,791,790	—
Real Estate	8,011,861	5,032,648	2,979,213	—
Utilities	5,436,402	3,661,627	1,774,775	—
Preferred Stock
Consumer Staples	1,918,980	1,918,980	—	—
Energy	3,975,361	1,596,284	2,379,077	—
Financials	8,483,079	5,562,880	2,920,199	—
Health Care	843,725	—	843,725	—
Industrials	614,946	614,946	—	—
Real Estate	1,130,881	1,130,881	—	—
Utilities	38,799	38,799	—	—
Registered Investment Companies
Unaffiliated	8,308,497	8,308,497	—	—
Short-Term Investments	7,887,302	—	7,887,302	—

Subtotal Investments in Securities	$916,764,509	$222,112,049	$682,004,248	$12,648,212

Other Investments *	Total
Affiliated Short-Term Investments	135,620,945
Affiliated Registered Investment Companies	50,230,963
Collateral Held for Securities Loaned	5,925,955

Subtotal Other Investments	$191,777,863

Total Investments at Value	$1,108,542,372

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,878,972	3,878,972	—	—

Total Asset Derivatives	$3,878,972	$3,878,972	$—	$—

Liability Derivatives
Futures Contracts	1,268,000	1,268,000	—	—

Total Liability Derivatives	$1,268,000	$1,268,000	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Fund’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $7,887,302 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	442	September 2019	$54,999,125	$1,563,062
CBOT 2-Yr. U.S. Treasury Note	148	September 2019	31,649,329	197,265
CBOT 5-Yr. U.S. Treasury Note	207	September 2019	24,006,177	452,167
CBOT U.S. Long Bond	70	September 2019	10,524,292	367,271
CME Euro Foreign Exchange Currency	156	September 2019	22,238,695	81,980
CME Ultra Long Term U.S. Treasury Bond	1	September 2019	168,699	8,864
Eurex Euro STOXX 50 Index	753	September 2019	29,042,574	591,769
ICE US mini MSCI Emerging Markets Index	362	September 2019	18,449,945	616,594

Total Futures Long Contracts			$191,078,836	$3,878,972

CME E-mini Russell 2000 Index	(56)	September 2019	($4,294,932)	($92,948)
CME E-mini S&P 500 Index	(192)	September 2019	(27,824,225)	(440,095)
ICE mini MSCI EAFE Index	(312)	September 2019	(29,268,523)	(734,957)

Total Futures Short Contracts			($61,387,680)	($1,268,000)

Total Futures Contracts			$129,691,156	$2,610,972

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$81,980
Total Foreign Exchange Contracts		81,980
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	2,588,629
Total Interest Rate Contracts		2,588,629
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	1,208,363
Total Equity Contracts		1,208,363

Total Asset Derivatives		$3,878,972

Liability Derivatives
Equity Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	1,268,000
Total Equity Contracts		1,268,000

Total Liability Derivatives		$1,268,000

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	3,568,061
Total Interest Rate Contracts		3,568,061
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(710,551)
Total Equity Contracts		(710,551)
Foreign Exchange Contracts
Futures	Net realized gains/(losses) on Futures contracts	118,851
Total Foreign Exchange Contracts		118,851

Total		$2,976,361

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Foreign Exchange Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	81,980
Total Foreign Exchange Contracts		81,980
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(959,615)
Total Equity Contracts		(959,615)
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	659,486
Total Interest Rate Contracts		659,486

Total		($218,149)

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table presents Diversified Income Plus Fund’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Equity Contracts
Futures - Long	$26,461,625
Futures - Short	(36,648,007)
Interest Rate Contracts
Futures - Long	100,846,767
Futures - Short	(1,203,732)
Foreign Exchange Contracts
Futures - Long	7,371,054

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Portfolio	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$44,210	$2,547	$—	$50,231	5,115	5.0%

Total Affiliated Registered Investment Companies	44,210			50,231		5.0

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	95,963	203,603	163,945	135,621	13,562	13.4

Total Affiliated Short-Term Investments	95,963			135,621		13.4

Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment	10,250	60,813	65,137	5,926	5,926	0.6

Total Collateral Held for Securities Loaned	10,250			5,926		0.6

Total Value	$150,423			$191,778

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$—	$3,474	$—	$1,062
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	—	—	—	1,502

Total Income from Affiliated Investments				$2,564

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	—	—	28

Total Affiliated Income from Securities Loaned, Net				$28

Total	$—	$3,474	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (14.9%)	Value	% of Net Assets
Basic Materials (1.0%)
	Other Securities^	$196,220	1.0%

	Total	196,220

Capital Goods (1.4%)
	Other Securities^	274,093	1.4%

	Total	274,093

Communications Services (2.9%)
	CSC Holdings, LLC, Term Loan
$122,500	4.644%, (LIBOR 1M + 2.250%), 7/17/2025[a,b]	120,394	0.6%
	Other Securities^	456,623	2.3%

	Total	577,017

Consumer Cyclical (1.9%)
	Boyd Gaming Corporation, Term Loan
108,378	4.622%, (LIBOR 1W + 2.250%), 9/15/2023[a,b]	107,689	0.5%
	Other Securities^	275,142	1.4%

	Total	382,831

Consumer Non-Cyclical (2.0%)
	Other Securities^	411,308	2.0%

	Total	411,308

Energy (1.0%)
	Other Securities^	202,555	1.0%

	Total	202,555

Financials (2.5%)
	Other Securities^	492,765	2.5%

	Total	492,765

Technology (1.0%)
	Other Securities^	206,418	1.0%

	Total	206,418

Transportation (0.2%)
	Other Securities^	34,296	0.2%

	Total	34,296

Utilities (1.0%)
	Other Securities^	197,472	1.0%

	Total	197,472

	Total Bank Loans (cost $3,037,095)	2,974,975

Principal Amount	Long-Term Fixed Income (45.0%)
Basic Materials (2.4%)
	BHP Billiton Finance USA, Ltd.
100,000	6.750%, 10/19/2075[b,c]	114,100	0.6%
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[c]	121,719	0.6%
	Olin Corporation
125,000	5.125%, 9/15/2027	128,281	0.7%
	Other Securities^	110,102	0.5%

	Total	474,202

Capital Goods (2.7%)
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[c]	129,375	0.7%
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	128,562	0.7%
	Textron Financial Corporation
150,000	4.253%, (LIBOR 3M + 1.735%), 2/15/2042[b,c]	117,000	0.6%
	Other Securities^	160,679	0.7%

	Total	535,616

Collateralized Mortgage Obligations (1.4%)
	Other Securities^	271,981	1.4%

	Total	271,981

Communications Services (6.3%)
	AMC Networks, Inc.
125,000	5.000%, 4/1/2024	128,281	0.6%
	CCO Holdings, LLC
125,000	5.500%, 5/1/2026[c]	130,819	0.7%
	Level 3 Communications, Inc.
125,000	5.375%, 1/15/2024	127,656	0.6%
	Sprint Corporation
125,000	7.625%, 2/15/2025	132,969	0.7%
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	130,156	0.7%
	Viacom, Inc.
100,000	5.875%, 2/28/2057[b]	102,050	0.5%
	Virgin Media Secured Finance plc
125,000	5.250%, 1/15/2026[c]	128,089	0.6%
	Other Securities^	380,110	1.9%

	Total	1,260,130

Consumer Cyclical (1.4%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[c]	111,250	0.6%
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[c]	129,674	0.7%
	Other Securities^	39,709	0.1%

	Total	280,633

Consumer Non-Cyclical (4.3%)
	Albertson’s Companies, LLC
125,000	6.625%, 6/15/2024	129,531	0.7%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (45.0%)	Value	% of Net Assets
Consumer Non-Cyclical (4.3%) - continued
	Energizer Holdings, Inc.
$125,000	6.375%, 7/15/2026[c]	$128,437	0.7%
	JBS USA, LLC
125,000	6.500%, 4/15/2029[c]	135,781	0.7%
	VRX Escrow Corporation
125,000	6.125%, 4/15/2025[c]	127,500	0.6%
	Other Securities^	329,232	1.6%

	Total	850,481

Energy (4.7%)
	Cheniere Corpus Christi Holdings, LLC
125,000	7.000%, 6/30/2024	143,763	0.7%
	Diamondback Energy, Inc.
125,000	5.375%, 5/31/2025	131,250	0.7%
	Endeavor Energy Resources, LP
125,000	5.500%, 1/30/2026[c]	129,531	0.7%
	Sunoco, LP
125,000	5.500%, 2/15/2026	130,156	0.7%
	TransCanada Trust
105,000	5.300%, 3/15/2077[b]	100,842	0.5%
	Other Securities^	312,180	1.4%

	Total	947,722

Financials (11.9%)
	Australia and New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[b,c,d]	110,375	0.6%
	Bank of America Corporation
100,000	6.250%, 9/5/2024[b,d]	108,947	0.6%
25,000	4.000%, 1/22/2025	26,281	0.1%
	BNP Paribas SA
100,000	7.625%, 3/30/2021[b,c,d]	105,875	0.5%
	Credit Agricole SA
100,000	8.125%, 12/23/2025[b,c,d]	115,648	0.6%
	Credit Suisse Group AG
125,000	7.500%, 12/11/2023[b,c,d]	137,500	0.7%
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[b,c,d]	105,500	0.5%
	Royal Bank of Scotland Group plc
100,000	8.625%, 8/15/2021[b,d]	107,775	0.6%
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,c,d]	110,250	0.6%
	Standard Chartered plc
100,000	7.500%, 4/2/2022[b,c,d]	105,750	0.5%
	Other Securities^	1,352,236	6.6%

	Total	2,386,137

Mortgage-Backed Securities (6.0%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
375,000	3.500%, 7/1/2034[e]	387,050	1.9%
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
150,000	3.000%, 7/1/2049[e]	151,211	0.8%
225,000	3.500%, 7/1/2049[e]	229,957	1.1%
175,000	4.000%, 7/1/2049[e]	180,828	0.9%
	Government National Mortgage Association Conventional 30- Yr. Pass Through
250,000	4.500%, 7/1/2049[e]	260,581	1.3%

	Total	1,209,627

Technology (2.1%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[c]	126,625	0.6%
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[c]	106,094	0.5%
	Other Securities^	193,356	1.0%

	Total	426,075

Transportation (0.1%)
	Other Securities^	15,470	0.1%

	Total	15,470

Utilities (1.7%)
	TerraForm Power Operating, LLC
125,000	5.000%, 1/31/2028[c]	125,469	0.6%
	TransCanada Trust
85,000	5.875%, 8/15/2076[b]	87,244	0.5%
	Other Securities^	123,551	0.6%

	Total	336,264

	Total Long-Term Fixed Income (cost $8,940,742)	8,994,338

Shares	Registered Investment Companies (27.1%)
Affiliated (10.5%)
213,516	Thrivent Core Emerging Markets Debt Fund	2,096,731	10.5%

	Total	2,096,731

Unaffiliated (16.6%)
11,100	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	137,640	0.7%
6,795	BlackRock Core Bond Trust	95,545	0.5%
10,619	BlackRock Corporate High Yield Fund, Inc.	113,836	0.6%
11,298	BlackRock Credit Allocation Income Trust	146,535	0.7%
16,778	BlackRock Enhanced Equity Dividend Trust	148,821	0.7%
4,459	BlackRock Multi-Sector Income Trust	77,810	0.4%
13,337	BlackRock Resources & Commodities Strategy Trust	109,097	0.5%

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Registered Investment Companies (27.1%)	Value	% of Net Assets
Unaffiliated (16.6%) - continued
5,827	Cohen & Steers REIT and Preferred Income Fund, Inc.	$125,988	0.6%
9,748	Liberty All-Star Equity Fund	62,582	0.3%
6,567	Royce Value Trust, Inc.	91,413	0.5%
4,625	Vanguard Short-Term Corporate Bond ETF	373,145	1.9%
13,053	Western Asset High Income Fund II, Inc.	91,632	0.5%
	Other Securities^	1,735,820	8.7%

	Total	3,309,864

	Total Registered Investment Companies (cost $5,443,325)	5,406,595

Shares	Common Stock (5.0%)
Communications Services (0.1%)
	Other Securities^	21,184	0.1%

	Total	21,184

Consumer Discretionary (0.4%)
	Other Securities^	74,112	0.4%

	Total	74,112

Consumer Staples (0.1%)
	Other Securities^	20,724	0.1%

	Total	20,724

Energy (1.2%)
	Other Securities^	247,487	1.2%

	Total	247,487

Financials (1.5%)
188	Bank of America Corporation	5,452	<0.1%
	Other Securities^	286,467	1.5%

	Total	291,919

Health Care (0.2%)
	Other Securities^	45,362	0.2%

	Total	45,362

Industrials (<0.1%)
	Other Securities^	1,472	<0.1%

	Total	1,472

Information Technology (0.7%)
	Other Securities^	137,835	0.7%

	Total	137,835

Materials (0.1%)
	Other Securities^	8,944	0.1%

	Total	8,944

Real Estate (0.7%)
	Other Securities^	147,697	0.7%

	Total	147,697

	Total Common Stock (cost $1,027,079)	996,736

Shares	Preferred Stock (3.4%)
Consumer Staples (0.5%)
4,000	CHS, Inc., 6.750%[b,d]	103,320	0.5%

	Total	103,320

Energy (0.9%)
	Other Securities^	177,525	0.9%

	Total	177,525

Financials (1.5%)
	Other Securities^	310,099	1.5%

	Total	310,099

Health Care (0.1%)
	Other Securities^	19,775	0.1%

	Total	19,775

Industrials (0.1%)
	Other Securities^	14,349	0.1%

	Total	14,349

Real Estate (0.3%)
	Other Securities^	57,501	0.3%

	Total	57,501

	Total Preferred Stock (cost $674,966)	682,569

Shares or Principal Amount	Short-Term Investments (10.7%)
203,758	Thrivent Core Short-Term Reserve Fund 2.590%	2,037,583	10.2%
	Other Securities^	99,779	0.5%

	Total Short-Term Investments (cost $2,137,333)	2,137,362

	Total Investments (cost $21,260,540) 106.1%	$21,192,575

	Other Assets and Liabilities, Net (6.1%)	(1,216,377)

	Total Net Assets 100.0%	$19,976,198

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

^

The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $3,425,371 or 17.1% of total net assets.

d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Reference Rate Index:

LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$438,891
Gross unrealized depreciation	(506,056)

Net unrealized appreciation (depreciation)	$(67,165)
Cost (includes notional principal amount of derivatives, if any) for federal income tax purposes	$21,433,146

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 28, 2019, in valuing Multidimensional Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	196,220	—	132,275	63,945
Capital Goods	274,093	—	224,467	49,626
Communications Services	577,017	—	487,467	89,550
Consumer Cyclical	382,831	—	351,956	30,875
Consumer Non-Cyclical	411,308	—	411,308	—
Energy	202,555	—	202,555	—
Financials	492,765	—	492,765	—
Technology	206,418	—	206,418	—
Transportation	34,296	—	34,296	—
Utilities	197,472	—	78,170	119,302
Long-Term Fixed Income
Basic Materials	474,202	—	474,202	—
Capital Goods	535,616	—	535,616	—
Collateralized Mortgage Obligations	271,981	—	271,981	—
Communications Services	1,260,130	—	1,260,130	—
Consumer Cyclical	280,633	—	280,633	—
Consumer Non-Cyclical	850,481	—	850,481	—
Energy	947,722	—	947,722	—
Financials	2,386,137	—	2,291,690	94,447
Mortgage-Backed Securities	1,209,627	—	1,209,627	—
Technology	426,075	—	426,075	—
Transportation	15,470	—	15,470	—
Utilities	336,264	—	336,264	—
Registered Investment Companies
Unaffiliated	3,309,864	3,309,864	—	—
Common Stock
Communications Services	21,184	21,184	—	—
Consumer Discretionary	74,112	74,112	—	—
Consumer Staples	20,724	20,724	—	—
Energy	247,487	247,487	—	—
Financials	291,919	291,919	—	—
Health Care	45,362	45,362	—	—
Industrials	1,472	1,472	—	—
Information Technology	137,835	137,835	—	—
Materials	8,944	—	—	8,944
Real Estate	147,697	147,697	—	—
Preferred Stock
Consumer Staples	103,320	103,320	—	—
Energy	177,525	79,444	98,081	—
Financials	310,099	259,699	50,400	—
Health Care	19,775	—	19,775	—
Industrials	14,349	14,349	—	—
Real Estate	57,501	57,501	—	—
Short-Term Investments	99,779	—	99,779	—

Subtotal Investments in Securities	$17,058,261	$4,811,969	$11,789,603	$456,689

Other Investments *	Total
Affiliated Registered Investment Companies	2,096,731
Affiliated Short-Term Investments	2,037,583

Subtotal Other Investments	$4,134,314

Total Investments at Value	$21,192,575

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	12,678	12,678	—	—

Total Asset Derivatives	$12,678	$12,678	$—	$—

Liability Derivatives
Futures Contracts	4,585	4,585	—	—

Total Liability Derivatives	$4,585	$4,585	$—	$—

There were no significant transfers between Levels during the period ended June 28, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Multidimensional Income Fund’s futures contracts held as of June 28, 2019. Investments and/or cash totaling $99,779 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 5-Yr. U.S. Treasury Note	1	September 2019	$115,972	$2,184
CBOT U.S. Long Bond	2	September 2019	300,694	10,494

Total Futures Long Contracts			$416,666	$12,678

CBOT 10-Yr. U.S. Treasury Note	(2)	September 2019	($251,353)	($4,585)

Total Futures Short Contracts			($251,353)	($4,585)

Total Futures Contracts			$165,313	$8,093

Reference Description:

CBOT	-	Chicago Board of Trade

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 28, 2019, for Multidimensional Income Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$12,678
Total Interest Rate Contracts		12,678

Total Asset Derivatives		$12,678

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	4,585
Total Interest Rate Contracts		4,585

Total Liability Derivatives		$4,585

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 28, 2019, for Multidimensional Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	15,663
Total Interest Rate Contracts		15,663

Total		$15,663

The accompanying Notes to Financial Statements are an integral part of this schedule.

MULTIDIMENSIONAL INCOME FUND

Summary Schedule of Investments as of June 28, 2019

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 28, 2019, for Multidimensional Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,438)
Total Interest Rate Contracts		(1,438)

Total		($1,438)

The following table presents Multidimensional Income Fund’s average volume of derivative activity during the period ended June 28, 2019.

Derivative Risk Category	Average Notional Value
Interest Rate Contracts
Futures - Long	$412,107
Futures - Short	(247,333)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income Fund, is as follows:

Fund	Value 12/31/2018	Gross Purchases	Gross Sales	Value 6/28/2019	Shares Held at 6/28/2019	% of Net Assets 6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$1,904	$45	$—	$2,097	214	10.5%

Total Affiliated Registered Investment Companies	1,904			2,097		10.5

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	1,434	6,056	5,452	2,038	204	10.2

Total Affiliated Short-Term Investments	1,434			2,038		10.2

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	114	97	211	—	—	—
Total Collateral Held for Securities Loaned	114			—		—

Total Value	$3,452			$4,135

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019-6/28/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$—	$148	$—	$45
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.590%	—	—	—	23

Total Income from Affiliated Investments				$68

Cash Management Trust- Collateral Investment	—	—	—	0

Total Affiliated Income from Securities Loaned, Net				$0

Total	$—	$148	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES

As of June 28, 2019 (unaudited)	Diversified Income Plus Fund		Multidimensional Income Fund
Assets
Investments at cost	$1,078,000,490		$21,260,540
Investments in unaffiliated securities at value (#)	$916,764,509		$17,058,260
Investments in affiliated securities at value	191,777,863		4,134,315
Cash	—		12,326
Dividends and interest receivable	4,802,492		127,240
Prepaid expenses	22,803		11,948
Receivable for:
Investments sold	3,922,454		3,199
Investments sold on a delayed delivery basis	10,322,656		180,164
Fund shares sold	519,733		30,003
Expense reimbursements	—		9,747
Variation margin on open future contracts	346,008		—
Total Assets	1,128,478,518		21,567,202
Liabilities
Distributions payable	198,726		13,979
Accrued expenses	72,001		17,848
Cash overdraft	222,392	(a)	—
Payable for:
Investments purchased	2,970,490		102,920
Investments purchased on a delayed delivery basis	110,890,352		1,441,507
Return of collateral for securities loaned	5,925,955		—
Fund shares redeemed	520,542		3,814
Variation margin on open future contracts	475,072		313
Investment advisory fees	418,547		8,266
Administrative fees	12,938		256
Distribution fees	115,485		—
Transfer agent fees	58,334		1,001
Trustee fees	611		151
Trustee deferred compensation	67,991		823
Commitments and contingent liabilities^	—		—
Mortgage dollar roll deferred revenue	7,904		126
Total Liabilities	121,957,340		1,591,004
Net Assets
Capital stock (beneficial interest)	972,763,330		20,256,022
Distributable earnings/(accumulated loss)	33,757,848		(279,824)
Total Net Assets	$1,006,521,178		$19,976,198
Class A Share Capital	$607,709,418		$—
Shares of beneficial interest outstanding (Class A)	83,361,584		—
Net asset value per share	$7.29		$—
Maximum public offering price	$7.63		$—
Class S Share Capital	$398,811,760		$19,976,198
Shares of beneficial interest outstanding (Class S)	55,252,322		2,031,643
Net asset value per share	$7.22		$9.83
(#) Includes securities on loan of	5,765,761		—

(a)	Includes foreign currency holdings of $188,958 (cost $188,901).
^	Commitments and contingent liabilities accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF OPERATIONS

For the six months ended June 28, 2019 (unaudited)	Diversified Income Plus Fund	Multidimensional Income Fund
Investment Income
Dividends	$3,970,286	$59,465
Taxable interest	13,231,092	284,902
Income from mortgage dollar rolls	240,380	3,315
Affiliated income from securities loaned, net	28,496	96
Income from affiliated investments	1,501,773	23,318
Non cash income	220,660	75,036
Non cash income from affiliated investments	1,062,321	45,016
Foreign tax withholding	(149,003)	(503)
Total Investment Income	20,106,005	490,645
Expenses
Adviser fees	2,580,100	51,643
Administrative service fees	114,750	36,596
Audit and legal fees	19,950	20,146
Custody fees	49,199	9,059
Distribution expenses Class A	729,412	—
Insurance expenses	3,410	1,943
Printing and postage expenses Class A	52,344	—
Printing and postage expenses Class S	31,778	1,776
SEC and state registration expenses	43,345	8,987
Transfer agent fees Class A	239,210	—
Transfer agent fees Class S	151,295	5,563
Trustees’ fees	14,887	3,390
Other expenses	44,185	15,940
Total Expenses Before Reimbursement	4,073,865	155,043
Less:
Reimbursement from adviser	—	(61,146)
Total Net Expenses	4,073,865	93,897
Net Investment Income/(Loss)	16,032,140	396,748
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(1,154,741)	(151,008)
Futures contracts	2,976,361	15,663
Foreign currency transactions	(6,799)	—
Change in net unrealized appreciation/(depreciation) on:
Investments	60,189,012	1,421,370
Affiliated investments	3,474,253	147,583
Futures contracts	(218,149)	(1,438)
Foreign currency transactions	551	—
Net Realized and Unrealized Gains/(Losses)	65,260,488	1,432,170
Net Increase/(Decrease) in Net Assets Resulting From Operations	$81,292,628	$1,828,918

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Diversified Income Plus Fund		Multidimensional Income Fund
For the periods ended	6/28/2019 (unaudited)	12/31/2018	6/28/2019 (unaudited)	12/31/2018
Operations
Net investment income/(loss)	$16,032,140	$29,336,674	$396,748	$783,314
Net realized gains/(losses)	1,814,821	25,093,681	(135,345)	115,853
Change in net unrealized appreciation/(depreciation)	63,445,667	(83,133,775)	1,567,515	(1,967,479)
Net Change in Net Assets Resulting From Operations	81,292,628	(28,703,420)	1,828,918	(1,068,312)
Distributions to Shareholders
From income/realized gains Class A	(9,762,422)	(31,993,083)	—	—
From income/realized gains Class S	(6,532,386)	(17,541,534)	(438,656)	(940,474)

Total from income/realized gains	(16,294,808)	(49,534,617)	(438,656)	(940,474)

From return of capital Class S	—	—	—	(11,081)

Total From Return of Capital	—	—	—	(11,081)

Total Distributions to Shareholders	(16,294,808)	(49,534,617)	(438,656)	(951,555)
Capital Stock Transactions
Class A
Sold	23,478,860	55,801,870	—	—
Distributions reinvested	8,879,563	29,670,140	—	—
Redeemed	(35,389,938)	(82,604,700)	—	—

Total Class A Capital Stock Transactions	(3,031,515)	2,867,310	—	—

Class S
Sold	84,493,737	157,341,815	2,585,787	7,203,803
Distributions reinvested	6,229,728	16,962,458	365,409	863,660
Redeemed	(35,975,814)	(77,889,135)	(2,256,126)	(8,664,284)

Total Class S Capital Stock Transactions	54,747,651	96,415,138	695,070	(596,821)

Capital Stock Transactions	51,716,136	99,282,448	695,070	(596,821)
Net Increase/(Decrease) in Net Assets	116,713,956	21,044,411	2,085,332	(2,616,688)
Net Assets, Beginning of Period	889,807,222	868,762,811	17,890,866	20,507,554
Net Assets, End of Period	$1,006,521,178	$889,807,222	$19,976,198	$17,890,866
Capital Stock Share Transactions
Class A shares
Sold	3,280,859	7,592,310	—	—
Distributions reinvested	1,239,194	4,182,957	—	—
Redeemed	(4,960,884)	(11,266,659)	—	—

Total Class A shares	(440,831)	508,608	—	—

Class S shares
Sold	11,921,555	21,623,973	267,066	729,152
Distributions reinvested	877,540	2,417,389	37,761	89,060
Redeemed	(5,083,107)	(10,743,565)	(233,437)	(877,943)

Total Class S shares	7,715,988	13,297,797	71,390	(59,731)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 24 separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation Funds, three income plus Funds, nine equity Funds, seven fixed-income Funds, and one money market Fund.

This shareholder report includes Thrivent Diversified Income Plus Fund and Thrivent Multidimensional Income Fund, two of the Trust’s 24 Funds. The other Funds of the Trust have a fiscal year-end of October 31 and are presented under a separate shareholder report.

The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946—Financial Services—Investment Companies.

Share Classes — The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee. For the Funds presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25%. Class A shares have a maximum front-end sales load of 4.50%, although some Funds have a reduced or no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Thrivent High Income Municipal Bond Fund, Thrivent Low Volatility Equity Fund, Thrivent Multidimensional Income Fund and Thrivent Small Cap Growth Fund offer only Class S Shares; each of the other 20 Funds of the Trust offer Class A and Class S shares.

Other — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Funds’ investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities — The Funds value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Federal Income Taxes — No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, the position would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of June 28, 2019, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended December 31, 2015 through 2018. Additionally, as of June 28, 2019, the tax year ended December 31, 2014 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of June 28, 2019, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

Foreign Income Taxes — Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable.

Expenses and Income — Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date. However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Non-cash income, if any, is recorded at the fair market value of the securities received.

For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/ loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

Distributions to Shareholders — Net investment income is distributed to each shareholder as a dividend. Dividends from Diversified Income Plus Fund and Multidimensional Income Fund are declared and paid monthly. Additionally, it is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.

Derivative Financial Instruments — Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (“OTC”).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options — Each of the Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts — Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the six months ended June 28, 2019, Diversified Income Plus Fund and Multidimensional Income Fund used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.

During the six months ended June 28, 2019, Diversified Income Plus Fund used equity futures to manage exposure to the equities market.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

During the six months ended June 28, 2019, Diversified Income Plus Fund used foreign exchange futures to hedge currency risk.

Foreign Currency Forward Contracts — In connection with purchases and sales of securities denominated in foreign currencies, all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements — Each of the Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (“CDX Indices”). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged(**)	Net Amount
Diversified Income Plus
Securities Lending	5,925,955	—	5,925,955	5,765,761	—	—	160,194	(^)

(**)	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)	Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Mortgage Dollar Roll Transactions — Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

Securities Lending — The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending (“GSAL”). The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

As of June 28, 2019, the value of securities on loan is as follows:

Fund	Securities on Loan
Diversified Income Plus	$5,765,761

When-Issued and Delayed Delivery Transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Treasury Inflation Protected Securities — Certain Funds may invest in treasury inflation protected securities (“TIPS”). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

Repurchase Agreements — Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 28, 2019, none of the Funds engaged in these types of investments.

Equity-Linked Structured Securities — Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return. During the six months ended June 28, 2019, none of the Funds engaged in these types of transactions.

Stripped Securities — Certain Funds may invest in interest only and principal only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates. As interest rates increase, the price of the principal only security decreases. Similarly, as interest rates decrease, the price of the principal only security increases. The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.

Accounting Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Loan Commitments — Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments. During the six months ended June 28, 2019, none of the Funds engaged in these types of investments.

Loss Contingencies — In the event of adversary action proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.

Litigation — Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Bank Loans (Leveraged Loans) — Certain Funds may invest in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade. A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks. Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments. Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index, such as the London Interbank Offered Rate (“LIBOR”), plus a premium. Income is recorded daily on bank loan securities. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan. This commitment fee is accrued as income over the term of the bank loan. A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan. Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.

Line of Credit — Each Fund along with other portfolios managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the “line of credit”) issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Interest is charged to each participating fund based on its borrowings at the higher of the Federal Funds Rate or the One-Month LIBOR rate plus 1.25%. Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing. Each participating fund pays a commitment fee in proportion to their respective net assets. The Funds had no borrowings during the period ended June 28, 2019.

Recent Accounting Pronouncements —

Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting stands to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption of these amendments is allowed. Management has adopted the amendments as of the beginning of the fiscal period. The adoption of ASU No. 2017-08 had no impact to the financial statement amounts and footnote disclosures for Thrivent Diversified Income Plus Fund. However, a cumulative-effect adjustment as of January 1, 2019 in the amount of $20,000, which is approximately 10 basis points of June 28, 2019 net assets, has been processed in the financial statements and summary schedule of investments of Thrivent Multidimensional Income Fund.

Fair Value Measurement (Topic 820)

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13 Fair Value Measurement (Topic 820). ASU No. 2018-13 updates the disclosure requirements on fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and the interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of this guidance and the impact it will have to financial statements amounts and footnote disclosures.

Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

(3) FEES AND COMPENSATION PAID TO AFFILIATES

Investment Advisory Fees — The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M - Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Diversified Income Plus	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.500%	0.500%	0.500%	0.500%
Multidimensional Income	0.550%	0.550%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%

Expense Reimbursements — For the period ended June 28, 2019, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Class S	Expiration Date
Multidimensional Income	N/A	1.00%	2/28/2020

Expense reimbursements are accrued daily and paid by Thrivent Asset Mgt. monthly. Thrivent Asset Mgt. does not recoup amounts previously reimbursed or waived in prior fiscal years.

Subject to certain limitations, each Fund may invest cash in other Funds in the Trust, Thrivent Cash Management Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the income plus and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.

Distribution Plan — Thrivent Distributors, LLC is the Trust’s distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee. For the Funds presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25%.

Sales Charges and Other Fees — For the six months ended June 28, 2019, Thrivent Investment Management Inc. and Thrivent Distributors, LLC received $42,227 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.

The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. The Funds pay an annual fixed fee on a per-fund basis plus percentage of net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the six months ended June 28, 2019, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $151,346 from the Funds covered in this shareholder report.

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (“Thrivent Investor Services”) to provide transfer agency, sub transfer agency, and dividend payment services necessary to the Funds on a per-account basis. These fees are accrued daily and paid monthly. For the six months ended June 28, 2019, Thrivent Investor Services received $404,477 for transfer agent services from the Funds covered in this shareholder report.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent Mutual Funds, except for Money Market Fund as it is not eligible for the deferred plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of that series. Their fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

Those Trustees not participating in the above plan received $16,883 in fees from the Funds covered in this shareholder report for the six months ended June 28, 2019. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Distributors, LLC, and Thrivent Investor Services; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.

Acquired Fund Fees and Expenses — Some Funds invest in other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds’ expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. There are no advisory fees for Thrivent Cash Management Trust or Thrivent Core Funds, and therefore no reimbursement is made related to investments in these funds. This contractual provision may be terminated upon the mutual agreement between the independent Trustees of the Trust and the Adviser.

Interfund Lending — The Funds may participate in an interfund lending program (the “Program”) pursuant to an exemptive order issued by the SEC. The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve Fund. Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program. Each borrowing made under the Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan. For the period ended June 28, 2019, none of the Funds covered in this shareholder report borrowed cash through the Program.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 28, 2019, the tax-basis balance has not yet been determined.

(5) SECURITY TRANSACTIONS

Purchases and Sales of Investment Securities — For the six months ended June 28, 2019, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Diversified Income Plus	$214,935	$201,204
Multidimensional Income	3,868	3,855

Purchases and Sales of U.S. Government Securities were:

	In thousands
Fund	Purchases	Sales
Diversified Income Plus	$495,056	$456,251
Multidimensional Income	6,753	6,327

Investments in Restricted Securities — Certain Funds may own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 28, 2019, the Funds did not hold restricted securities.

The Funds have no right to require registration of unregistered securities.

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to the other Fund, certain other series of Thrivent Mutual Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

During the period ended June 28, 2019, no Funds covered in this shareholder report engaged in purchase or sale transactions that complied with Rule 17a-7 of the 1940 Act that were in excess of 0.50% of net assets.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

(7) RELATED PARTY TRANSACTIONS

As of June 28, 2019, related parties held shares in excess of 5% of the Funds covered in this shareholder report as follows:

Fund	Shares	Percent of Fund’s Outstanding Shares
Multidimensional Income	783,003	38.5%

Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these funds. In the case of a large redemption, these funds may be forced to sell investments at inopportune times, resulting in additional losses for the funds.

(8) SUBSEQUENT EVENTS

The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

(9) SIGNIFICANT RISKS

Allocation Risk — The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Business Development Company (“BDC”) Risk — The value of a BDC’s investments will be affected by portfolio company specific performance as well as the overall economic environment. Shares of BDCs may trade at prices that reflect a premium above or a discount below the investment company’s net asset value, which may be substantial. The Fund may be exposed to greater risk and experience higher volatility than would a portfolio that was not invested in BDCs. Additionally, most BDCs employ leverage which can magnify the returns of underlying investments.

Closed-End Fund (“CEF”) Risk — Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of “illiquid” securities than typical mutual funds. The Fund is subject to a pro-rata share of the management fees and expenses of each CEF in addition to the Fund’s management fees and expenses, resulting in Fund shareholders subject to higher expenses than if they invested directly in CEFs.

Convertible Securities Risk — Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Credit Risk — Credit risk is the risk that an issuer of a debt security to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.

Derivatives Risk — The use of derivatives (such as credit default swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.

Emerging Markets Risk — The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.

Equity Security Risk — Equity securities held by the Fund may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

ETF Risk — An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Foreign Currency Risk — The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Foreign Securities Risk — Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of higher potential for political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Growth Investing Risk — Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

High Yield Risk — High yield securities – commonly known as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.

Interest Rate Risk — Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Investment Adviser Risk — The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Investment in Other Investment Companies Risk — Investing in other investment companies, including CEFs and BDCs, could result in the duplication of certain fees, including management and administrative fees, and may expose the Fund to the risks of owning the underlying investments that the other investment company holds.

Issuer Risk — Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.

Leveraged Loan Risk — Leveraged loans (also known as bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.

Liquidity Risk — Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Market Risk — Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Master Limited Partnership (“MLP”) Risk — An investment in an MLP exposes the Fund to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold. Due to the tax requirements for MLPs, the income of many MLPs comes from energy infrastructure. Risks inherent in the energy infrastructure business include: sustained declines in demand for crude oil, natural gas and refined petroleum products, construction risk, changes in the regulatory environment or other regulatory exposure, weather risk, risks associated with terrorist activity and interest rate risk.

Mortgage-Backed and Other Asset-Backed Securities Risk — The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Other Funds Risk — The performance of the Fund is dependent, in part, upon the performance of other funds managed by the Adviser or an affiliate (“Other Funds”) in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the Other Funds.

Portfolio Turnover Rate Risk — The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.

Preferred Securities Risk — There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Quantitative Investing Risk — Quantitative Investing Risk is the risk that securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 28, 2019

(unaudited)

Real Estate Investment Trust (“REIT”) Risk — REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Sovereign Debt Risk — Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

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THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
DIVERSIFIED INCOME PLUS FUND
Class A Shares
Period Ended 6/28/2019 (unaudited)	$6.80	$0.12	$0.49	$0.61	$(0.12)	$—
Year Ended 12/31/2018	7.41	0.23	(0.45)	(0.22)	(0.24)	(0.15)
Year Ended 12/31/2017	7.00	0.21	0.41	0.62	(0.21)	—
Year Ended 12/31/2016	6.79	0.22	0.23	0.45	(0.24)	—
Year Ended 12/31/2015	7.10	0.23	(0.27)	(0.04)	(0.24)	(0.03)
Year Ended 12/31/2014	7.25	0.24	0.02	0.26	(0.23)	(0.18)
Class S Shares
Period Ended 6/28/2019 (unaudited)	6.73	0.12	0.50	0.62	(0.13)	—
Year Ended 12/31/2018	7.34	0.25	(0.45)	(0.20)	(0.26)	(0.15)
Year Ended 12/31/2017	6.94	0.23	0.40	0.63	(0.23)	—
Year Ended 12/31/2016	6.74	0.24	0.22	0.46	(0.26)	—
Year Ended 12/31/2015	7.04	0.25	(0.26)	(0.01)	(0.26)	(0.03)
Year Ended 12/31/2014	7.19	0.26	0.02	0.28	(0.25)	(0.18)

MULTIDIMENSIONAL INCOME FUND
Class S Shares
Period Ended 6/28/2019 (unaudited)	9.13	0.20	0.72	0.92	(0.22)	—
Year Ended 12/31/2018	10.15	0.41	(0.95)	(0.54)	(0.44)	(0.02)
Year Ended 12/31/2017(c)	10.00	0.29	0.20	0.49	(0.30)	(0.03)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c)	Since fund inception, February 28, 2017.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	RATIOS/SUPPLEMENTAL DATA
					Ratio to Average Net Assets **		Ratios to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses **
Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$(0.12)	$7.29	8.97%	$607.7	0.96%	3.32%	0.96%	3.32%	72%
—	(0.39)	6.80	(3.10)%	569.8	0.96%	3.16%	0.96%	3.16%	143%
—	(0.21)	7.41	8.98%	617.3	0.97%	2.86%	0.97%	2.86%	133%
—	(0.24)	7.00	6.70%	591.3	0.97%	3.23%	0.97%	3.23%	91%
—	(0.27)	6.79	(0.62)%	585.5	0.98%	3.28%	0.98%	3.28%	108%
—	(0.41)	7.10	3.54%	581.7	0.98%	3.33%	0.98%	3.33%	137%
—	(0.13)	7.22	9.20%	398.8	0.72%	3.57%	0.72%	3.57%	72%
—	(0.41)	6.73	(2.88)%	320.1	0.70%	3.46%	0.70%	3.46%	143%
—	(0.23)	7.34	9.20%	251.4	0.70%	3.13%	0.70%	3.13%	133%
—	(0.26)	6.94	6.91%	158.2	0.70%	3.51%	0.70%	3.51%	91%
—	(0.29)	6.74	(0.19)%	108.3	0.69%	3.56%	0.69%	3.56%	108%
—	(0.43)	7.04	3.90%	116.2	0.69%	3.60%	0.69%	3.60%	137%

—	(0.22)	9.83	10.14%	20.0	1.00%	4.23%	1.65%	3.57%	56%
(0.02)	(0.48)	9.13	(5.45)%	17.9	1.15%	4.02%	1.62%	3.55%	96%
(0.01)	(0.34)	10.15	4.92%	20.5	1.15%	3.38%	1.57%	2.96%	180%

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-4836, or visit ThriventFunds.com to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by clicking on the tab for each Fund and navigating to “Related Documents” under Fund Details - Holdings at ThriventFunds.com or SEC.gov where it is filed on form N-PX.

Quarterly Schedule of Portfolio Holdings

Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Trust will no longer file Form N-Q and will begin filling Form N-PORT with the SEC. Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form N-Q. The Trust’s most recent Schedule of Investments can be found at ThriventFunds.com or SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.

Summary Schedule of Investments

The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 800-847-4836. It is also available at ThriventFunds.com or SEC.gov where it is part of form N-CSRS.

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus, Class S Shares Prospectus, Thrivent Multidimensional Income Fund Class S

Shares Summary Prospectus, Thrivent Municipal Bond Fund Class A Shares Summary Prospectus, and

Thrivent Municipal Bond Fund Class S Shares Summary Prospectus

each dated February 28, 2019

1.

Effective July 31, 2019, Kent L. White, CFA has been named as a portfolio manager of Thrivent Multidimensional Income Fund, and Conrad E. Smith, CFA is no longer a portfolio manager for the Fund. Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA and Stephen D. Lowe, CFA will continue to serve as portfolio managers of the Fund.

The following replaces similar information for Thrivent Multidimensional Income Fund found in the “Summary Section” under the heading “Portfolio Manager(s)” and in the “Management, Organization and Capital Structure” section under the heading “Portfolio Management”:

Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA, Stephen D. Lowe, CFA, and Kent L. White, CFA are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Simenstad, Mr. Anderson, and Mr. Ocenasek have served as portfolio managers of the Fund since February 2017. Mr. Lowe has served as a portfolio manager of the Fund since February 2018. Mr. White has served as a portfolio manager of the Fund since July 2019. Mr. Simenstad is Chief Investment Strategist and has been with Thrivent Financial since 1999. Mr. Anderson is Vice President, Fixed Income General Accounts. He has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Ocenasek has been with Thrivent Financial since 1987 and has served in a portfolio management capacity since 1997. Mr. Lowe is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1997. Mr. White is the director of Investment Grade Research, and he has been with Thrivent Financial since 1999.

2.	The current strategies described under “Summary Section — Thrivent Multidimensional Income Fund — Principal Strategies” will be deleted in their entirety and replaced with the following:

The Fund seeks to achieve its investment objectives by allocating assets across multiple income and growth producing asset classes and strategies. Debt securities in which the Fund invests include high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund will also implement its investment strategy by investing in convertible bonds and U.S. dollar denominated emerging markets sovereign debt.

The Fund also plans to invest in income-producing equity securities, including preferred stock and real estate investment trusts (“REITs”). The Fund will invest in other income-producing securities such as shares of closed-end funds (“CEFs”), publicly-traded business development companies (“BDCs”), master limited partnerships (“MLPs”), and exchange-traded funds (“ETFs”). CEFs are investment companies that issue a fixed number of shares that trade on a stock exchange or over-the-counter, typically at a premium or a discount to their net asset value. BDCs are publicly held investment funds that invest primarily in private and thinly traded public U.S. businesses. MLPs are publicly-traded limited partnerships that are limited by the Internal Revenue Code to only apply to enterprises that engage in certain businesses, mostly pertaining to the use of natural resources. ETFs are investment companies generally designed to track the performance of a securities or other index or benchmark. The Fund may also pursue its investment strategy by investing in other mutual funds, including funds managed by the Adviser.

The Fund may invest in other securities such as investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), and leveraged loans. It may also utilize derivatives for investment exposure or hedging purposes, including futures agreements and credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non- standardized derivatives contracts traded in the over-the-counter market.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell. Fundamental techniques assess a security’s value based on an issuer’s financial profile, management, and business prospects while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements.

3.	The following is inserted as the second to last sentence in the “Summary Section” under the heading “Principal Strategies” for Thrivent Municipal Bond Fund:

The Fund may also invest in debt securities that, at the time of purchase, are rated within or below the “BBB” major rating category by S&P or the “Baa” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser (commonly known as “high yield” or “junk” bonds).

4.	The following risk is added in the “Summary Section” under “Principal Risks” for Thrivent Municipal Bond Fund:

High Yield Risk. High yield securities – commonly known as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.

The date of this Supplement is July 31, 2019.

Please include this Supplement with your Prospectus or Summary Prospectus.

34838

4321 North Ballard Road, Appleton, WI 54919-0001 PRSRT STD US POSTAGE PAID Thrivent Financial ï¿½e’re listening to you! In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This process is known as householding. This consolidation helps reduce printing and postage costs, thereby saving money. If you purchased shares of Thrivent Mutual Funds through Thrivent Financial If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road, Appleton, WI, 54919-0001, or call us at 800-847-4836. We will begin to mail separate regulatory mailings within 30 days of receiving your request. If you wish to receive an additional copy of this shareholder report or a prospectus for Thrivent Mutual Funds, call us toll-free at 800-847-4836. These documents are also available by visiting ThriventFunds.com. If you purchased shares of Thrivent Mutual Funds from a firm other than Thrivent Financial If you wish to receive an additional copy of this shareholder report or a prospectus for Thrivent Mutual Funds, or wish to revoke householding in the future, please contact your financial professional. This shareholder report is also available by visiting ThriventFunds.com. The principal underwriter for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker/dealer, member of FINRA and SIPC. Thrivent Asset Management, LLC, an SEC-registered investment adviser, serves as the investment adviser for Thrivent Mutual Funds. Both entities are subsidiaries of Thrivent Financial for Lutherans, Appleton, WI. 24042SAR R8-19

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments

(a)	Registrant included Summary Schedules of Investments in the report to shareholders filed under Item 1. Therefore, the registrant has filed Schedules of Investments under this Item.

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (12.1%)[a]	Value
Basic Materials (0.5%)
	Ball Metalpack Finco, LLC, Term Loan
$173,250	7.022%, (LIBOR 3M + 4.500%), 7/31/2025[b]	$170,435
	Big River Steel, LLC, Term Loan
727,050	7.330%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	728,868
	Chemours Company, Term Loan
572,750	4.160%, (LIBOR 1M + 1.750%), 4/3/2025[b]	555,424
	Hexion International Holdings BV, Term Loan
215,000	5.350%, (LIBOR 3M + 3.000%), 11/1/2020[b]	214,867
	Hexion, Inc., Term Loan
385,000	0.000%, (LIBOR 3M + 3.500%), 6/27/2026[b,c,d,e]	384,519
	Momentive Performance Materials USA, LLC, Term Loan
623,000	5.590%, (LIBOR 3M + 3.250%), 5/15/2024[b]	616,770
	Peabody Energy Corporation, Term Loan
809,750	5.152%, (LIBOR 1M + 2.750%), 3/31/2025[b]	805,952
	Pixelle Specialty Solutions, LLC, Term Loan
980,075	8.402%, (LIBOR 1M + 6.000%), 10/31/2024[b]	965,374
	Starfruit US Holdco, LLC, Term Loan
613,463	5.669%, (LIBOR 1M + 3.250%), 10/1/2025[b]	602,984

	Total	5,045,193

Capital Goods (0.8%)
	Advanced Disposal Services, Inc., Term Loan
381,828	4.635%, (LIBOR 1W + 2.250%), 11/10/2023[b]	381,159
	Flex Acquisition Company, Inc. Term Loan
580,486	5.690%, (LIBOR 3M + 3.250%), 6/29/2025[b]	549,802
	GFL Environmental, Inc., Term Loan
1,968,939	5.402%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,935,191
	Natgasoline, LLC, Term Loan
791,025	5.938%, (LIBOR 1M + 3.500%), 11/14/2025[b,c]	789,047
	Navistar, Inc., Term Loan
1,328,187	5.910%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,323,619
	Sotera Health Holdings, LLC, Term Loan
550,506	5.402%, (LIBOR 1M + 3.000%), 5/15/2022[b]	542,248
	TransDigm, Inc., Term Loan
990,000	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b,d,e]	971,131
	Vertiv Group Corporation, Term Loan
1,913,229	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	1,817,568

	Total	8,309,765

Communications Services (2.7%)
	Altice France SA, Term Loan
583,100	5.152%, (LIBOR 1M + 2.750%), 7/31/2025[b]	554,155
	CenturyLink, Inc., Term Loan
2,157,150	5.152%, (LIBOR 1M + 2.750%), 1/31/2025[b]	2,104,429
	Charter Communications Operating, LLC, Term Loan
1,324,825	4.330%, (LIBOR 3M + 2.000%), 4/30/2025[b]	1,322,838
	CommScope Inc., Term Loan
1,680,000	5.652%, (LIBOR 1M + 3.250%), 4/4/2026[b]	1,673,280
	CSC Holdings, LLC, Term Loan
1,073,100	4.644%, (LIBOR 1M + 2.250%), 7/17/2025[b]	1,054,653
1,980,000	5.394%, (LIBOR 1M + 3.000%), 4/15/2027[b]	1,980,495
	Entercom Media Corporation, Term Loan
976,270	5.152%, (LIBOR 1M + 2.750%), 11/17/2024[b]	974,240
	Frontier Communications Corporation, Term Loan
1,640,322	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[b]	1,606,154
	Gray Television, Inc., Term Loan
602,769	4.681%, (LIBOR 3M + 2.250%), 2/7/2024[b]	599,755
716,400	4.931%, (LIBOR 3M + 2.500%), 1/2/2026[b]	715,325
	HCP Acquisition, LLC, Term Loan
1,264,755	5.152%, (LIBOR 1M + 2.750%), 5/16/2024[b]	1,256,066
	Intelsat Jackson Holdings SA, Term Loan
1,080,000	6.154%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,067,850
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,640,000	5.894%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	1,631,800
254,730	9.144%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	252,182
	Mediacom Illinois, LLC, Term Loan
599,906	4.140%, (LIBOR 1W + 1.750%), 2/15/2024[b]	594,807
	NEP Group, Inc., Term Loan
1,313,400	5.652%, (LIBOR 1M + 3.250%), 10/20/2025[b]	1,309,302
	SBA Senior Finance II, LLC, Term Loan
861,300	4.410%, (LIBOR 1M + 2.000%), 4/11/2025[b]	849,845

The accompanying Notes to Financial Statements are an integral part of this schedule.

1

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (12.1%)[a]	Value
Communications Services (2.7%) - continued
	Sprint Communications, Inc., Term Loan
$2,394,875	4.938%, (LIBOR 1M + 2.500%), 2/3/2024[b]	$2,355,958
1,213,900	5.438%, (LIBOR 1M + 3.000%), 2/3/2024[b]	1,201,385
	TNS, Inc., Term Loan
1,007,304	6.590%, (LIBOR 3M + 4.000%), 8/14/2022[b]	992,195
	Unitymedia Finance, LLC, Term Loan
630,000	4.644%, (LIBOR 1M + 2.250%), 1/15/2026[b]	628,066
	WideOpenWest Finance, LLC, Term Loan
1,005,097	5.654%, (LIBOR 1M + 3.250%), 8/19/2023[b]	980,473
	Windstream Services, LLC, Term Loan
715,000	4.910%, (LIBOR 1M + 2.500%), 2/26/2021[b]	715,000
367,183	10.500%, (PRIME + 5.000%), 3/30/2021[b,f]	377,148

	Total	26,797,401

Consumer Cyclical (1.7%)
	Boyd Gaming Corporation, Term Loan
476,865	4.622%, (LIBOR 1W + 2.250%), 9/15/2023[b]	473,832
	Cengage Learning, Inc., Term Loan
1,585,904	6.652%, (LIBOR 1M + 4.250%), 6/7/2023[b]	1,517,599
	Eldorado Resorts, Inc., Term Loan
369,504	4.688%, (LIBOR 1M + 2.250%), 4/17/2024[b]	367,771
	Four Seasons Hotels, Ltd., Term Loan
1,009,470	4.402%, (LIBOR 1M + 2.000%), 11/30/2023[b]	1,006,805
	Golden Entertainment, Inc., Term Loan
1,799,725	5.410%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	1,790,726
	Golden Nugget, LLC, Term Loan
1,394,056	5.149%, (LIBOR 1M + 2.750%), 10/4/2023[b]	1,381,231
	IAA, Inc., Term Loan
420,000	0.000%, (LIBOR 3M + 2.250%), 5/22/2026[b,d,e]	421,050
	Men’s Warehouse, Inc., Term Loan
791,629	5.690%, (LIBOR 1M + 3.250%), 4/9/2025[b]	698,613
	Mohegan Gaming and Entertainment, Term Loan
1,515,503	6.402%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,409,145
	Scientific Games International, Inc., Term Loan
3,351,580	5.216%, (LIBOR 1M + 2.750%), 8/14/2024[b]	3,298,055
	Staples, Inc., Term Loan
450,000	7.101%, (LIBOR 3M + 4.500%), 9/12/2024[b,c]	427,500
1,360,000	7.601%, (LIBOR 3M + 5.000%), 4/12/2026[b]	1,303,682
	Stars Group Holdings BV, Term Loan
1,681,605	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	1,680,730
	Tenneco, Inc., Term Loan
597,000	5.402%, (LIBOR 3M + 3.000%), 10/1/2025[b]	550,285
	Wyndham Hotels & Resorts, Inc., Term Loan
694,750	4.152%, (LIBOR 1M + 1.750%), 5/30/2025[b]	692,256

	Total	17,019,280

Consumer Non-Cyclical (2.5%)
	Air Medical Group Holdings, Inc., Term Loan
2,900,825	5.644%, (LIBOR 1M + 3.250%), 4/28/2022[b]	2,727,298
285,650	6.652%, (LIBOR 1M + 4.250%), 3/14/2025[b]	267,940
	Albertson’s, LLC, Term Loan
1,231,902	5.402%, (LIBOR 1M + 3.000%), 6/22/2023[b]	1,230,054
2,378,050	5.402%, (LIBOR 1M + 3.000%), 11/16/2025[b]	2,364,519
	Amneal Pharmaceuticals, LLC, Term Loan
1,133,285	5.938%, (LIBOR 1M + 3.500%), 5/4/2025[b]	1,123,607
	Bausch Health Companies, Inc., Term Loan
2,018,524	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[b]	2,017,272
	Chobani, LLC, Term Loan
987,470	5.902%, (LIBOR 1M + 3.500%), 10/7/2023[b]	969,883
	Endo International plc, Term Loan
2,629,291	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[b]	2,462,778
	Energizer Holdings, Inc., Term Loan
588,525	4.750%, (LIBOR 1M + 2.250%), 1/2/2026[b]	585,953
	Grifols Worldwide Operations USA, Inc., Term Loan
992,162	4.635%, (LIBOR 1W + 2.250%), 1/31/2025[b]	988,888
	JBS USA LUX SA, Term Loan
1,117,200	4.902%, (LIBOR 1M + 2.500%), 5/1/2026[b]	1,114,407
	Libbey Glass, Inc., Term Loan
487,534	5.412%, (LIBOR 1M + 3.000%), 4/9/2021[b]	383,324
	Mallinckrodt International Finance SA, Term Loan
1,316,667	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	1,182,946
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,534,870	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[b]	2,412,892
	MPH Acquisition Holdings, LLC, Term Loan
1,458,989	0.000%, (LIBOR 3M + 2.750%), 6/7/2023[b,d,e]	1,392,809

The accompanying Notes to Financial Statements are an integral part of this schedule.

2

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (12.1%)[a]	Value
Consumer Non-Cyclical (2.5%) - continued
	Ortho-Clinical Diagnostics SA, Term Loan
$1,418,625	5.680%, (LIBOR 1M + 3.250%), 6/1/2025[b]	$1,362,476
	Plantronics, Inc., Term Loan
1,084,501	4.902%, (LIBOR 1M + 2.500%), 7/2/2025[b]	1,076,823
	Prime Security Services Borrower, LLC, Term Loan
795,000	5.152%, (LIBOR 3M + 2.750%), 5/2/2022[b,d,e]	789,109
	Revlon Consumer Products Corporation, Term Loan
907,048	6.022%, (LIBOR 3M + 3.500%), 9/7/2023[b]	755,498

	Total	25,208,476

Energy (1.0%)
	BCP Raptor II, LLC, Term Loan
310,000	7.152%, (LIBOR 1M + 4.750%), 12/19/2025[b]	294,243
	Calpine Corporation, Term Loan
1,055,754	4.830%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,049,441
	CONSOL Energy, Inc., Term Loan
793,013	6.910%, (LIBOR 1M + 4.500%), 9/28/2024[b]	790,039
	Consolidated Energy Finance SA, Term Loan
673,200	4.901%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	654,687
	Fieldwood Energy, LLC, Term Loan
795,000	7.652%, (LIBOR 1M + 5.250%), 4/11/2022[b]	734,628
	HFOTCO, LLC, Term Loan
1,782,000	5.160%, (LIBOR 1M + 2.750%), 6/26/2025[b]	1,779,772
	McDermott Technology (Americas), Inc., Term Loan
1,659,000	7.402%, (LIBOR 1M + 5.000%), 5/10/2025[b]	1,630,233
	Radiate Holdco, LLC, Term Loan
2,762,607	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[b]	2,695,420

	Total	9,628,463

Financials (1.7%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,340,826	4.133%, (LIBOR 1M + 1.750%), 1/15/2025[b]	1,338,318
	Blackstone CQP Holdco, LP, Term Loan
660,000	5.887%, (LIBOR 3M + 3.500%), 6/7/2024[b]	660,660
	Cyxtera DC Holdings, Inc., Term Loan
279,300	5.420%, (LIBOR 1M + 3.000%), 5/1/2024[b]	258,878
175,000	9.670%, (LIBOR 1M + 7.250%), 5/1/2025[b]	151,251
	Digicel International Finance, Ltd., Term Loan
1,703,991	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	1,473,952
	Genworth Holdings, Inc., Term Loan
311,850	6.993%, (LIBOR 2M + 4.500%), 3/7/2023[b]	313,996
	GGP Nimbus, LLC, Term Loan
1,905,600	4.902%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,858,170
	Grizzly Finco, Term Loan
1,310,100	5.850%, (LIBOR 3M + 3.250%), 10/1/2025[b]	1,307,558
	Harland Clarke Holdings Corporation, Term Loan
1,477,014	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b]	1,272,699
	Level 3 Parent, LLC, Term Loan
2,045,000	4.652%, (LIBOR 1M + 2.250%), 2/22/2024[b]	2,027,618
	MoneyGram International, Inc., Term Loan
744,000	0.000%, (LIBOR 3M + 6.000%), 6/26/2023[b,d,e]	721,062
	Sable International Finance, Ltd., Term Loan
2,672,107	5.652%, (LIBOR 1M + 3.250%), 1/31/2026[b]	2,675,447
	Trans Union, LLC, Term Loan
1,005,675	4.402%, (LIBOR 1M + 2.000%), 4/9/2023[b]	1,003,342
	Tronox Finance, LLC, Term Loan
2,446,297	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[b]	2,419,657

	Total	17,482,608

Technology (0.7%)
	First Data Corporation, Term Loan
2,805,000	4.404%, (LIBOR 1M + 2.000%), 4/26/2024[b]	2,801,522
	Micron Technology, Inc., Term Loan
700,967	4.160%, (LIBOR 1M + 1.750%), 4/26/2022[b]	699,509
	Rackspace Hosting, Inc., Term Loan
2,758,817	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[b]	2,542,249
	SS&C Technologies Holdings Europe SARL, Term Loan
368,058	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	366,402
	SS&C Technologies, Inc., Term Loan
536,692	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	534,277

	Total	6,943,959

Utilities (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
2,141,300	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b,c]	2,098,474
	Core and Main, LP, Term Loan
842,175	5.520%, (LIBOR 3M + 3.000%), 8/1/2024[b]	839,278

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (12.1%)[a]	Value
Utilities (0.5%) - continued
	EnergySolutions, LLC, Term Loan
$ 623,700	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,c]	$595,634
	Talen Energy Supply, LLC, Term Loan
530,000	0.000%, (LIBOR 1M + 3.750%), 6/28/2026[b,d,e]	524,700
576,875	6.402%, (LIBOR 1M + 4.000%), 7/6/2023[b]	576,333
	TerraForm Power Operating, LLC, Term Loan
572,732	4.402%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	569,152

	Total	5,203,571

	Total Bank Loans (cost $123,881,675)	121,638,716

Principal Amount	Long-Term Fixed Income (49.1%)
Asset-Backed Securities (4.8%)
	Apidos CLO XXIV
2,070,000	4.042%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BRb,g	2,043,278
	Babson CLO, Ltd.
1,900,000	5.492%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	1,852,595
	Benefit Street Partners CLO IV, Ltd.
1,300,000	4.342%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,g	1,299,969
	Business Jet Securities, LLC
2,043,006	4.447%, 6/15/2033, Ser. 2018-2, Class Ag	2,072,526
	Cent CLO, LP
3,475,000	4.880%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,g	3,475,344
	Foundation Finance Trust
830,509	3.300%, 7/15/2033, Ser. 2017-1A, Class Ag	833,581
	Harley Marine Financing, LLC
1,928,584	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[g]	1,593,492
	Lendmark Funding Trust
1,989,756	2.830%, 12/22/2025, Ser. 2017-1A, Class Ag	1,984,267
	Madison Park Funding XIV, Ltd.
1,950,000	3.992%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	1,931,013
	Myers Park CLO, Ltd.
1,875,000	3.992%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,851,604
	Neuberger Berman CLO XIV, Ltd.
1,500,000	6.232%, (LIBOR 3M + 3.650%), 1/28/2030, Ser. 2013-14A, Class DRb,g	1,499,994
	Neuberger Berman CLO, Ltd.
1,000,000	6.242%, (LIBOR 3M + 3.650%), 4/22/2029, Ser. 2014-17A, Class DRb,g	996,316
	OHA Credit Funding 1, Ltd.
1,600,000	4.042%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,580,018
	OZLM Funding II, Ltd.
3,200,000	4.083%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,g	3,179,981
	OZLM IX, Ltd.
2,750,000	4.142%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,g	2,735,623
	Palmer Square Loan Funding, Ltd.
1,300,000	4.949%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,g	1,300,270
	Park Avenue Institutional Advisers CLO, Ltd.
3,200,000	4.092%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,g	3,150,570
	Preston Ridge Partners Mortgage Trust, LLC
276,053	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	279,001
	Pretium Mortgage Credit Partners, LLC
1,288,936	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[g,h]	1,304,277
	Riserva CLO, Ltd.
1,625,000	4.098%, (LIBOR 3M + 1.700%), 10/18/2028, Ser. 2016-3A, Class BRb,g	1,625,000
	Saxon Asset Securities Trust
258,010	4.131%, 8/25/2035, Ser. 2004-2, Class MF2	253,239
	Sound Point CLO X, Ltd.
1,575,000	5.292%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	1,546,819
	Sound Point CLO XXI, Ltd.
3,200,000	4.036%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,g	3,149,216
	Spirit Master Funding, LLC
2,577,905	4.360%, 12/20/2047, Ser. 2017-1A, Class Ag	2,674,509
	THL Credit Wind River CLO, Ltd.
1,575,000	5.447%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	1,546,905
	Vericrest Opportunity Loan Transferee
2,250,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bg,h	2,279,538

	Total	48,038,945

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Basic Materials (1.1%)
	Anglo American Capital plc
$284,000	4.125%, 9/27/2022[g]	$294,991
	BHP Billiton Finance USA, Ltd.
620,000	6.750%, 10/19/2075[b,g]	707,420
	Braskem Finance, Ltd.
243,000	6.450%, 2/3/2024	268,578
	CF Industries, Inc.
1,070,000	3.450%, 6/1/2023[i]	1,072,675
	Element Solutions, Inc.
660,000	5.875%, 12/1/2025[g]	687,225
	First Quantum Minerals, Ltd.
1,300,000	7.500%, 4/1/2025[g]	1,238,250
	Kinross Gold Corporation
142,000	5.125%, 9/1/2021	146,260
	Novelis Corporation
1,250,000	5.875%, 9/30/2026[g]	1,265,625
	Olin Corporation
1,200,000	5.125%, 9/15/2027	1,231,500
	Packaging Corporation of America
211,000	2.450%, 12/15/2020	210,784
	Peabody Securities Finance Corporation
945,000	6.375%, 3/31/2025[g]	956,812
	Sherwin-Williams Company
283,000	2.250%, 5/15/2020	282,477
	Syngenta Finance NV
200,000	3.933%, 4/23/2021[g]	203,578
	Trinseo Materials Operating SCA
1,010,000	5.375%, 9/1/2025[g]	972,125
	Tronox Finance plc
710,000	5.750%, 10/1/2025[g]	688,700
	Vale Overseas, Ltd.
91,000	4.375%, 1/11/2022	93,754
	Xstrata Finance Canada, Ltd.
213,000	4.950%, 11/15/2021[g]	223,305

	Total	10,544,059

Capital Goods (2.2%)
	AECOM
1,410,000	5.875%, 10/15/2024	1,527,030
	Aerojet Rocketdyne Holdings, Inc., Convertible
510,000	2.250%, 12/15/2023	906,710
	Amsted Industries, Inc.
870,000	5.625%, 7/1/2027[g]	906,975
	Ardagh Packaging Finance plc
1,210,000	6.000%, 2/15/2025[g]	1,252,350
	Bombardier, Inc.
1,200,000	7.500%, 3/15/2025[g]	1,203,360
	Building Materials Corporation of America
1,100,000	6.000%, 10/15/2025[g]	1,167,375
	Caterpillar Financial Services Corporation
211,000	1.850%, 9/4/2020	210,222
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[g]	1,340,246
	Chart Industries, Inc., Convertible
133,000	1.000%, 11/15/2024[g]	189,124
	Cintas Corporation No. 2
213,000	2.900%, 4/1/2022	216,554
	CNH Industrial Capital, LLC
215,000	4.875%, 4/1/2021	222,426
	Covanta Holding Corporation
1,000,000	6.000%, 1/1/2027	1,045,000
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,124,550
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	701,500
	Fortive Corporation, Convertible
192,000	0.875%, 2/15/2022[g]	198,535
	General Electric Company
952,000	5.000%, 1/21/2021[b,j]	913,216
	H&E Equipment Services, Inc.
1,120,000	5.625%, 9/1/2025	1,151,920
	L3 Technologies, Inc.
385,000	4.950%, 2/15/2021	397,747
	Lockheed Martin Corporation
90,000	2.500%, 11/23/2020	90,344
	Owens-Brockway Glass Container, Inc.
1,385,000	5.000%, 1/15/2022[g]	1,419,625
	Parker-Hannifin Corporation
320,000	2.700%, 6/14/2024	324,639
	Reynolds Group Issuer, Inc.
1,285,000	5.125%, 7/15/2023[g]	1,309,094
	Rockwell Collins, Inc.
142,000	2.800%, 3/15/2022	143,443
	Roper Technologies, Inc.
360,000	2.800%, 12/15/2021	362,250
	Standard Industries, Inc.
285,000	5.500%, 2/15/2023[g]	292,838
	Textron Financial Corporation
1,710,000	4.253%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	1,333,800
	Textron, Inc.
213,000	7.250%, 10/1/2019	215,296
	TTM Technologies, Inc., Convertible
147,000	1.750%, 12/15/2020	173,368
	United Rentals North America, Inc.
1,240,000	5.500%, 7/15/2025	1,291,150
	United Technologies Corporation
300,000	3.950%, 8/16/2025	323,383
	Waste Management, Inc.
163,000	2.950%, 6/15/2024	167,595

	Total	22,121,665

Collateralized Mortgage Obligations (8.7%)
	Alternative Loan Trust
877,375	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	741,162
	Antler Mortgage Trust
1,600,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[g]	1,611,615
4,550,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[g]	4,578,801

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Collateralized Mortgage Obligations (8.7%) - continued
	Banc of America Alternative Loan Trust
$377,325	2.904%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1[b]	$332,402
1,212,374	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	1,165,937
	Banc of America Mortgage Securities Trust
1,771,978	4.434%, 9/25/2035, Ser. 2005-H, Class 3A1[b]	1,763,082
	Bear Stearns Adjustable Rate Mortgage Trust
320,960	4.730%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	328,722
	Bellemeade Re 2018-1, Ltd.
3,200,000	4.004%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,g	3,211,556
	Cascade Funding Mortgage Trust
1,391,421	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1[g]	1,392,282
1,856,749	4.000%, 10/25/2068, Ser. 2018-RM2, Class Ab,g	1,895,626
	CHL Mortgage Pass-Through Trust
1,454,590	3.853%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	1,321,178
556,142	4.256%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	541,313
1,864,132	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	1,594,480
	CIM Trust
1,320,578	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,g]	1,383,611
	Citicorp Mortgage Securities Trust
285,500	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	279,060
	Citigroup Mortgage Loan Trust, Inc.
277,015	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	282,683
	Countrywide Alternative Loan Trust
228,138	2.804%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1[b]	217,822
438,653	3.678%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	383,132
317,900	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	306,465
195,471	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	159,240
1,159,708	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	710,695
144,432	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	139,431
	Countrywide Home Loan Mortgage Pass Through Trust
922,159	4.014%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	830,118
	Credit Suisse First Boston Mortgage Securities Corporation
244,720	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	248,919
	CSMC Mortgage-Backed Trust
667,871	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	560,030
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,415,385	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	1,475,030
702,530	3.538%, 8/25/2035, Ser. 2005-AR1, Class 2A3[b]	663,554
	Eagle Re, Ltd.
2,300,000	4.204%, (LIBOR 1M + 1.800%), 4/25/2029, Ser. 2019-1, Class M1Bb,g	2,301,819
	Federal Home Loan Mortgage Corporation
2,879,532	2.500%, 12/15/2022, Ser. 4155, Class AIk	93,840
1,338,190	2.500%, 5/15/2027, Ser. 4106, Class HIk	75,681
1,774,553	2.500%, 2/15/2028, Ser. 4162, Class AIk	121,060
5,414,240	2.500%, 3/15/2028, Ser. 4177, Class EIk	390,557
2,610,624	3.000%, 4/15/2028, Ser. 4193, Class AIk	208,141
2,588,509	3.000%, 2/15/2033, Ser. 4170, Class IGk	274,189
	Federal National Mortgage Association
2,534,869	2.500%, 2/25/2028, Ser. 2013-46, Class CIk	151,149
1,635,595	3.000%, 4/25/2028, Ser. 2013-30, Class DIk	130,426
2,301,499	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	266,345
	First Horizon Alternative Mortgage Securities Trust
536,779	4.277%, 3/25/2035, Ser. 2005-AA2, Class 1A1[b]	511,463
528,700	4.277%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	522,009
	First Horizon Mortgage Pass-Through Trust
675,684	4.626%, 8/25/2037, Ser. 2007-AR2, Class 1A2[b]	532,507
	GMAC Mortgage Corporation Loan Trust
936,518	4.075%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	919,117
	Government National Mortgage Association
1,766,791	4.000%, 1/16/2027, Ser. 2012-3, Class IOk	145,170
	Greenpoint Mortgage Funding Trust
656,019	2.604%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	587,989
	IndyMac IMJA Mortgage Loan Trust
1,286,225	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	942,794
	IndyMac INDX Mortgage Loan Trust
1,576,797	2.614%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	1,475,753

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Collateralized Mortgage Obligations (8.7%) - continued
	J.P. Morgan Alternative Loan Trust
$ 1,386,989	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	$1,166,495
	J.P. Morgan Mortgage Trust
165,766	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	184,903
727,185	4.590%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	655,491
	Legacy Mortgage Asset Trust
2,138,110	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[g]	2,172,045
	Lehman Mortgage Trust
459,616	3.154%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[b]	344,736
	Master Asset Securitization Trust
1,322,585	2.904%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	581,991
	MASTR Alternative Loans Trust
570,503	2.854%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	243,935
	Merrill Lynch Alternative Note Asset Trust
470,553	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A6	335,600
680,028	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	511,637
	Merrill Lynch Mortgage Investors Trust
1,169,713	4.290%, 6/25/2035, Ser. 2005-A5, Class M1[b]	1,207,619
	Oak Hill Advisors Residential Loan Trust
793,414	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1[g,h]	791,942
	Oaktown Re II, Ltd.
2,500,000	3.954%, (LIBOR 1M + 1.550%), 7/25/2028, Ser. 2018-1A, Class M1[b,g]	2,498,173
	Preston Ridge Partners Mortgage Trust, LLC
2,358,792	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[g,h]	2,392,862
	Preston Ridge Partners Mortgage, LLC
657,737	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	665,484
	Pretium Mortgage Credit Partners, LLC
1,808,506	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	1,835,300
	Radnor RE, Ltd.
1,576,099	3.804%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,g]	1,580,104
2,300,000	5.104%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,g]	2,305,747
	RCO 2017-INV1 Trust
1,528,922	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	1,520,139
	Renaissance Home Equity Loan Trust
1,481,767	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[h]	836,399
	Residential Accredit Loans, Inc. Trust
600,131	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	597,378
872,781	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	821,860
642,762	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	608,286
1,230,232	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	1,156,086
1,241,361	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	1,199,393
302,429	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	280,072
	Residential Asset Securitization Trust
1,036,319	6.197%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	863,704
808,800	3.556%, 1/25/2034, Ser. 2004-IP1, Class A1[b]	805,377
1,054,481	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	1,089,407
	Residential Funding Mortgage Security I Trust
874,661	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	857,412
	Sequoia Mortgage Trust
1,173,641	3.856%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	957,096
	Starwood Mortgage Residential Trust
2,026,756	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,g]	2,076,691
	Structured Adjustable Rate Mortgage Loan Trust
467,238	4.195%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	438,353
342,943	4.295%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	304,098
	Structured Asset Mortgage Investments, Inc.
1,032,208	2.714%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	1,020,270
	Toorak Mortgage Corporation
2,000,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[g,h]	2,030,020
	Toorak Mortgage Corporation, Ltd.
2,000,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[g,h]	2,017,496
	Vericrest Opportunity Loan Trust
1,566,946	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[g,h]	1,578,265
	Vericrest Opportunity Loan Trust LXV, LLC
1,518,689	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[g,h]	1,524,188
	Verus Securitization Trust 2019-2
1,926,925	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,g]	1,941,835

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Collateralized Mortgage Obligations (8.7%) - continued
	WaMu Mortgage Pass Through Certificates
$ 79,816	3.932%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	$76,721
1,222,929	3.384%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	1,146,459
887,381	3.244%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	853,185
1,200,852	2.345%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Ab	1,157,686
	Washington Mutual Mortgage Pass Through Certificates
711,955	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	702,076
1,273,440	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	809,933
781,741	3.424%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Ab	743,535
	Wells Fargo Mortgage Backed Securities Trust
95,314	3.104%, (LIBOR 1M + 0.700%), 5/25/2037, Ser. 2007-6, Class A2[b]	87,278
243,919	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	246,412

	Total	87,589,129

Communications Services (3.4%)
	AMC Networks, Inc.
1,525,000	5.000%, 4/1/2024	1,565,031
	American Tower Corporation
95,000	2.800%, 6/1/2020	95,213
152,000	3.450%, 9/15/2021	155,103
142,000	2.950%, 1/15/2025	143,039
	AT&T, Inc.
640,000	4.450%, 4/1/2024	689,216
	British Sky Broadcasting Group plc
140,000	3.125%, 11/26/2022[g]	143,463
	CCO Holdings, LLC
2,500,000	5.500%, 5/1/2026[g]	2,616,375
	Charter Communications Operating, LLC
418,000	3.579%, 7/23/2020	421,689
155,000	4.500%, 2/1/2024	164,977
156,000	4.908%, 7/23/2025	169,268
	Clear Channel Worldwide Holdings, Inc.
1,445,000	6.500%, 11/15/2022	1,470,287
	Comcast Corporation
284,000	1.625%, 1/15/2022	280,386
152,000	3.700%, 4/15/2024	161,250
152,000	3.950%, 10/15/2025	163,894
	Crown Castle International Corporation
175,000	3.400%, 2/15/2021	177,352
141,000	3.150%, 7/15/2023	143,674
	CSC Holdings, LLC
1,025,000	5.500%, 5/15/2026[g]	1,074,917
	Discovery Communications, LLC
282,000	2.950%, 3/20/2023	284,499
	DISH Network Corporation, Convertible
2,418,000	3.375%, 8/15/2026	2,350,741
	Fox Corporation
312,000	4.030%, 1/25/2024[g]	331,712
	GCI Liberty, Inc., Convertible
1,812,000	1.750%, 9/30/2046[g]	2,118,107
	Gray Escrow, Inc.
1,185,000	7.000%, 5/15/2027[g]	1,285,725
	IAC FinanceCo, Inc., Convertible
460,000	0.875%, 10/1/2022[g]	694,176
	Level 3 Communications, Inc.
1,270,000	5.375%, 1/15/2024	1,296,987
	Level 3 Financing, Inc.
430,000	5.375%, 5/1/2025	443,975
535,000	5.250%, 3/15/2026	553,725
	Liberty Interactive, LLC, Convertible
222,000	3.500%, 1/15/2031	196,727
	Liberty Media Corporation, Convertible
1,040,000	1.000%, 1/30/2023	1,224,352
	Moody’s Corporation
142,000	2.750%, 12/15/2021	143,198
	Neptune Finco Corporation
541,000	10.875%, 10/15/2025[g]	620,462
	Netflix, Inc.
1,120,000	4.875%, 4/15/2028	1,157,800
	Nexstar Escrow Corporation
930,000	5.625%, 8/1/2024[g]	963,443
	Orange SA
245,000	1.625%, 11/3/2019	244,227
	Sirius XM Radio, Inc.
1,220,000	5.000%, 8/1/2027[g]	1,241,228
	Sprint Corporation
2,220,000	7.625%, 2/15/2025	2,361,525
	Telefonica Emisiones SAU
320,000	4.570%, 4/27/2023	345,912
	T-Mobile USA, Inc.
1,840,000	4.500%, 2/1/2026	1,883,700
	Twitter, Inc., Convertible
579,000	0.250%, 6/15/2024	563,865
	Verizon Communications, Inc.
117,000	2.946%, 3/15/2022	119,469
281,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	284,611
267,000	4.016%, 12/3/2029[g]	289,193
	Viacom, Inc.
210,000	4.250%, 9/1/2023	222,075
315,000	5.875%, 2/28/2057[b]	321,458
	Virgin Media Secured Finance plc
1,080,000	5.250%, 1/15/2026[g]	1,106,687
	Vodafone Group plc
245,000	3.750%, 1/16/2024	256,476
875,000	7.000%, 4/4/2079[b]	944,426
	World Wrestling Entertainment, Inc., Convertible
175,000	3.375%, 12/15/2023	522,484

	Total	34,008,099

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Consumer Cyclical (2.8%)
	Allison Transmission, Inc.
$1,520,000	5.000%, 10/1/2024[g]	$1,550,400
	American Honda Finance Corporation
214,000	2.000%, 2/14/2020	213,629
	Brookfield Property REIT, Inc.
620,000	5.750%, 5/15/2026[g]	638,600
	Brookfield Residential Properties, Inc.
990,000	6.125%, 7/1/2022[g]	1,007,325
	Caesars Entertainment Corporation, Convertible
205,000	5.000%, 10/1/2024	350,894
	Cinemark USA, Inc.
1,150,000	4.875%, 6/1/2023	1,164,375
	D.R. Horton, Inc.
210,000	2.550%, 12/1/2020	210,031
	Daimler Finance North America, LLC
180,000	3.115%, (LIBOR 3M + 0.550%), 5/4/2021[b,g]	180,030
	Delphi Jersey Holdings plc
1,200,000	5.000%, 10/1/2025[g]	1,068,000
	Ford Motor Credit Company, LLC
290,000	1.897%, 8/12/2019	289,723
155,000	2.597%, 11/4/2019	154,913
213,000	3.336%, 3/18/2021	213,908
297,000	5.596%, 1/7/2022	314,477
	General Motors Financial Company, Inc.
213,000	2.650%, 4/13/2020	212,942
142,000	3.442%, (LIBOR 3M + 0.850%), 4/9/2021[b]	141,935
213,000	4.375%, 9/25/2021	219,859
154,000	4.200%, 11/6/2021	158,572
141,000	3.150%, 6/30/2022	141,857
	Hanesbrands, Inc.
910,000	4.875%, 5/15/2026[g]	944,025
	Harley-Davidson Financial Services, Inc.
240,000	4.050%, 2/4/2022[g]	247,843
	Home Depot, Inc.
140,000	2.000%, 4/1/2021	139,895
95,000	2.625%, 6/1/2022	96,564
	Hyundai Capital America
245,000	3.000%, 6/20/2022[g]	245,755
	L Brands, Inc.
600,000	5.625%, 2/15/2022	627,066
620,000	6.694%, 1/15/2027	607,600
	Landry’s, Inc.
1,165,000	6.750%, 10/15/2024[g]	1,199,950
	Lennar Corporation
211,000	2.950%, 11/29/2020	209,945
86,000	4.125%, 1/15/2022	88,232
1,475,000	4.500%, 4/30/2024	1,550,594
	Live Nation Entertainment, Inc.
250,000	5.375%, 6/15/2022[g]	253,125
640,000	4.875%, 11/1/2024[g]	658,400
580,000	5.625%, 3/15/2026[g]	608,275
	Macy’s Retail Holdings, Inc.
57,000	3.875%, 1/15/2022	57,989
89,000	2.875%, 2/15/2023	87,116
	Mattamy Group Corporation
1,130,000	6.500%, 10/1/2025[g]	1,190,737
	McDonald’s Corporation
320,000	3.350%, 4/1/2023	331,907
	MGM Resorts International
1,030,000	6.000%, 3/15/2023	1,116,262
1,285,000	5.750%, 6/15/2025	1,397,412
	Navistar International Corporation
1,055,000	6.625%, 11/1/2025[g]	1,105,112
	New Red Finance, Inc.
1,000,000	4.250%, 5/15/2024[g]	1,011,250
	Prime Security Services Borrower, LLC
374,000	9.250%, 5/15/2023[g]	392,775
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	95,308
	ServiceMaster Company, LLC
1,210,000	5.125%, 11/15/2024[g]	1,244,788
	Six Flags Entertainment Corporation
1,250,000	4.875%, 7/31/2024[g]	1,268,750
	Starbucks Corporation
135,000	2.100%, 2/4/2021	134,511
	Viking Cruises, Ltd.
870,000	5.875%, 9/15/2027[g]	880,875
	Visa, Inc.
90,000	2.200%, 12/14/2020	90,135
	Volkswagen Group of America Finance, LLC
250,000	4.250%, 11/13/2023[g]	263,060
	Yum! Brands, Inc.
1,545,000	5.000%, 6/1/2024[g]	1,595,212

	Total	27,971,938

Consumer Non-Cyclical (2.7%)
	Abbott Laboratories
284,000	2.550%, 3/15/2022	286,589
149,000	3.400%, 11/30/2023	155,359
	AbbVie, Inc.
284,000	2.500%, 5/14/2020	283,943
142,000	2.900%, 11/6/2022	142,891
	Albertson’s Companies, LLC
1,245,000	6.625%, 6/15/2024	1,290,131
	Altria Group, Inc.
163,000	3.800%, 2/14/2024	169,838
160,000	4.400%, 2/14/2026	171,034
	Anheuser-Busch Companies, LLC
160,000	3.650%, 2/1/2026	168,283
	Anheuser-Busch InBev Finance, Inc.
128,000	3.300%, 2/1/2023	132,054
	Anheuser-Busch InBev Worldwide, Inc.
229,000	4.150%, 1/23/2025	247,823
	BAT Capital Corporation
144,000	2.764%, 8/15/2022	144,377
229,000	3.222%, 8/15/2024	230,857
	Bayer U.S. Finance II, LLC
290,000	3.500%, 6/25/2021[g]	294,122
	Becton, Dickinson and Company
320,000	3.363%, 6/6/2024	330,408

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Consumer Non-Cyclical (2.7%) - continued
	Boston Scientific Corporation
$320,000	3.450%, 3/1/2024	$334,536
	Bunge, Ltd. Finance Corporation
90,000	3.500%, 11/24/2020	90,821
	Cardtronics, Inc., Convertible
356,000	1.000%, 12/1/2020	345,144
	Celgene Corporation
229,000	3.625%, 5/15/2024	240,317
	Centene Corporation
1,200,000	4.750%, 1/15/2025	1,238,652
	Cigna Corporation
310,000	4.125%, 11/15/2025[g]	329,225
	Conagra Brands, Inc.
155,000	3.800%, 10/22/2021	159,253
155,000	4.300%, 5/1/2024	164,312
	Constellation Brands, Inc.
325,000	4.250%, 5/1/2023	345,677
	CVS Health Corporation
142,000	2.750%, 12/1/2022	142,423
423,000	3.700%, 3/9/2023	436,682
325,000	4.100%, 3/25/2025	342,591
	Energizer Holdings, Inc.
1,265,000	6.375%, 7/15/2026[g]	1,299,788
	Express Scripts Holding Company
142,000	4.750%, 11/15/2021	149,045
	Forest Laboratories, LLC
70,000	4.875%, 2/15/2021[g]	72,082
	General Mills, Inc.
163,000	3.700%, 10/17/2023	170,819
163,000	3.650%, 2/15/2024	170,302
	HCA, Inc.
1,750,000	5.375%, 2/1/2025	1,888,906
	J.M. Smucker Company
141,000	2.200%, 12/6/2019	140,786
	JBS USA, LLC
1,240,000	5.750%, 6/15/2025[g]	1,289,600
	Kellogg Company
278,000	3.125%, 5/17/2022	283,219
	Keurig Dr Pepper, Inc.
284,000	3.551%, 5/25/2021	289,989
	Kraft Heinz Foods Company
280,000	5.375%, 2/10/2020	284,610
142,000	4.000%, 6/15/2023	148,517
	Kroger Company
144,000	2.800%, 8/1/2022	145,391
	Mead Johnson Nutrition Company
90,000	3.000%, 11/15/2020	90,796
	Molson Coors Brewing Company
255,000	1.450%, 7/15/2019	254,901
	Mondelez International Holdings Netherlands BV
212,000	2.000%, 10/28/2021[g]	209,951
	Mylan NV
142,000	3.150%, 6/15/2021	141,990
	Par Pharmaceutical, Inc.
620,000	7.500%, 4/1/2027[g]	609,150
	Pernod Ricard SA
250,000	5.750%, 4/7/2021[g]	263,908
	Pilgrim’s Pride Corporation
1,040,000	5.750%, 3/15/2025[g]	1,055,600
	Post Holdings, Inc.
1,000,000	5.500%, 3/1/2025[g]	1,032,500
	Reynolds American, Inc.
136,000	4.850%, 9/15/2023	146,045
	Shire Acquisitions Investments Ireland Designated Activity Company
275,000	1.900%, 9/23/2019	274,574
282,000	2.400%, 9/23/2021	281,414
	Simmons Foods, Inc.
1,040,000	5.750%, 11/1/2024[g]	946,400
	Smithfield Foods, Inc.
213,000	2.700%, 1/31/2020[g]	212,552
	Spectrum Brands, Inc.
910,000	5.750%, 7/15/2025	945,263
	Teleflex, Inc.
1,015,000	4.875%, 6/1/2026	1,053,063
	Tenet Healthcare Corporation
1,250,000	4.625%, 7/15/2024	1,265,625
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	189,750
	TreeHouse Foods, Inc.
850,000	4.875%, 3/15/2022	855,313
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	160,519
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	98,180
	VRX Escrow Corporation
2,390,000	6.125%, 4/15/2025[g]	2,437,800
	Zimmer Biomet Holdings, Inc.
325,000	3.550%, 4/1/2025	334,859
	Zoetis, Inc.
211,000	3.450%, 11/13/2020	213,638

	Total	27,624,187

Energy (2.8%)
	Alliance Resource Operating Partners, LP
870,000	7.500%, 5/1/2025[g]	913,500
	Anadarko Petroleum Corporation
63,000	4.850%, 3/15/2021	65,201
	Antero Resources Corporation
1,080,000	5.125%, 12/1/2022	1,036,800
	BP Capital Markets America, Inc.
570,000	2.520%, 9/19/2022	574,327
	BP Capital Markets plc
142,000	2.315%, 2/13/2020	141,961
	Canadian Natural Resources, Ltd.
143,000	2.950%, 1/15/2023	144,363
	Canadian Oil Sands, Ltd.
141,000	9.400%, 9/1/2021[g]	159,891
	Cheniere Corpus Christi Holdings, LLC
1,035,000	7.000%, 6/30/2024	1,190,353
	Cheniere Energy Partners, LP
1,455,000	5.625%, 10/1/2026[g]	1,535,025
	Chesapeake Energy Corporation
1,210,000	7.000%, 10/1/2024[i]	1,085,975

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Energy (2.8%) - continued
	Continental Resources, Inc.
$113,000	5.000%, 9/15/2022	$113,886
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023	867,000
	Diamondback Energy, Inc.
1,090,000	5.375%, 5/31/2025	1,144,500
	Enbridge, Inc.
145,000	2.900%, 7/15/2022	147,086
1,150,000	6.250%, 3/1/2078[b]	1,163,754
	Energy Transfer Operating, LP
142,000	4.200%, 9/15/2023	148,812
325,000	5.875%, 1/15/2024	361,198
346,000	6.625%, 2/15/2028[b,j]	323,510
	EnLink Midstream Partners, LP
1,220,000	4.850%, 7/15/2026	1,229,150
	Enterprise Products Operating, LLC
560,000	4.875%, 8/16/2077[b]	527,582
	EOG Resources, Inc.
230,000	2.625%, 3/15/2023	232,576
	EQM Midstream Partners LP
229,000	4.750%, 7/15/2023	237,345
	EQT Corporation
301,000	3.000%, 10/1/2022	298,553
	Hess Corporation
142,000	3.500%, 7/15/2024	142,876
	Kinder Morgan Energy Partners, LP
284,000	3.450%, 2/15/2023	291,660
	Marathon Oil Corporation
142,000	2.700%, 6/1/2020	142,123
	Marathon Petroleum Corporation
163,000	4.750%, 12/15/2023	175,757
	MPLX, LP
213,000	4.500%, 7/15/2023	225,853
	Nabors Industries, Inc.
665,000	5.750%, 2/1/2025	589,356
	Nabors Industries, Inc., Convertible
180,000	0.750%, 1/15/2024	128,510
	Newfield Exploration Company
163,000	5.625%, 7/1/2024	180,382
	Noble Energy, Inc.
245,000	3.900%, 11/15/2024	255,484
	ONEOK Partners, LP
132,000	3.800%, 3/15/2020	132,907
	Parsley Energy, LLC
925,000	5.625%, 10/15/2027[g]	966,625
	Petrobras Global Finance BV
241,000	4.375%, 5/20/2023	247,196
	Petroleos Mexicanos
142,000	6.375%, 2/4/2021	145,692
	Plains All American Pipeline, LP
320,000	5.000%, 2/1/2021	329,549
325,000	6.125%, 11/15/2022[b,j]	309,563
	Precision Drilling Corporation
300,000	7.750%, 12/15/2023	305,910
390,000	7.125%, 1/15/2026[g]	377,325
	Sabine Pass Liquefaction, LLC
142,000	6.250%, 3/15/2022	154,092
142,000	5.625%, 4/15/2023	154,609
	Schlumberger Holdings Corporation
230,000	3.000%, 12/21/2020[g]	231,841
	Sinopec Group Overseas Development, Ltd.
290,000	1.750%, 9/29/2019[g]	289,556
	Southwestern Energy Company
1,045,000	7.500%, 4/1/2026	990,012
	Sunoco Logistics Partners Operations, LP
235,000	4.400%, 4/1/2021	241,830
	Sunoco, LP
375,000	5.500%, 2/15/2026	390,469
565,000	5.875%, 3/15/2028	585,481
	Tallgrass Energy Partners, LP
1,550,000	5.500%, 1/15/2028[g]	1,567,438
	Targa Resources Partners, LP
1,100,000	5.250%, 5/1/2023	1,115,235
	Transocean Guardian, Ltd.
1,091,475	5.875%, 1/15/2024[g]	1,109,211
	W&T Offshore, Inc.
1,210,000	9.750%, 11/1/2023[g]	1,158,575
	Western Gas Partners, LP
143,000	4.000%, 7/1/2022	144,814
	Williams Partners, LP
280,000	4.500%, 11/15/2023	298,881
	WPX Energy, Inc.
755,000	5.750%, 6/1/2026	781,425

	Total	27,802,585

Financials (7.2%)
	ACE INA Holdings, Inc.
90,000	2.875%, 11/3/2022	91,639
	Aegon NV
1,080,000	2.582%, (USISDA 10Y + 0.100%), 10/15/2019[b,j]	702,000
	AIG Global Funding
288,000	2.150%, 7/2/2020[g]	287,164
	Air Lease Corporation
282,000	2.500%, 3/1/2021	282,163
	Aircastle, Ltd.
228,000	5.000%, 4/1/2023	241,133
	Ally Financial, Inc.
1,400,000	5.750%, 11/20/2025	1,548,610
	American Express Company
142,000	3.375%, 5/17/2021	144,645
160,000	3.400%, 2/22/2024	166,668
	American Express Credit Corporation
245,000	3.478%, (LIBOR 3M + 1.050%), 9/14/2020[b]	247,207
	Ares Capital Corporation
282,000	3.875%, 1/15/2020	283,203
	Ares Capital Corporation, Convertible
200,000	4.625%, 3/1/2024	205,500
	Athene Global Funding
211,000	4.000%, 1/25/2022[g]	218,224
	Australia and New Zealand Banking Group, Ltd.
556,000	6.750%, 6/15/2026[b,g,j]	613,685
	Avolon Holdings Funding, Ltd.
80,000	5.250%, 5/15/2024[g]	85,272
	Banco Bilbao Vizcaya Argentaria SA
200,000	6.125%, 11/16/2027[b,j]	188,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Financials (7.2%) - continued
	Banco Santander SA
$200,000	3.724%, (LIBOR 3M + 1.120%), 4/12/2023[b]	$199,159
	Bank of America Corporation
282,000	2.738%, 1/23/2022[b]	283,207
284,000	3.499%, 5/17/2022[b]	289,612
276,000	3.004%, 12/20/2023[b]	280,951
445,000	3.550%, 3/5/2024[b]	460,876
742,000	5.125%, 6/20/2024[b,j]	746,637
633,000	3.864%, 7/23/2024[b]	663,970
325,000	4.200%, 8/26/2024	345,527
160,000	3.458%, 3/15/2025[b]	165,987
	Bank of Montreal
488,000	3.300%, 2/5/2024	505,939
	Bank of New York Mellon Corporation
284,000	2.600%, 2/7/2022	286,818
	Bank of Nova Scotia
142,000	3.032%, (LIBOR 3M + 0.440%), 4/20/2021[b]	142,599
213,000	2.700%, 3/7/2022	215,780
	Barclays Bank plc
150,000	5.140%, 10/14/2020	154,146
	Barclays plc
300,000	4.610%, 2/15/2023[b]	310,880
947,000	7.750%, 9/15/2023[b,j]	970,675
250,000	4.338%, 5/16/2024[b]	258,126
	BB&T Corporation
282,000	2.150%, 2/1/2021	281,372
	Blackstone Mortgage Trust, Inc., Convertible
155,000	4.375%, 5/5/2022	161,549
	BNP Paribas SA
590,000	7.625%, 3/30/2021[b,g,j]	624,662
	BNZ International Funding, Ltd.
250,000	3.408%, (LIBOR 3M + 0.980%), 9/14/2021[b,g]	252,746
	BPCE SA
163,000	3.000%, 5/22/2022[g]	164,479
	Camden Property Trust
163,000	4.875%, 6/15/2023	176,554
	Capital One Bank USA NA
245,000	3.375%, 2/15/2023	249,821
	Capital One Financial Corporation
421,000	3.050%, 3/9/2022	427,421
	Central Fidelity Capital Trust I
560,000	3.597%, (LIBOR 3M + 1.000%), 4/15/2027[b]	518,000
	CIT Group, Inc.
1,315,000	5.000%, 8/15/2022	1,390,612
	Citigroup, Inc.
284,000	2.650%, 10/26/2020	284,981
153,000	2.350%, 8/2/2021	152,857
142,000	2.750%, 4/25/2022	143,365
141,000	3.272%, (LIBOR 3M + 0.690%), 10/27/2022[b]	141,168
280,000	3.142%, 1/24/2023[b]	284,605
485,000	3.352%, 4/24/2025[b]	500,763
	Citizens Bank NA
250,000	2.200%, 5/26/2020	249,561
	CNA Financial Corporation
170,000	5.750%, 8/15/2021	181,688
190,000	3.950%, 5/15/2024	200,408
	Commonwealth Bank of Australia
284,000	2.250%, 3/10/2020[g]	283,885
	Compass Bank
325,000	3.500%, 6/11/2021	331,127
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
282,000	3.950%, 11/9/2022	292,410
	Credit Agricole SA
142,000	3.375%, 1/10/2022[g]	144,778
531,000	8.125%, 12/23/2025[b,g,j]	614,093
	Credit Suisse Group AG
826,000	7.500%, 7/17/2023[b,g,j]	886,769
600,000	7.500%, 12/11/2023[b,g,j]	660,000
	Credit Suisse Group Funding (Guernsey), Ltd.
426,000	3.800%, 9/15/2022	441,472
	Danske Bank AS
250,000	5.000%, 1/12/2022[g]	261,436
	Deutsche Bank AG
141,000	2.700%, 7/13/2020	140,394
426,000	4.250%, 10/14/2021	431,595
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	100,300
	Digital Realty Trust, LP
212,000	2.750%, 2/1/2023	211,711
	Discover Bank
68,000	8.700%, 11/18/2019	69,507
280,000	3.100%, 6/4/2020	281,340
	Fidelity National Financial, Inc.
235,000	5.500%, 9/1/2022	254,254
	Fifth Third Bancorp
213,000	2.600%, 6/15/2022	214,392
160,000	3.650%, 1/25/2024	168,120
	Five Corners Funding Trust
350,000	4.419%, 11/15/2023[g]	375,020
	GE Capital International Funding Company
630,000	3.373%, 11/15/2025	637,360
	General Electric Capital Corporation
160,000	3.100%, 1/9/2023	161,357
	Goldman Sachs Group, Inc.
282,000	5.375%, 5/10/2020[b,j]	283,551
284,000	5.250%, 7/27/2021	299,942
220,000	3.688%, (LIBOR 3M + 1.170%), 11/15/2021[b]	221,796
284,000	3.000%, 4/26/2022	286,434
208,000	2.876%, 10/31/2022[b]	209,653
141,000	3.529%, (LIBOR 3M + 1.050%), 6/5/2023[b]	141,350
320,000	3.625%, 2/20/2024	333,626
555,000	5.500%, 8/10/2024[b,j]	568,181
	GS Finance Corporation, Convertible
2,655,000	0.500%, 6/23/2025[c]	2,725,623
	Guardian Life Global Funding
250,000	2.000%, 4/26/2021[g]	248,508
	Hilton Worldwide Finance, LLC
1,200,000	4.625%, 4/1/2025	1,228,500
	Hospitality Properties Trust
95,000	4.250%, 2/15/2021	96,039
	HSBC Holdings plc
426,000	3.400%, 3/8/2021	432,449
284,000	6.875%, 6/1/2021[b,j]	299,620

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Financials (7.2%) - continued
$290,000	4.098%, (LIBOR 3M + 1.500%), 1/5/2022[b]	$296,347
388,000	6.375%, 9/17/2024[b,j]	401,580
300,000	3.803%, 3/11/2025[b]	312,429
	Huntington Bancshares, Inc.
185,000	3.150%, 3/14/2021	187,250
	Icahn Enterprises, LP
415,000	6.750%, 2/1/2024	431,081
530,000	6.375%, 12/15/2025	541,024
	ILFC E-Capital Trust II
2,315,000	4.340%, (H15T30Y + 1.800%), 12/21/2065[b,g]	1,678,375
	ING Groep NV
710,000	6.000%, 4/16/2020[b,j]	716,887
300,000	4.100%, 10/2/2023	316,782
	International Lease Finance Corporation
284,000	4.625%, 4/15/2021	292,874
284,000	5.875%, 8/15/2022	309,264
	Iron Mountain, Inc.
825,000	4.875%, 9/15/2027[g]	817,781
	J.P. Morgan Chase & Company
211,000	3.200%, (LIBOR 3M + 0.680%), 6/1/2021[b]	211,714
290,000	2.295%, 8/15/2021	289,922
376,000	2.776%, 4/25/2023[b]	379,548
325,000	3.375%, 5/1/2023	334,025
289,000	3.811%, (LIBOR 3M + 1.230%), 10/24/2023[b]	293,368
325,000	3.875%, 9/10/2024	341,511
635,000	4.023%, 12/5/2024[b]	674,286
	KeyBank NA
250,000	1.600%, 8/22/2019	249,695
	Liberty Mutual Group, Inc.
42,000	5.000%, 6/1/2021[g]	43,752
975,000	10.750%, 6/15/2058[b,g]	1,491,750
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	255,460
300,000	4.883%, (LIBOR 3M + 2.358%), 5/17/2066[b]	245,250
	Lloyds Bank plc
1,000,000	12.000%, 12/16/2024[b,g,j]	1,215,000
	Lloyds Banking Group plc
285,000	3.000%, 1/11/2022	287,930
300,000	3.900%, 3/12/2024	312,858
1,200,000	6.413%, 10/1/2035[b,g,j]	1,251,000
762,000	6.657%, 5/21/2037[b,g,j]	803,910
	Macquarie Bank, Ltd.
720,000	6.125%, 3/8/2027[b,g,j]	711,446
	Marsh & McLennan Companies, Inc.
233,000	3.875%, 3/15/2024	247,044
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[g]	1,791,720
	MGIC Investment Corporation, Convertible
1,030,000	9.000%, 4/1/2063[g]	1,356,604
	Mitsubishi UFJ Financial Group, Inc.
250,000	3.510%, (LIBOR 3M + 1.060%), 9/13/2021[b]	252,662
142,000	2.998%, 2/22/2022	144,181
282,000	3.455%, 3/2/2023	289,816
160,000	3.407%, 3/7/2024	165,979
	Mizuho Financial Group, Inc.
250,000	3.590%, (LIBOR 3M + 1.140%), 9/13/2021[b]	253,172
	Morgan Stanley
290,000	2.800%, 6/16/2020	291,334
250,000	2.500%, 4/21/2021	250,424
282,000	5.500%, 7/28/2021	299,444
287,000	3.772%, (LIBOR 3M + 1.180%), 1/20/2022[b]	290,030
141,000	2.750%, 5/19/2022	142,464
110,000	4.875%, 11/1/2022	117,752
282,000	3.125%, 1/23/2023	288,260
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	871,250
	Nordea Bank Abp
200,000	6.625%, 3/26/2026[b,g,j]	211,000
	Park Aerospace Holdings, Ltd.
80,000	4.500%, 3/15/2023[g]	82,765
	PNC Bank NA
282,000	2.450%, 11/5/2020	282,632
	PNC Financial Services Group, Inc.
163,000	3.500%, 1/23/2024	171,582
	Quicken Loans, Inc.
1,480,000	5.750%, 5/1/2025[g]	1,523,926
	Realty Income Corporation
213,000	5.750%, 1/15/2021	222,168
	Regions Financial Corporation
115,000	3.200%, 2/8/2021	116,225
142,000	3.800%, 8/14/2023	148,506
	Reinsurance Group of America, Inc.
212,000	4.700%, 9/15/2023	229,357
	Royal Bank of Canada
284,000	2.125%, 3/2/2020	283,712
	Royal Bank of Scotland Group plc
813,000	8.625%, 8/15/2021[b,j]	876,211
163,000	6.125%, 12/15/2022	175,790
163,000	6.100%, 6/10/2023	176,891
1,145,000	5.125%, 5/28/2024	1,208,402
300,000	4.269%, 3/22/2025[b]	310,164
731,000	7.648%, 9/30/2031[b,j]	952,128
	Santander Holdings USA, Inc.
232,000	4.450%, 12/3/2021	241,187
	Santander UK Group Holdings plc
290,000	2.875%, 8/5/2021	290,165
	Simon Property Group, LP
345,000	2.500%, 9/1/2020	345,911
145,000	2.500%, 7/15/2021	145,719
	SITE Centers Corporation
67,000	4.625%, 7/15/2022	69,776
	Societe Generale SA
1,055,000	8.000%, 9/29/2025[b,g,i,j]	1,163,138
	Standard Chartered plc
290,000	3.650%, (LIBOR 3M + 1.130%), 8/19/2019[b,g]	290,416
	State Street Capital Trust IV
1,905,000	3.410%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,447,800
	State Street Corporation
95,000	3.420%, (LIBOR 3M + 0.900%), 8/18/2020[b]	95,877

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Financials (7.2%) - continued
	Sumitomo Mitsui Financial Group, Inc.
$282,000	2.934%, 3/9/2021	$284,504
285,000	4.133%, (LIBOR 3M + 1.680%), 3/9/2021[b]	290,869
141,000	2.784%, 7/12/2022	142,784
	SunTrust Banks, Inc.
120,000	2.900%, 3/3/2021	121,024
	Synchrony Financial
77,000	3.000%, 8/15/2019	77,011
35,000	3.806%, (LIBOR 3M + 1.230%), 2/3/2020[b]	35,140
156,000	3.750%, 8/15/2021	158,928
150,000	4.250%, 8/15/2024	156,214
	Toronto-Dominion Bank
365,000	2.550%, 1/25/2021	366,969
160,000	3.250%, 3/11/2024	165,718
	UBS Group Funding Jersey, Ltd.
282,000	3.000%, 4/15/2021[g]	284,508
	USB Realty Corporation
1,940,000	3.744%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,j]	1,649,000
	Ventas Realty, LP
142,000	3.100%, 1/15/2023	144,446
163,000	3.750%, 5/1/2024	170,798
	Wachovia Capital Trust II
307,000	3.097%, (LIBOR 3M + 0.500%), 1/15/2027[b]	282,440
	Wells Fargo & Company
280,000	2.100%, 7/26/2021	278,563
144,000	2.625%, 7/22/2022	145,095
450,000	3.691%, (LIBOR 3M + 1.110%), 1/24/2023[b]	455,412
325,000	4.125%, 8/15/2023	343,091
335,000	3.813%, (LIBOR 3M + 1.230%), 10/31/2023[b]	341,336
156,000	3.750%, 1/24/2024	163,948
	Welltower, Inc.
213,000	4.950%, 1/15/2021	219,743
	Westpac Banking Corporation
375,000	3.370%, (LIBOR 3M + 0.850%), 8/19/2021[b]	379,626

	Total	72,774,306

Mortgage-Backed Securities (10.2%)
	Federal Home Loan Mortgage Corporation
4,621,662	3.500%, 8/15/2035, Ser. 345, Class C8[k]	551,164
	Federal Home Loan Mortgage Corporation - REMIC
4,298,442	3.000%, 5/15/2027, Ser. 4046, Class GIk	302,392
3,624,813	3.000%, 7/15/2027, Ser. 4084, Class NIk	278,968
4,994,760	3.000%, 7/15/2027, Ser. 4074, Class IOk	380,238
3,774,532	2.500%, 2/15/2028, Ser. 4161, Class UIk	248,692
5,189,561	3.500%, 10/15/2032, Ser. 4119, Class KIk	628,858
5,623,242	3.000%, 4/15/2033, Ser. 4203, Class DIk	438,975
	Federal National Mortgage Association
11,613,980	3.000%, 11/25/2027, Ser. 2012-121, Class BIk	884,833
	Federal National Mortgage Association - REMIC
4,482,606	3.000%, 7/25/2027, Ser. 2012-74, Class AIk	317,699
7,259,035	3.000%, 7/25/2027, Ser. 2012-73, Class DIk	571,460
9,464,419	3.000%, 8/25/2027, Ser. 2012-95, Class HIk	651,021
4,331,994	3.500%, 9/25/2027, Ser. 2012-98, Class YIk	389,897
6,082,638	3.000%, 12/25/2027, Ser. 2012-139, Class DIk	442,041
3,004,115	2.500%, 1/25/2028, Ser. 2012-152, Class AIk	206,304
8,148,300	3.000%, 1/25/2028, Ser. 2012-147, Class EIk	588,016
2,509,690	3.000%, 2/25/2028, Ser. 2013-2, Class GIk	188,337
2,953,589	3.000%, 2/25/2033, Ser. 2013-1, Class YIk	349,833
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
25,300,000	3.500%, 7/1/2034[e]	26,112,998
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
12,800,000	3.000%, 7/1/2049[e]	12,903,347
21,800,000	3.500%, 7/1/2049[e]	22,280,281
12,100,000	4.000%, 7/1/2049[e]	12,502,939
	Government National Mortgage Association Conventional 30-Yr. Pass Through
20,575,000	4.500%, 7/1/2049[e]	21,445,821

	Total	102,664,114

Technology (1.8%)
	Apple, Inc.
284,000	2.885%, (LIBOR 3M + 0.350%), 5/11/2022[b]	285,578
282,000	2.400%, 1/13/2023	284,332
570,000	3.450%, 5/6/2024	602,487
	Baidu, Inc.
143,000	3.000%, 6/30/2020	143,597
	Broadcom Corporation
288,000	2.650%, 1/15/2023	283,821
	CommScope Technologies Finance, LLC
965,000	6.000%, 6/15/2025[g]	904,408
	Cypress Semiconductor Corporation, Convertible
883,000	4.500%, 1/15/2022	1,482,024
	Dell International, LLC/EMC Corporation
160,000	4.000%, 7/15/2024[g]	164,107
	Diamond 1 Finance Corporation
284,000	5.450%, 6/15/2023[g]	306,096
	Electronics For Imaging, Inc., Convertible
202,000	2.250%, 11/15/2023[g]	238,725

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Technology (1.8%) - continued
	Equinix, Inc.
$950,000	5.750%, 1/1/2025	$988,950
	Fidelity National Information Services, Inc.
375,000	2.250%, 8/15/2021	374,120
	Fiserv, Inc.
310,000	2.750%, 7/1/2024	312,051
	Harland Clarke Holdings Corporation
990,000	8.375%, 8/15/2022[g]	840,262
	Hewlett Packard Enterprise Company
365,000	3.600%, 10/15/2020	369,740
	Inception Merger Sub, Inc.
945,000	8.625%, 11/15/2024[g,i]	867,037
	Intel Corporation
160,000	1.700%, 5/19/2021	158,737
95,000	3.100%, 7/29/2022	97,917
	Intel Corporation, Convertible
598,000	3.250%, 8/1/2039	1,406,711
	j2 Global, Inc., Convertible
328,000	3.250%, 6/15/2029	457,141
	Marvell Technology Group, Ltd.
142,000	4.200%, 6/22/2023	147,819
	Microchip Technology, Inc., Convertible
244,000	1.625%, 2/15/2027	287,456
	Microsoft Corporation
284,000	2.400%, 2/6/2022	287,115
	NetApp, Inc.
211,000	2.000%, 9/27/2019	210,681
	Nuance Communications, Inc., Convertible
1,608,000	1.250%, 4/1/2025	1,575,686
	NXP BV/NXP Funding, LLC
245,000	4.875%, 3/1/2024[g]	262,571
	ON Semiconductor Corporation, Convertible
335,000	1.625%, 10/15/2023	408,134
	Oracle Corporation
95,000	2.500%, 5/15/2022	95,987
	Plantronics, Inc.
740,000	5.500%, 5/31/2023[g]	736,300
	Seagate HDD Cayman
245,000	4.250%, 3/1/2022	249,081
	SS&C Technologies, Inc.
920,000	5.500%, 9/30/2027[g]	954,500
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	94,617
	Verint Systems, Inc., Convertible
414,000	1.500%, 6/1/2021	443,634
	Vishay Intertechnology, Inc., Convertible
350,000	2.250%, 6/15/2025[g]	322,000
	VMware, Inc.
141,000	2.300%, 8/21/2020	140,598
	Western Digital Corporation
1,270,000	4.750%, 2/15/2026[i]	1,245,934

	Total	18,029,954

Transportation (0.4%)
	Boeing Company
320,000	3.100%, 5/1/2026	329,905
	CSX Corporation
163,000	3.700%, 11/1/2023	171,460
	Delta Air Lines, Inc.
213,000	2.875%, 3/13/2020	213,252
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	97,014
	Meritor, Inc., Convertible
508,000	3.250%, 10/15/2037	529,475
	Penske Truck Leasing Company, LP
160,000	3.375%, 2/1/2022[g]	163,064
	Ryder System, Inc.
305,000	3.500%, 6/1/2021	311,089
	Union Pacific Corporation
213,000	3.750%, 7/15/2025	227,549
	United Airlines Pass Through Trust
90,000	3.700%, 12/1/2022	92,151
	United Continental Holdings, Inc.
1,240,000	4.875%, 1/15/2025	1,271,000
	XPO Logistics, Inc.
390,000	6.125%, 9/1/2023[g]	404,138
638,000	6.750%, 8/15/2024[g]	680,268

	Total	4,490,365

Utilities (1.0%)
	Alabama Power Company
142,000	2.450%, 3/30/2022	142,575
	Ameren Corporation
90,000	2.700%, 11/15/2020	90,277
	Berkshire Hathaway Energy Company
275,000	2.400%, 2/1/2020	274,882
	Calpine Corporation
870,000	6.000%, 1/15/2022[g]	874,350
520,000	5.375%, 1/15/2023	525,850
	CenterPoint Energy, Inc.
142,000	2.500%, 9/1/2022	142,413
	Consolidated Edison, Inc.
142,000	2.000%, 3/15/2020	141,523
	Dominion Energy, Inc.
163,000	2.715%, 8/15/2021	163,182
163,000	3.071%, 8/15/2024	164,132
	DTE Energy Company
232,000	3.300%, 6/15/2022	236,901
	Duke Energy Corporation
282,000	2.400%, 8/15/2022	281,801
	Edison International
163,000	2.950%, 3/15/2023	156,114
	Eversource Energy
141,000	2.500%, 3/15/2021	141,322
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	144,872
213,000	2.950%, 1/15/2020	213,296
	FirstEnergy Corporation
214,000	2.850%, 7/15/2022	216,761
	Fortis, Inc.
250,000	2.100%, 10/4/2021	247,782
	NextEra Energy Operating Partners, LP
1,200,000	4.500%, 9/15/2027[g]	1,185,000
	NiSource, Inc.
230,000	3.650%, 6/15/2023	238,175

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.1%)	Value
Utilities (1.0%) - continued
$1,500,000	5.650%, 6/15/2023[b,j]	$1,462,500
	Oncor Electric Delivery Company, LLC
245,000	2.750%, 6/1/2024[g]	249,458
	Pinnacle West Capital Corporation
141,000	2.250%, 11/30/2020	140,707
	PPL Capital Funding, Inc.
325,000	3.950%, 3/15/2024	340,695
	PSEG Power, LLC
60,000	3.000%, 6/15/2021	60,618
	Public Service Enterprise Group, Inc.
163,000	2.875%, 6/15/2024	164,523
	Southern Company
141,000	2.350%, 7/1/2021	140,855
	TerraForm Power Operating, LLC
1,110,000	5.000%, 1/31/2028[g]	1,114,162
	TransCanada Trust
975,000	5.875%, 8/15/2076[b]	1,000,740

	Total	10,255,466

	Total Long-Term Fixed Income (cost $486,935,378)	493,914,812

Shares	Common Stock (26.6%)
Communications Services (1.5%)
4,820	Activision Blizzard, Inc.	227,504
1,870	Alphabet, Inc., Class Al	2,024,836
1,052	Alphabet, Inc., Class Cl	1,137,117
98,758	Auto Trader Group plc[g]	687,829
7,160	CBS Corporation	357,284
35,830	Comcast Corporation	1,514,893
16,780	DISH Network Corporation[l]	644,520
6,311	Facebook, Inc.[l]	1,218,023
1,653	Ipsos SA	43,586
29,400	KDDI Corporation	748,133
73,542	Mediaset Espana Comunicacion SA	535,315
700	News Corporation	9,772
2,800	NTT DOCOMO, Inc.	65,330
4,201	Rightmove plc	28,580
21,999	Seven West Media, Ltd.[l]	7,184
44,352	Telenor ASA	942,311
212,980	Telstra Corporation, Ltd.	575,920
7,010	Tencent Holdings, Ltd., ADR	317,273
17,600	TV Asahi Holdings Corporation	284,421
21,897	Twitter, Inc.[l]	764,205
39,070	Verizon Communications, Inc.	2,232,069
649	Walt Disney Company	90,626
3,964	Wolters Kluwer NV	288,386

	Total	14,745,117

Consumer Discretionary (2.1%)
1,374	Amazon.com, Inc.[l]	2,601,848
28,902	American Axle & Manufacturing Holdings, Inc.[l]	368,789
2,100	AOKI Holdings, Inc.	20,827
1,900	Aoyama Trading Company, Ltd.	37,301
5,872	Aptiv plc	474,634
2,500	Autobacs Seven Company, Ltd.	41,306
29,311	Barratt Developments plc	213,297
5,600	Benesse Holdings, Inc.	130,689
10,233	Berkeley Group Holdings plc	484,979
235	Booking Holdings, Inc.[l]	440,557
1,364	Bovis Homes Group plc	17,932
2,100	Bridgestone Corporation	82,843
2,187	Bright Horizons Family Solutions, Inc.[l]	329,953
2,260	Bunzl plc	59,633
33,676	Caesars Entertainment Corporation[l]	398,050
4,076	Carnival plc	179,379
1,474	Century Casinos, Inc.[l]	14,298
3,967	Children’s Place, Inc.[i]	378,372
2,700	Chiyoda Company, Ltd.	39,545
6,120	Cie Generale des Etablissements Michelin	773,822
67,800	Citizen Watch Company, Ltd.	348,874
1,773	Compass Group plc	42,502
5,810	Countryside Properties plc[g]	22,037
8,114	Crocs, Inc.[l]	160,251
7,474	D.R. Horton, Inc.	322,354
19,800	Denso Corporation	834,889
1,266	Emerald Expositions Events, Inc.	14,116
8,180	Etsy, Inc.[l]	502,007
1,200	Exedy Corporation	25,200
4,171	G-III Apparel Group, Ltd.[l]	122,711
12,373	Harley-Davidson, Inc.	443,325
6,837	Home Depot, Inc.	1,421,891
6,132	Inchcape plc	48,055
14,040	Lowe’s Companies, Inc.	1,416,776
2,900	Lululemon Athletica, Inc.[l]	522,609
1,960	Mohawk Industries, Inc.[l]	289,041
30,725	Moneysupermarket.com Group plc	160,955
1,386	Netflix, Inc.l	509,105
19,900	NHK Spring Company, Ltd.	153,838
6,395	NIKE, Inc.	536,860
139,800	Nissan Motor Company, Ltd.	1,001,313
7,425	Norwegian Cruise Line Holdings, Ltd.[l]	398,203
2,500	Onward Holdings Company, Ltd.	13,809
2,925	Oxford Industries, Inc.	221,715
1,900	Plenus Company, Ltd.	30,990
15,637	Red Rock Resorts, Inc.	335,883
25,735	Redrow plc	178,216
3,700	RHi,l	427,720
5,200	Sangetsu Company, Ltd.	95,802
33,500	Sekisui House, Ltd.	551,966
1,300	SHIMAMURA Company, Ltd.	97,326
3,290	Starbucks Corporation	275,801
45,500	Sumitomo Rubber Industries, Ltd.	526,993
8,488	Super Retail Group, Ltd.	49,130
1,000	Takara Standard Company, Ltd.	15,866
98,996	Taylor Wimpey plc	198,651
14,305	Toll Brothers, Inc.	523,849
24,200	Toyoda Gosei Company, Ltd.	472,949
500	TS Tech Company, Ltd.	13,657
2,100	United Arrows, Ltd.	65,655
3,460	WH Smith plc	86,669
24,700	Yahoo Japan Corporation	72,656
5,413	Zumiez, Inc.[l]	141,279

	Total	20,781,548

Consumer Staples (1.5%)
3,100	Arcs Company, Ltd.	61,917
12,225	Bunge, Ltd.	681,055
4,040	Carlsberg AS	536,097
2,678	Casey’s General Stores, Inc.	417,741
1,276	Church & Dwight Company, Inc.	93,225
13,915	Colgate-Palmolive Company	997,288
28,820	Cott Corporation	384,747
12,661	Empire Company, Ltd.	318,857
4,010	ForFarmers BV	33,959

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (26.6%)	Value
Consumer Staples (1.5%) - continued
972	Glanbia plc	$15,804
31,537	Hain Celestial Group, Inc.[l]	690,660
70,000	Japan Tobacco, Inc.	1,543,058
4,137	John B. Sanfilippo & Son, Inc.	329,677
3,180	Kimberly-Clark Corporation	423,830
539	L’Oreal SA	153,253
1,000	Ministop Company, Ltd.	14,391
3,828	Monster Beverage Corporation[l]	244,341
6,033	PepsiCo, Inc.	791,107
8,786	Philip Morris International, Inc.	689,965
8,800	Sugi Holdings Company, Ltd.	416,775
17,800	Sundrug Company, Ltd.	482,748
35,759	SunOpta, Inc.[l]	117,647
6,993	Swedish Match AB	295,652
7,900	TreeHouse Foods, Inc.[l]	427,390
1,400	TSURUHA Holdings, Inc.	129,841
9,069	Turning Point Brands, Inc.	444,200
17,554	Unilever NV	1,066,549
25,441	Unilever plc	1,579,263
16,533	Wal-Mart Stores, Inc.	1,826,731

	Total	15,207,768

Energy (1.7%)
18,462	BP plc ADR	769,865
69,348	Callon Petroleum Company[l]	457,003
15,850	Chevron Corporation	1,972,374
14,304	Contura Energy, Inc.[l]	742,378
3,525	Diamondback Energy, Inc.	384,119
43,050	Enbridge, Inc.	1,553,244
69,050	Enterprise Products Partners, LP	1,993,473
19,850	EQT Corporation	313,828
45,282	Euronav NVi	427,462
4,066	Exxon Mobil Corporation	311,578
644	Gaztransport Et Technigaz SA	64,601
16,269	Halliburton Company	369,957
6,800	JXTG Holdings, Inc.	33,891
49,590	Marathon Oil Corporation	704,674
12,671	Marathon Petroleum Corporation	708,055
10,745	Nine Energy Service, Inc.[l]	186,211
28,877	Pacific Drilling SAl	363,850
28,900	Patterson-UTI Energy, Inc.	332,639
5,125	Pioneer Natural Resources Company	788,533
29,718	Royal Dutch Shell plc, Class A	969,927
42,203	Royal Dutch Shell plc, Class B	1,382,858
5,942	Talos Energy, Inc.[l]	142,905
60,000	Williams Companies, Inc.	1,682,400
26,941	WPX Energy, Inc.[l]	310,091

	Total	16,965,916

Financials (5.1%)
1,708	Aareal Bank AG	44,995
12,970	Aflac, Inc.	710,886
2,056	Allianz SE	495,858
2,365	Allstate Corporation	240,497
21,100	Ally Financial, Inc.	653,889
7,113	American Financial Group, Inc.	728,869
7,290	American International Group, Inc.	388,411
1,016	Ameriprise Financial, Inc.	147,483
236,811	Ares Capital Corporation	4,248,389
1,719	Argo Group International Holdings, Ltd.	127,292
28,857	Assured Guaranty, Ltd.	1,214,303
32,669	Banca Monte dei Paschi di Siena SPA[i,l]	40,022
18,967	Bank Leumi Le-Israel BM	137,094
106,834	Bank of America Corporation	3,098,186
384	Bank of Marin Bancorp	15,752
13,845	Bank of Montreal	1,045,815
1,346	Berkshire Hathaway, Inc.[l]	286,927
608	BlackRock, Inc.	285,334
17,620	Blackstone Group, LP	782,680
6,873	Blackstone Mortgage Trust, Inc.	244,541
1,999	BOK Financial Corporation	150,885
13,683	BrightSphere Investment Group	156,123
10,910	Capital One Financial Corporation	989,973
4,672	Charles Schwab Corporation	187,768
4,100	Chubb, Ltd.	603,889
57,143	CI Financial Corporation	931,184
34,023	Citigroup, Inc.	2,382,631
21,446	CNP Assurances	486,789
2,628	Cohen & Steers, Inc.	135,184
10,261	Comerica, Inc.	745,359
1,543	Community Trust Bancorp, Inc.	65,254
17,600	DBS Group Holdings, Ltd.	338,097
958	Deutsche Boerse AG	135,241
19,665	Deutsche Pfandbriefbank AGg	236,790
33,702	Direct Line Insurance Group plc	142,064
8,298	Discover Financial Services	643,842
18,294	DnB ASA	340,884
15,468	E*TRADE Financial Corporation	689,873
2,536	Ellington Residential Mortgage REIT	27,287
10,491	Euronext NVg	793,740
384	FBL Financial Group, Inc.	24,499
33,690	Fifth Third Bancorp	939,951
461	Financial Institutions, Inc.	13,438
3,210	First Busey Corporation	84,776
947	First Citizens BancShares, Inc.	426,406
418	First Defiance Financial Corporation	11,942
177	First Financial Corporation	7,108
6,166	First Interstate BancSystem, Inc.	244,235
298	First Mid-Illinois Bancshares, Inc.	10,406
5,350	First Republic Bank	522,428
80,907	FlexiGroup, Ltd.	92,727
10,127	Genworth MI Canada, Inc.[i]	320,463
1,259	Goldman Sachs Group, Inc.	257,591
210,823	Golub Capital BDC, Inc.	3,752,649
1,986	Great Southern Bancorp, Inc.	118,862
2,279	Hamilton Lane, Inc.	130,040
4,995	Hancock Whitney Corporation	200,100
15,463	Hartford Financial Services Group, Inc.	861,598
21,452	Heritage Commerce Corporation	262,787
1,202	Hometrust Bancshares, Inc.	30,218
4,800	Horace Mann Educators Corporation	193,392
2,550	Houlihan Lokey, Inc.	113,552
27,200	Huntington Bancshares, Inc.	375,904
5,558	IBERIABANK Corporation	421,574
543	Independent Bank Corporation	11,832
4,147	Intercontinental Exchange, Inc.	356,393
88,140	Israel Discount Bank, Ltd.	359,382
8,724	J.P. Morgan Chase & Company	975,343
4,376	Kemper Corporation	377,605
40,380	KeyCorp	716,745
807	Lakeland Bancorp, Inc.	13,033
7,651	Laurentian Bank of Canada	262,794
1,138,264	Lloyds TSB Group plc	817,527
2,051	M&T Bank Corporation	348,814
47,095	Manulife Financial Corporation	855,913
614	Markel Corporation[l]	669,014
210,629	Medibank Private, Ltd.	516,822
10,722	Meridian Bancorp, Inc.	191,817

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (26.6%)	Value
Financials (5.1%) - continued
11,360	MetLife, Inc.	$564,251
3,980	MidWestOne Financial Group, Inc.	111,281
38,500	Mizuho Financial Group, Inc.	55,984
9,450	Morgan Stanley	414,005
4,131	National Bank of Canada	196,243
5,608	Northern Trust Corporation	504,720
2,524	Paragon Banking Group plc	14,065
3,060	Pargesa Holding SA	236,004
15,178	PCSB Financial Corporation	307,355
330	Peapack-Gladstone Financial Corporation	9,280
1,934	Primerica, Inc.	231,983
3,720	Prudential Financial, Inc.	375,720
268	QCR Holdings, Inc.	9,345
19,400	Radian Group, Inc.	443,290
7,250	Raymond James Financial, Inc.	612,988
23,400	Resona Holdings, Inc.	97,615
1,068	S&P Global, Inc.	243,280
2,686	Sandy Spring Bancorp, Inc.	93,688
10,709	Santander Consumer USA Holdings Inc.	256,588
10,340	Seacoast Banking Corporation of Florida[l]	263,050
2,800	Senshu Ikeda Holdings, Inc.	5,180
2,994	Skandinaviska Enskilda Banken AB	27,721
31,382	SLM Corporation	305,033
4,518	State Auto Financial Corporation	158,130
3,527	State Street Corporation	197,724
3,229	Stifel Financial Corporation	190,705
12,063	Synovus Financial Corporation	422,205
4,422	Topdanmark AS	249,563
21,073	Toronto-Dominion Bank	1,231,344
5,598	TrustCo Bank Corporation	44,336
11,080	U.S. Bancorp	580,592
6,161	United Community Banks, Inc.	175,958
273	Washington Trust Bancorp, Inc.	14,245
3,854	Wells Fargo & Company	182,371
36,022	Zions Bancorporations NA	1,656,292

	Total	51,491,894

Health Care (3.6%)
4,223	Abbott Laboratories	355,154
3,036	Abcam plc	56,831
9,602	Agilent Technologies, Inc.	716,981
5,889	Amgen, Inc.	1,085,225
3,313	Amplifon SPA	77,627
6,202	Anthem, Inc.	1,750,266
15,550	Bausch Health Companies, Inc.[l]	392,171
846	Biogen, Inc.[l]	197,854
4,899	Catalent, Inc.[l]	265,575
1,662	Cigna Holding Company	261,848
17,726	CVS Health Corporation	965,890
14,670	Danaher Corporation	2,096,636
5,411	Edwards Lifesciences Corporation[l]	999,628
26,759	Gilead Sciences, Inc.	1,807,838
8,099	GlaxoSmithKline plc	162,344
2,201	GN Store Nord AS	102,891
27,309	Halozyme Therapeutics, Inc.[l]	469,169
2,042	Humana, Inc.	541,743
1,488	Illumina, Inc.[l]	547,807
724	Intuitive Surgical, Inc.[l]	379,774
3,200	Jazz Pharmaceuticals, Inc.[l]	456,192
21,396	Johnson & Johnson	2,980,035
1,400	KYORIN Holdings, Inc.	24,824
3,539	LHC Group, Inc.[l]	423,194
2,625	Ligand Pharmaceuticals, Inc.[l]	299,644
428	LNA Sante	21,463
23,452	Medtronic plc	2,283,990
24,930	Merck & Company, Inc.	2,090,380
1,347	Neurocrine Biosciences, Inc.[l]	113,727
19,915	Novartis AG	1,818,076
37,024	Novo Nordisk AS	1,891,082
2,889	Omnicell, Inc.[l]	248,541
10,400	Optinose, Inc.[i,l]	73,632
2,534	PerkinElmer, Inc.	244,126
37,725	Pfizer, Inc.	1,634,247
7,214	Recordati SPA	300,682
5,915	Roche Holding AG	1,663,226
7,229	Syneos Health, Inc.[l]	369,330
554	Teleflex, Inc.	183,457
5,039	Thermo Fisher Scientific, Inc.	1,479,854
10,154	UnitedHealth Group, Inc.	2,477,678
3,650	Universal Health Services, Inc.	475,923
1,879	Varian Medical Systems, Inc.[l]	255,788
1,200	Vertex Pharmaceuticals, Inc.[l]	220,056
1,073	West Pharmaceutical Services, Inc.	134,286
13,193	Wright Medical Group NVi,l	393,415
3,725	Zoetis, Inc.	422,750

	Total	36,212,850

Industrials (3.7%)
17,071	ACS Actividades de Construccion y Servicios, SA	682,994
2,550	Acuity Brands, Inc.	351,670
12,344	AGCO Corporation	957,524
8,875	Altra Industrial Motion Corporation	318,435
8,726	AMETEK, Inc.	792,670
7,840	Arcosa, Inc.	295,019
1,366	ASGN, Inc.[l]	82,780
28,245	Atlas Copco AB, Class A	905,129
25,203	Atlas Copco AB, Class B	724,597
1,562	AZZ, Inc.	71,883
1,314	Boeing Company	478,309
5,427	Brink’s Company	440,564
2,151	Bureau Veritas SA	53,093
2,909	BWX Technologies, Inc.	151,559
3,470	Caterpillar, Inc.	472,926
2,495	CBIZ, Inc.[l]	48,877
2,970	CIA De Distribucion Integral	67,253
3,219	Crane Company	268,593
401	CSW Industrials, Inc.	27,328
14,283	CSX Corporation	1,105,076
5,591	Curtiss-Wright Corporation	710,784
15,550	Delta Air Lines, Inc.	882,462
628	Dycom Industries, Inc.[l]	36,970
6,635	EMCOR Group, Inc.	584,543
9,330	Emerson Electric Company	622,498
5,794	Encore Wire Corporation	339,413
35	Geberit AG	16,360
4,076	General Dynamics Corporation	741,098
360	Gorman-Rupp Company	11,819
2,248	Granite Construction, Inc.	108,309
2,300	GS Yuasa Corporation	44,470
37,331	GWA Group, Ltd.	89,685
7,100	Hino Motors, Ltd.	59,926
15,653	Honeywell International, Inc.	2,732,857
4,250	Huntington Ingalls Industries, Inc.	955,145
947	ICF International, Inc.	68,942
3,409	IDEX Corporation	586,825
4,159	Illinois Tool Works, Inc.	627,219
4,700	Inaba Denki Sangyo Company, Ltd.	197,576
7,470	Ingersoll-Rand plc	946,225

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (26.6%)	Value
Industrials (3.7%) - continued
10,950	Johnson Controls International plc	$452,345
7,316	Koninklijke Philips NV	318,070
5,928	Legrand SA	433,429
3,736	Lincoln Electric Holdings, Inc.	307,548
3,222	Lockheed Martin Corporation	1,171,326
6,600	Marubeni Corporation	43,809
1,606	Masonite International Corporation[l]	84,604
3,600	Mitsuboshi Belting, Ltd.	63,731
3,000	Mitsui & Company, Ltd.	48,969
24,674	MRC Global, Inc.[l]	422,419
14,507	National Express Group plc	73,972
12,000	Nitto Kogyo Corporation	229,965
6,161	Nobina ABg	38,235
4,222	Norfolk Southern Corporation	841,571
4,414	Northgate plc	19,479
2,600	NSK, Ltd.	23,240
28,850	PageGroup plc	187,787
4,536	Parker Hannifin Corporation	771,165
16,850	Primoris Services Corporation	352,670
3,770	Raven Industries, Inc.	135,268
3,731	Regal-Beloit Corporation	304,860
40,881	RELX plc	991,550
10,930	Ritchie Brothers Auctioneers, Inc.	363,095
1,394	Rockwell Automation, Inc.	228,379
19,159	Sandvik AB	352,067
1,974	Schindler Holding AG, Participation Certificate	440,001
8,645	Schneider Electric SE	782,225
11,924	Signify NVg	352,528
27,065	SKF AB	498,249
19,100	Southwest Airlines Company	969,898
1,916	Spirax-Sarco Engineering plc	223,675
973	Standex International Corporation	71,165
40,800	Sumitomo Corporation	619,674
63,900	Sumitomo Electric Industries, Ltd.	841,091
1,800	Taikisha, Ltd.	54,521
2,415	Teledyne Technologies, Inc.[l]	661,396
4,800	Toppan Forms Company, Ltd.	37,820
3,376	Transcontinental, Inc.	37,613
2,117	TransUnion	155,621
3,700	Tsubakimoto Chain Company	121,074
410	UniFirst Corporation	77,314
6,900	United Continental Holdings, Inc.[l]	604,095
1,530	United Parcel Service, Inc.	158,003
17,056	United Technologies Corporation	2,220,691
2,250	Valmont Industries, Inc.	285,322
4,850	Verisk Analytics, Inc.	710,331
2,726	Waste Connections, Inc.	260,551
2,100	Yuasa Trading Company, Ltd.	58,800

	Total	37,160,616

Information Technology (5.0%)
4,554	Accenture plc	841,443
2,397	Advanced Energy Industries, Inc.[l]	134,879
57,623	Advanced Micro Devices, Inc.[l]	1,750,011
11,500	Akamai Technologies, Inc.[l]	921,610
3,900	Alliance Data Systems Corporation	546,507
10,139	Amadeus IT Holding SA	803,470
7,994	Amphenol Corporation	766,944
3,629	ANSYS, Inc.[l]	743,292
16,825	Apple, Inc.	3,330,004
1,191	Arista Networks, Inc.[l]	309,207
5,868	Automatic Data Processing, Inc.	970,156
3,189	Blackline, Inc.[l]	170,643
2,445	Booz Allen Hamilton Holding Corporation	161,883
41,900	Canon, Inc.[i]	1,226,961
8,491	Capgemini SA	1,055,713
2,704	CDK Global, Inc.	133,686
19,725	CGI, Inc.[l]	1,516,485
21,988	Ciena Corporation[l]	904,366
99,188	Cisco Systems, Inc.	5,428,559
9,694	Clearwater Energy, Inc.	156,849
3,417	Computer Services, Inc.	126,087
29,695	Computershare, Ltd.	338,663
7,500	DocuSign, Inc.[l]	372,825
16,616	Dolby Laboratories, Inc.	1,073,394
3,195	Euronet Worldwide, Inc.[l]	537,527
561	Fair Isaac Corporation[l]	176,165
1,517	Fiserv, Inc.[l]	138,290
1,162	Guidewire Software, Inc.[l]	117,804
36,755	Halma plc	943,968
5,907	International Business Machines Corporation	814,575
3,405	Intuit, Inc.	889,829
418	Jenoptik AG	13,517
4,250	KLA-Tencor Corporation	502,350
568	Kulicke and Soffa Industries, Inc.	12,808
1,729	Lam Research Corporation	324,775
20,088	Lattice Semiconductor Corporation[l]	293,084
6,545	MasterCard, Inc.	1,731,349
41,482	Micron Technology, Inc.[l]	1,600,790
41,752	Microsoft Corporation	5,593,098
1,011	Monolithic Power Systems, Inc.	137,274
2,446	Monotype Imaging Holdings, Inc.	41,191
3,924	Motorola Solutions, Inc.	654,249
8,084	National Instruments Corporation	339,447
6,300	NEC Networks & System Integration Corporation	160,812
1,254	NVIDIA Corporation	205,944
22,444	ON Semiconductor Corporation[l]	453,593
38,925	Oracle Corporation	2,217,557
4,854	PayPal Holdings, Inc.[l]	555,589
2,398	Pegasystems, Inc.	170,762
6,588	Plexus Corporation[l]	384,542
5,710	QUALCOMM, Inc.	434,360
2,373	Rogers Corporation[l]	409,532
2,400	Ryoyo Electro Corporation	39,410
4,655	Sage Group plc	47,475
6,171	SailPoint Technologies Holdings, Inc.[l]	123,667
3,128	Salesforce.com, Inc.[l]	474,611
23,700	Shinko Electric Industries Company, Ltd.	200,504
1,031	Splunk, Inc.[l]	129,648
1,903	Square, Inc.[l]	138,025
7,671	Synopsys, Inc.[l]	987,181
10,450	Teradata Corporation[l]	374,632
10,550	Teradyne, Inc.	505,451
15,660	Texas Instruments, Inc.	1,797,142
2,200	Tokyo Seimitsu Company, Ltd.	56,628
5,900	Trend Micro, Inc.	263,635
1,620	VeriSign, Inc.[l]	338,839
6,839	Virtusa Corporation[l]	303,857
5,437	Visa, Inc.	943,591
691	Workday, Inc.[l]	142,056
2,014	Xilinx, Inc.	237,491

	Total	50,742,261

Materials (1.1%)
12,960	Alcoa Corporation[l]	303,394
1,653	Balchem Corporation	165,250
8,350	Ball Corporation	584,416

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (26.6%)	Value
Materials (1.1%) - continued
47,202	BHP Group plc	$1,207,165
27,689	BHP Group, Ltd.	804,880
1,950	Boise Cascade Company	54,814
5,337	Boliden AB	136,755
13,360	CF Industries Holdings, Inc.	624,046
4,237	Chemours Company	101,688
10,350	Eastman Chemical Company	805,541
237	Ecolab, Inc.	46,793
12,215	Granges AB	139,906
6,817	Hexpol AB	55,610
3,100	Hokuetsu Corporation	16,758
47,500	JFE Holdings, Inc.	699,429
18,000	JSR Corporation	285,126
1,421	Kadant, Inc.	129,041
1,096	Kaiser Aluminum Corporation	106,981
5,474	Koninklijke DSM NV	675,406
11,900	Kyoei Steel, Ltd.	210,752
2,000	Lintec Corporation	41,754
9,842	Louisiana-Pacific Corporation	258,057
33,600	Mitsubishi Gas Chemical Company, Inc.	449,413
10,300	Nippon Kayaku Company, Ltd.	124,174
46,400	Nippon Steel Corporation	798,546
3,203	OMNOVA Solutions, Inc.[l]	19,955
22,200	Owens-Illinois, Inc.	383,394
26,647	Sandfire Resources NL	125,649
700	Sanyo Special Steel Company, Ltd.	9,705
13,750	Steel Dynamics, Inc.	415,250
1,700	Taiyo Holdings Company, Ltd.	51,395
8,200	Toagosei Company, Ltd.	86,390
2,157	United States Lime & Minerals, Inc.	172,560
32,810	UPM-Kymmene Oyj	872,977
15,234	Verso Corporation[l]	290,208

	Total	11,253,178

Real Estate (0.8%)
3,867	Agree Realty Corporation	247,681
4,027	Alexandria Real Estate Equities, Inc.	568,169
5,362	American Campus Communities, Inc.	247,510
2,325	American Tower Corporation	475,346
6,343	Camden Property Trust	662,146
4,667	Choice Properties REIT	48,753
1,325	CoreSite Realty Corporation	152,600
6,584	Cousins Properties, Inc.	238,143
4,000	Daito Trust Construction Company, Ltd.	510,124
1,548	Deutsche EuroShop AG	42,781
3,276	Digital Realty Trust, Inc.	385,880
14,786	Duke Realty Corporation	467,385
6,966	Granite REIT	320,706
19,926	Host Hotels & Resorts, Inc.	363,052
70,000	Hysan Development Company, Ltd.	361,701
18,122	Klepierre SA	607,140
26,314	MGIC Investment Corporation[l]	345,766
336,079	Mirvac Group	739,823
13,690	Physicians Realty Trust	238,754
7,425	QTS Realty Trust, Inc.	342,886
7,390	Quebecor, Inc.	176,010
22,000	Road King Infrastructure, Ltd.	45,405
4,000	Swire Pacific, Ltd.	49,149
6,063	Terreno Realty Corporation	297,330
50,700	Wing Tai Holdings, Ltd.	77,621

	Total	8,011,861

Utilities (0.5%)
62,082	AGL Energy, Ltd.	873,088
10,200	Alliant Energy Corporation	500,616
8,600	CMS Energy Corporation	498,026
9,340	Contact Energy, Ltd.	50,252
31,905	Enagas SA	851,435
5,750	Entergy Corporation	591,847
17,582	Exelon Corporation	842,881
3,168	New Jersey Resources Corporation	157,671
2,248	NorthWestern Corporation	162,193
5,258	PNM Resources, Inc.	267,685
7,250	Public Service Enterprise Group, Inc.	426,445
2,060	Southwest Gas Holdings, Inc.	184,617
495	Unitil Corporation	29,646

	Total	5,436,402

	Total Common Stock (cost $243,548,408)	268,009,411

Shares	Registered Investment Companies (5.8%)
Affiliated (5.0%)
5,115,169	Thrivent Core Emerging Markets Debt Fund	50,230,963

	Total	50,230,963

Unaffiliated (0.8%)
95,000	Invesco Senior Loan ETF	2,152,700
1,930	iShares Russell 2000 Index Fund[i]	300,115
1,433	iShares Russell 2000 Value Index Fund	172,676
4,242	Materials Select Sector SPDR Fund	248,157
2,678	SPDR S&P Retail ETF	113,467
20,730	Vanguard Real Estate ETF	1,811,802
43,500	Vanguard Short-Term Corporate Bond ETF	3,509,580

	Total	8,308,497

	Total Registered Investment Companies (cost $57,653,568)	58,539,460

Shares	Preferred Stock (1.7%)
Consumer Staples (0.2%)
31,000	CHS, Inc., 6.750%[b,j]	800,730
42,600	CHS, Inc., 7.100%[b,j]	1,118,250

	Total	1,918,980

Energy (0.4%)
255,540	Crestwood Equity Partners, LP, 9.250%[j]	2,379,077
6,975	Energy Transfer Operating, LP, 7.600%[b,j,l]	173,887
56,805	Nustar Logistics, LP, 9.331%[b]	1,422,397

	Total	3,975,361

Financials (0.8%)
8,335	Agribank FCB, 6.875%[b,j]	887,677
12,970	CoBank ACB, 6.250%[b,j]	1,352,122
20,947	Federal National Mortgage Association, 0.000%[i,j,l]	261,000
945	First Tennessee Bank NA, 3.750%[b,g,j]	680,400
38,150	GMAC Capital Trust I, 8.303%[b]	996,860
21,740	Hartford Financial Services Group, Inc., 7.875%[b]	606,111

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Preferred Stock (1.7%)	Value
Financials (0.8%) - continued
27,084	Morgan Stanley, 7.125%[b,j]	$754,019
17,500	Regions Financial Corporation, 5.700%[b,j,l]	452,375
3,500	Synovus Financial Corporation, 5.875%[b,e,j,l]	88,795
1,762	Wells Fargo & Company, Convertible, 7.500%[j]	2,403,720

	Total	8,483,079

Health Care (0.1%)
768	Danaher Corporation, Convertible, 4.750%	843,725

	Total	843,725

Industrials (0.1%)
600	Fortive Corporation, Convertible, 5.000%	614,946

	Total	614,946

Real Estate (0.1%)
45,490	Colony Capital, Inc., 8.750%[j]	1,130,881

	Total	1,130,881

Utilities (<0.1%)
348	Sempra Energy, Convertible, 6.000%	38,799

	Total	38,799

	Total Preferred Stock (cost $16,548,919)	17,005,771

Shares	Collateral Held for Securities Loaned (0.6%)
5,925,955	Thrivent Cash Management Trust	5,925,955

	Total Collateral Held for Securities Loaned (cost $5,925,955)	5,925,955

Shares or Principal Amount	Short-Term Investments (14.2%)
	Federal Home Loan Bank Discount Notes
100,000	2.393%, 7/5/2019[m,n]	99,976
300,000	2.360%, 7/9/2019[m,n]	299,853
1,300,000	2.390%, 7/10/2019[m,n]	1,299,285
4,400,000	2.401%, 7/19/2019[m,n]	4,395,160
300,000	2.200%, 8/28/2019[m,n]	298,932
300,000	2.170%, 9/3/2019[m,n]	298,848
1,200,000	2.210%, 9/5/2019[m,n]	1,195,248
	Thrivent Core Short-Term Reserve Fund
13,562,095	2.590%	135,620,945

	Total Short-Term Investments (cost $143,506,587)	143,508,247

	Total Investments (cost $1,078,000,490) 110.1%	$1,108,542,372

	Other Assets and Liabilities, Net (10.1%)	(102,021,194)

	Total Net Assets 100.0%	$1,006,521,178

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $190,962,012 or 19.0% of total net assets.

h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 28, 2019.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of June 28, 2019:

Securities Lending Transactions
Common Stock	$3,330,897
Long-Term Fixed Income	2,434,864

Total lending	$5,765,761
Gross amount payable upon return of collateral for securities loaned	$5,925,955

Net amounts due to counterparty	$160,194

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (14.9%)[a]	Value
Basic Materials (1.0%)
	MRC Global (US), Inc., Term Loan
$64,186	5.402%, (LIBOR 1M + 3.000%), 9/22/2024[b,c]	$63,945
	Pixelle Specialty Solutions, LLC, Term Loan
94,525	8.402%, (LIBOR 1M + 6.000%), 10/31/2024[b]	93,107
	Venator Finance SARL, Term Loan
39,697	5.524%, (LIBOR 3M + 3.000%), 8/8/2024[b]	39,168

	Total	196,220

Capital Goods (1.4%)
	Natgasoline, LLC, Term Loan
49,750	5.938%, (LIBOR 1M + 3.500%), 11/14/2025[b,c]	49,626
	Navistar, Inc., Term Loan
39,500	5.910%, (LIBOR 1M + 3.500%), 11/6/2024[b]	39,364
	Sotera Health Holdings, LLC, Term Loan
44,421	5.402%, (LIBOR 1M + 3.000%), 5/15/2022[b]	43,754
	TransDigm, Inc., Term Loan
50,000	4.830%, (LIBOR 3M + 2.500%), 6/9/2023[b,d,e]	49,047
	Vertiv Group Corporation, Term Loan
97,160	6.330%, (LIBOR 3M + 4.000%), 11/15/2023[b]	92,302

	Total	274,093

Communications Services (2.9%)
	Altice France SA, Term Loan
78,400	5.152%, (LIBOR 1M + 2.750%), 7/31/2025[b]	74,508
	CSC Holdings, LLC, Term Loan
122,500	4.644%, (LIBOR 1M + 2.250%), 7/17/2025[b]	120,394
	Entercom Media Corporation, Term Loan
81,457	5.152%, (LIBOR 1M + 2.750%), 11/17/2024[b]	81,287
	Frontier Communications Corporation, Term Loan
49,620	6.160%, (LIBOR 1M + 3.750%), 6/15/2024[b]	48,587
	HCP Acquisition, LLC, Term Loan
34,300	5.152%, (LIBOR 1M + 2.750%), 5/16/2024[b]	34,065
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	5.894%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	89,550
	Sprint Communications, Inc., Term Loan
79,600	5.438%, (LIBOR 1M + 3.000%), 2/3/2024[b]	78,779
	Unitymedia Finance, LLC, Term Loan
50,000	4.644%, (LIBOR 1M + 2.250%), 1/15/2026[b]	49,847

	Total	577,017

Consumer Cyclical (1.9%)
	Boyd Gaming Corporation, Term Loan
108,378	4.622%, (LIBOR 1W + 2.250%), 9/15/2023[b]	107,689
	Eldorado Resorts, Inc., Term Loan
82,478	4.688%, (LIBOR 1M + 2.250%), 4/17/2024[b]	82,092
	Golden Nugget, LLC, Term Loan
41,962	5.149%, (LIBOR 1M + 2.750%), 10/4/2023[b]	41,576
	Staples, Inc., Term Loan
32,500	7.101%, (LIBOR 3M + 4.500%), 9/12/2024[b,c]	30,875
70,000	7.601%, (LIBOR 3M + 5.000%), 4/12/2026[b]	67,101
	Stars Group Holdings BV, Term Loan
53,526	5.830%, (LIBOR 3M + 3.500%), 7/10/2025[b]	53,498

	Total	382,831

Consumer Non-Cyclical (2.0%)
	Amneal Pharmaceuticals, LLC, Term Loan
34,642	5.938%, (LIBOR 1M + 3.500%), 5/4/2025[b]	34,346
	Bausch Health Companies, Inc., Term Loan
54,432	5.412%, (LIBOR 1M + 3.000%), 6/1/2025[b]	54,398
	Chobani, LLC, Term Loan
49,872	5.902%, (LIBOR 1M + 3.500%), 10/7/2023[b]	48,984
	Endo International plc, Term Loan
88,200	6.688%, (LIBOR 1M + 4.250%), 4/27/2024[b]	82,614
	JBS USA LUX SA, Term Loan
39,900	4.902%, (LIBOR 1M + 2.500%), 5/1/2026[b]	39,800
	Mallinckrodt International Finance SA, Term Loan
49,874	5.528%, (LIBOR 3M + 3.000%), 2/24/2025[b]	44,809
	McGraw-Hill Global Education Holdings, LLC, Term Loan
63,799	6.402%, (LIBOR 1M + 4.000%), 5/4/2022[b]	60,729
	Plantronics, Inc., Term Loan
45,953	4.902%, (LIBOR 1M + 2.500%), 7/2/2025[b]	45,628

	Total	411,308

Energy (1.0%)
	BCP Raptor II, LLC, Term Loan
75,000	7.152%, (LIBOR 1M + 4.750%), 12/19/2025[b]	71,188
	CONSOL Energy, Inc., Term Loan
49,875	6.910%, (LIBOR 1M + 4.500%), 9/28/2024[b]	49,688

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Bank Loans (14.9%)[a]	Value
Energy (1.0%) - continued
	Radiate Holdco, LLC, Term Loan
$83,715	5.402%, (LIBOR 1M + 3.000%), 2/1/2024[b]	$81,679

	Total	202,555

Financials (2.5%)
	Blackstone CQP Holdco, LP, Term Loan
35,000	5.887%, (LIBOR 3M + 3.500%), 6/7/2024[b]	35,035
	Cyxtera DC Holdings, Inc., Term Loan
58,800	5.420%, (LIBOR 1M + 3.000%), 5/1/2024[b]	54,500
65,000	9.670%, (LIBOR 1M + 7.250%), 5/1/2025[b]	56,179
	Digicel International Finance, Ltd., Term Loan
44,448	5.780%, (LIBOR 3M + 3.250%), 5/27/2024[b]	38,447
	DTZ U.S. Borrower, LLC, Term Loan
49,625	5.652%, (LIBOR 1M + 3.250%), 8/21/2025[b]	49,398
	GGP Nimbus, LLC, Term Loan
49,625	4.902%, (LIBOR 1M + 2.500%), 8/24/2025[b]	48,390
	Grizzly Finco, Term Loan
49,625	5.850%, (LIBOR 3M + 3.250%), 10/1/2025[b]	49,529
	Harland Clarke Holdings Corporation, Term Loan
84,585	7.080%, (LIBOR 3M + 4.750%), 11/3/2023[b]	72,884
	Tronox Finance, LLC, Term Loan
89,376	5.374%, (LIBOR 3M + 3.000%), 9/22/2024[b]	88,403

	Total	492,765

Technology (1.0%)
	Micron Technology, Inc., Term Loan
44,428	4.160%, (LIBOR 1M + 1.750%), 4/26/2022[b]	44,335
	Rackspace Hosting, Inc., Term Loan
69,293	5.576%, (LIBOR 3M + 3.000%), 11/3/2023[b]	63,853
	SS&C Technologies, Inc., Term Loan
64,506	4.652%, (LIBOR 1M + 2.250%), 4/16/2025[b]	64,246
	Western Digital Corporation, Term Loan
34,736	4.152%, (LIBOR 1M + 1.750%), 4/29/2023[b]	33,984

	Total	206,418

Transportation (0.2%)
	Hertz Corporation, Term Loan
34,457	5.160%, (LIBOR 1M + 2.750%), 6/30/2023[b]	34,296

	Total	34,296

Utilities (1.0%)
	Arctic LNG Carriers, Ltd., Term Loan
73,500	6.830%, (LIBOR 3M + 4.500%), 5/18/2023[b,c]	72,030
	EnergySolutions, LLC, Term Loan
49,500	6.080%, (LIBOR 3M + 3.750%), 5/11/2025[b,c]	47,272
	Talen Energy Supply, LLC, Term Loan
78,243	6.402%, (LIBOR 1M + 4.000%), 7/6/2023[b]	78,170

	Total	197,472

	Total Bank Loans (cost $3,037,095)	2,974,975

Principal Amount	Long-Term Fixed Income (45.0%)
Basic Materials (2.4%)
	Anglo American Capital plc
5,000	4.125%, 9/27/2022[f]	5,193
	BHP Billiton Finance USA, Ltd.
100,000	6.750%, 10/19/2075[b,f]	114,100
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[f]	121,719
	Hexion, Inc.
100,000	6.625%, 4/15/2020[g,h]	77,500
	Olin Corporation
125,000	5.125%, 9/15/2027	128,281
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	4,991
	Syngenta Finance NV
20,000	3.933%, 4/23/2021[f]	20,358
	Vale Overseas, Ltd.
2,000	4.375%, 1/11/2022	2,060

	Total	474,202

Capital Goods (2.7%)
	Aerojet Rocketdyne Holdings, Inc., Convertible
15,000	2.250%, 12/15/2023	26,668
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[f]	129,375
	Caterpillar Financial Services Corporation
4,000	1.850%, 9/4/2020	3,985
	Cintas Corporation No. 2
4,000	2.900%, 4/1/2022	4,067
	CNH Industrial Capital, LLC
5,000	4.875%, 4/1/2021	5,173
	CNH Industrial NV
15,000	3.850%, 11/15/2027	14,972
	Fortive Corporation, Convertible
5,000	0.875%, 2/15/2022[f]	5,170
	General Electric Company
100,000	5.000%, 1/21/2021[b,i]	95,926
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	128,562
	Textron Financial Corporation
150,000	4.253%, (LIBOR 3M + 1.735%), 2/15/2042[b,f]	117,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (45.0%)	Value
Capital Goods (2.7%) - continued
	TTM Technologies, Inc., Convertible
$4,000	1.750%, 12/15/2020	$4,718

	Total	535,616

Collateralized Mortgage Obligations (1.4%)
	GMACM Mortgage Loan Trust
	4.658%, 11/19/2035, Ser.
42,850	2005-AR6, Class 1A1[b]	42,249
	Residential Accredit Loans, Inc. Trust
	6.000%, 1/25/2037, Ser.
81,887	2007-QS1, Class 1A1	77,495
	WaMu Mortgage Pass Through Certificates
	3.384%, (12 MTA + 0.880%),
	10/25/2046, Ser. 2006-AR13,
81,529	Class 1Ab	76,431
	Wells Fargo Mortgage Backed Securities Trust
	5.500%, 11/25/2021, Ser.
27,078	2006-17, Class A1	26,999
	5.500%, 4/25/2036, Ser.
49,481	2006-4, Class 2A2	48,807

	Total	271,981

Communications Services (6.3%)
	AMC Networks, Inc.
125,000	5.000%, 4/1/2024	128,281
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[f]	3,074
	CCO Holdings, LLC
125,000	5.500%, 5/1/2026[f]	130,819
	Charter Communications Operating, LLC
15,000	4.908%, 7/23/2025	16,276
	Cox Communications, Inc.
5,000	3.350%, 9/15/2026[f]	5,052
	Discovery Communications, LLC
18,000	2.950%, 3/20/2023	18,160
	DISH Network Corporation, Convertible
85,000	3.375%, 8/15/2026	82,636
	GCI Liberty, Inc., Convertible
55,000	1.750%, 9/30/2046[f]	64,291
	IAC FinanceCo, Inc., Convertible
12,000	0.875%, 10/1/2022[f]	18,109
	Level 3 Communications, Inc.
125,000	5.375%, 1/15/2024	127,656
	Liberty Media Corporation, Convertible
34,000	1.000%, 1/30/2023	40,027
	Sprint Corporation
125,000	7.625%, 2/15/2025	132,969
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	130,156
	Verizon Communications, Inc.
5,000	3.618%, (LIBOR 3M + 1.100%), 5/15/2025[b]	5,064
	Viacom, Inc.
5,000	4.250%, 9/1/2023	5,287
25,000	6.875%, 4/30/2036	31,652
100,000	5.875%, 2/28/2057[b]	102,050
	Virgin Media Secured Finance plc
125,000	5.250%, 1/15/2026[f]	128,089
	Vodafone Group plc
70,000	7.000%, 4/4/2079[b]	75,554
	World Wrestling Entertainment, Inc., Convertible
5,000	3.375%, 12/15/2023	14,928

	Total	1,260,130

Consumer Cyclical (1.4%)
	Delphi Jersey Holdings plc
125,000	5.000%, 10/1/2025[f]	111,250
	Ford Motor Credit Company, LLC
4,000	3.336%, 3/18/2021	4,017
7,000	5.596%, 1/7/2022	7,412
	General Motors Financial Company, Inc.
4,000	2.650%, 4/13/2020	3,999
3,000	3.442%, (LIBOR 3M + 0.850%), 4/9/2021[b]	2,999
4,000	4.375%, 9/25/2021	4,129
3,000	3.150%, 6/30/2022	3,018
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[f]	129,674
	Lennar Corporation
4,000	2.950%, 11/29/2020	3,980
	Macy’s Retail Holdings, Inc.
5,000	2.875%, 2/15/2023	4,894
	Volkswagen Group of America Finance, LLC
5,000	4.250%, 11/13/2023[f]	5,261

	Total	280,633

Consumer Non-Cyclical (4.3%)
	Abbott Laboratories
17,000	3.750%, 11/30/2026	18,373
	Albertson’s Companies, LLC
125,000	6.625%, 6/15/2024	129,531
	Alliance One International, Inc.
100,000	9.875%, 7/15/2021	86,000
	Anthem, Inc., Convertible
15,000	2.750%, 10/15/2042	58,539
	BAT Capital Corporation
3,000	2.764%, 8/15/2022	3,008
	Cardtronics, Inc., Convertible
9,000	1.000%, 12/1/2020	8,726
	CVS Health Corporation
10,000	4.780%, 3/25/2038	10,423
10,000	5.050%, 3/25/2048	10,636
	Energizer Holdings, Inc.
125,000	6.375%, 7/15/2026[f]	128,437
	Forest Laboratories, LLC
2,000	4.875%, 2/15/2021[f]	2,059
	J.M. Smucker Company
3,000	2.200%, 12/6/2019	2,995
	JBS USA, LLC
125,000	6.500%, 4/15/2029[f]	135,781
	Kellogg Company
5,000	3.125%, 5/17/2022	5,094

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (45.0%)	Value
Consumer Non-Cyclical (4.3%) - continued
	Kraft Heinz Foods Company
$6,000	5.375%, 2/10/2020	$6,099
	Kroger Company
3,000	2.800%, 8/1/2022	3,029
	Mondelez International Holdings Netherlands BV
4,000	2.000%, 10/28/2021[f]	3,961
	Perrigo Finance Unlimited Company
5,000	4.900%, 12/15/2044	4,325
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,988
	Simmons Foods, Inc.
100,000	5.750%, 11/1/2024[f]	91,000
	Smithfield Foods, Inc.
5,000	2.650%, 10/3/2021[f]	4,927
	VRX Escrow Corporation
125,000	6.125%, 4/15/2025[f]	127,500
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,050

	Total	850,481

Energy (4.7%)
	BP Capital Markets America, Inc.
6,000	2.520%, 9/19/2022	6,046
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	3,029
	Canadian Oil Sands, Ltd.
3,000	9.400%, 9/1/2021[f]	3,402
	Cheniere Corpus Christi Holdings, LLC
125,000	7.000%, 6/30/2024	143,763
	Continental Resources, Inc.
2,000	5.000%, 9/15/2022	2,016
	Diamondback Energy, Inc.
125,000	5.375%, 5/31/2025	131,250
	Enbridge, Inc.
3,000	2.900%, 7/15/2022	3,043
87,000	6.250%, 3/1/2078[b]	88,041
	Endeavor Energy Resources, LP
125,000	5.500%, 1/30/2026[f]	129,531
	Energy Transfer Operating, LP
25,000	6.625%, 2/15/2028[b,i]	23,375
5,000	6.000%, 6/15/2048	5,701
	Enterprise Products Operating, LLC
75,000	4.875%, 8/16/2077[b]	70,658
	EQT Corporation
6,000	3.000%, 10/1/2022	5,951
	ONEOK Partners, LP
8,000	3.800%, 3/15/2020	8,055
	Plains All American Pipeline, LP
8,000	5.000%, 2/1/2021	8,239
60,000	6.125%, 11/15/2022[b,i]	57,150
	Regency Energy Partners, LP
12,000	5.000%, 10/1/2022	12,754
	Sabine Pass Liquefaction, LLC
3,000	6.250%, 3/15/2022	3,255
3,000	5.625%, 4/15/2023	3,266
	Sunoco, LP
125,000	5.500%, 2/15/2026	130,156
	TransCanada Trust
105,000	5.300%, 3/15/2077[b]	100,842
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	3,038
	Williams Partners, LP
5,000	4.000%, 11/15/2021	5,161

	Total	947,722

Financials (11.9%)
	AIG Global Funding
6,000	2.150%, 7/2/2020[f]	5,983
	Ares Capital Corporation
4,000	3.875%, 1/15/2020	4,017
	Ares Capital Corporation, Convertible
7,000	4.625%, 3/1/2024	7,192
	Australia and New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[b,f,i]	110,375
	Bank of America Corporation
100,000	6.250%, 9/5/2024[b,i]	108,947
25,000	4.000%, 1/22/2025	26,281
	Bank of Nova Scotia
4,000	2.700%, 3/7/2022	4,052
	Barclays plc
25,000	7.750%, 9/15/2023[b,i]	25,625
6,000	4.338%, 5/16/2024[b]	6,195
	BB&T Corporation
6,000	2.150%, 2/1/2021	5,987
	Blackstone Mortgage Trust, Inc., Convertible
5,000	4.375%, 5/5/2022	5,211
	BNP Paribas SA
100,000	7.625%, 3/30/2021[b,f,i]	105,875
	Capital One Financial Corporation
10,000	3.050%, 3/9/2022	10,153
	Citigroup, Inc.
3,000	2.750%, 4/25/2022	3,029
3,000	3.272%, (LIBOR 3M + 0.690%), 10/27/2022[b]	3,004
	Commerzbank AG
20,000	8.125%, 9/19/2023[f]	23,111
	Commonwealth Bank of Australia
5,000	2.250%, 3/10/2020[f]	4,998
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
6,000	3.950%, 11/9/2022	6,221
	Credit Agricole SA
3,000	3.375%, 1/10/2022[f]	3,059
100,000	8.125%, 12/23/2025[b,f,i]	115,648
	Credit Suisse Group AG
5,000	7.500%, 7/17/2023[b,f,i]	5,368
125,000	7.500%, 12/11/2023[b,f,i]	137,500
	Deutsche Bank AG
2,000	2.700%, 7/13/2020	1,991
8,000	4.250%, 10/14/2021	8,105
	Digital Realty Trust, LP
4,000	2.750%, 2/1/2023	3,995
	Discover Bank
4,000	3.100%, 6/4/2020	4,019

The accompanying Notes to Financial Statements are an integral part of this schedule.

26

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (45.0%)	Value
Financials (11.9%) - continued
	Euronet Worldwide, Inc., Convertible
$ 8,000	0.750%, 3/15/2049[f]	$9,709
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	4,026
	Goldman Sachs Group, Inc.
6,000	5.375%, 5/10/2020[b,i]	6,033
10,000	5.250%, 7/27/2021	10,561
6,000	3.529%, (LIBOR 3M + 1.050%), 6/5/2023[b]	6,015
25,000	5.500%, 8/10/2024[b,i]	25,594
	GS Finance Corporation, Convertible
92,000	0.500%, 6/23/2025[c]	94,447
	Hartford Financial Services Group, Inc.
100,000	4.643%, (LIBOR 3M + 2.125%), 2/12/2047[b,f]	85,000
	HSBC Holdings plc
8,000	3.400%, 3/8/2021	8,121
75,000	6.375%, 9/17/2024[b,i]	77,625
	ILFC E-Capital Trust II
100,000	4.340%, (H15T30Y + 1.800%), 12/21/2065[b,f]	72,500
	ING Groep NV
50,000	6.000%, 4/16/2020[b,i]	50,485
	J.P. Morgan Chase & Company
4,000	3.200%, (LIBOR 3M + 0.680%), 6/1/2021[b]	4,014
4,000	2.776%, 4/25/2023[b]	4,038
100,000	5.150%, 5/1/2023[b,i]	101,375
	J.P. Morgan Chase Capital XXIII
100,000	3.518%, (LIBOR 3M + 1.000%), 5/15/2047[b]	77,711
	Lincoln National Corporation
100,000	4.883%, (LIBOR 3M + 2.358%), 5/17/2066[b]	81,750
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[b,f,i]	105,500
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[b,f,i]	98,812
	MGIC Investment Corporation, Convertible
39,000	9.000%, 4/1/2063[f]	51,367
	Morgan Stanley
6,000	5.500%, 7/28/2021	6,371
3,000	2.750%, 5/19/2022	3,031
	New York Life Global Funding
3,000	2.300%, 6/10/2022[f]	3,005
	PNC Bank NA
6,000	2.450%, 11/5/2020	6,013
	Realty Income Corporation
4,000	5.750%, 1/15/2021	4,172
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,246
	Royal Bank of Canada
5,000	2.125%, 3/2/2020	4,995
	Royal Bank of Scotland Group plc
100,000	8.625%, 8/15/2021[b,i]	107,775
	Santander Holdings USA, Inc.
5,000	4.450%, 12/3/2021	5,198
	Societe Generale SA
100,000	8.000%, 9/29/2025[b,f,i]	110,250
	Standard Chartered plc
1,000	2.100%, 8/19/2019[f]	999
100,000	7.500%, 4/2/2022[b,f,i]	105,750
	State Street Capital Trust IV
100,000	3.410%, (LIBOR 3M + 1.000%), 6/15/2047[b]	76,000
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	6,053
3,000	2.784%, 7/12/2022	3,038
	Synchrony Financial
2,000	3.000%, 8/15/2019	2,000
10,000	4.250%, 8/15/2024	10,414
	UBS Group Funding Jersey, Ltd.
6,000	3.000%, 4/15/2021[f]	6,053
	USB Realty Corporation
120,000	3.744%, (LIBOR 3M + 1.147%), 1/15/2022[b,f,i]	102,000
	Wachovia Capital Trust II
100,000	3.097%, (LIBOR 3M + 0.500%), 1/15/2027[b]	92,000
	Wells Fargo & Company
3,000	2.625%, 7/22/2022	3,023
	Welltower, Inc.
4,000	4.950%, 1/15/2021	4,127

	Total	2,386,137

Mortgage-Backed Securities (6.0%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
375,000	3.500%, 7/1/2034[e]	387,050
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
150,000	3.000%, 7/1/2049[e]	151,211
225,000	3.500%, 7/1/2049[e]	229,957
175,000	4.000%, 7/1/2049[e]	180,828
	Government National Mortgage Association Conventional 30-Yr. Pass Through
250,000	4.500%, 7/1/2049[e]	260,581

	Total	1,209,627

Technology (2.1%)
	Alliance Data Systems Corporation
125,000	5.375%, 8/1/2022[f]	126,625
	Apple, Inc.
5,000	2.885%, (LIBOR 3M + 0.350%), 5/11/2022[b]	5,028
	Cypress Semiconductor Corporation, Convertible
16,000	4.500%, 1/15/2022	26,854
	Electronics For Imaging, Inc., Convertible
5,000	2.250%, 11/15/2023[f]	5,909
	Harland Clarke Holdings Corporation
125,000	8.375%, 8/15/2022[f]	106,094
	Intel Corporation, Convertible
14,000	3.250%, 8/1/2039	32,933
	j2 Global, Inc., Convertible
8,000	3.250%, 6/15/2029	11,150

The accompanying Notes to Financial Statements are an integral part of this schedule.

27

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (45.0%)	Value
Technology (2.1%) - continued
	Microchip Technology, Inc., Convertible
$19,000	1.625%, 2/15/2027	$22,384
	NetApp, Inc.
4,000	2.000%, 9/27/2019	3,994
	Nuance Communications, Inc., Convertible
48,000	1.250%, 4/1/2025	47,036
	ON Semiconductor Corporation, Convertible
11,000	1.625%, 10/15/2023	13,401
	Verint Systems, Inc., Convertible
11,000	1.500%, 6/1/2021	11,787
	Vishay Intertechnology, Inc., Convertible
14,000	2.250%, 6/15/2025[f]	12,880

	Total	426,075

Transportation (0.1%)
	Delta Air Lines, Inc.
4,000	2.875%, 3/13/2020	4,005
	Meritor, Inc., Convertible
11,000	3.250%, 10/15/2037	11,465

	Total	15,470

Utilities (1.7%)
	CenterPoint Energy, Inc.
4,000	2.500%, 9/1/2022	4,012
	Duke Energy Corporation
6,000	2.400%, 8/15/2022	5,996
	Exelon Generation Company, LLC
4,000	2.950%, 1/15/2020	4,005
	FirstEnergy Corporation
4,000	2.850%, 7/15/2022	4,051
	NiSource, Inc.
100,000	5.650%, 6/15/2023[b,i]	97,500
	Pinnacle West Capital Corporation
5,000	2.250%, 11/30/2020	4,990
	Southern Company
3,000	2.350%, 7/1/2021	2,997
	TerraForm Power Operating, LLC
125,000	5.000%, 1/31/2028[f]	125,469
	TransCanada Trust
85,000	5.875%, 8/15/2076[b]	87,244

	Total	336,264

	Total Long-Term Fixed Income (cost $8,940,742)	8,994,338

Shares	Registered Investment Companies (27.1%)
Affiliated (10.5%)
213,516	Thrivent Core Emerging Markets Debt Fund	2,096,731

	Total	2,096,731

Unaffiliated (16.6%)
15,000	Aberdeen Asia-Pacific Income Fund, Inc.	62,700
6,225	AllianceBernstein Global High Income Fund, Inc.	73,330
11,100	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	137,640
6,795	BlackRock Core Bond Trust	95,545
10,619	BlackRock Corporate High Yield Fund, Inc.	113,836
11,298	BlackRock Credit Allocation Income Trust	146,535
16,778	BlackRock Enhanced Equity Dividend Trust	148,821
4,459	BlackRock Multi-Sector Income Trust	77,810
13,337	BlackRock Resources & Commodities Strategy Trust	109,097
4,000	Brookfield Real Assets Income Fund, Inc.	86,760
5,860	Calamos Convertible Opportunities and Income Fund	61,559
2,740	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	68,199
5,827	Cohen & Steers REIT and Preferred Income Fund, Inc.	125,988
5,070	Eaton Vance Limited Duration Income Fund	64,135
12,181	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	100,980
4,088	First Trust/Aberdeen Global Opportunity Income Fund	42,515
7,813	Invesco Dynamic Credit Opportunities Fund	87,349
22,080	Invesco Senior Income Trust	95,386
9,748	Liberty All-Star Equity Fund	62,582
6,925	MFS Intermediate Income Trust	26,731
5,828	Neuberger Berman MLP Income Fund, Inc.	43,768
11,500	Nuveen Credit Strategies Income Fund	91,080
3,633	Nuveen Preferred and Income Term Fund	86,029
10,700	Nuveen Quality Preferred Income Fund II	101,650
6,188	PGIM Global High Yield Fund, Inc.	89,417
6,567	Royce Value Trust, Inc.	91,413
7,950	Templeton Global Income Fund	50,562
5,480	Tortoise Midstream Energy Fund, Inc.	73,925
3,701	Tri-Continental Corporation	99,816
4,625	Vanguard Short-Term Corporate Bond ETF	373,145
14,947	Voya Global Equity Dividend & Premium Opportunity Fund	97,454
4,150	Voya Infrastructure Industrials and Materials Fund	51,668
10,707	Wells Fargo Income Opportunities Fund	88,226
13,053	Western Asset High Income Fund II, Inc.	91,632
18,047	Western Asset High Income Opportunity Fund, Inc.	92,581

	Total	3,309,864

	Total Registered Investment Companies (cost $5,443,325)	5,406,595

The accompanying Notes to Financial Statements are an integral part of this schedule.

28

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Shares	Common Stock (5.0%)	Value
Communications Services (0.1%)
607	Twitter, Inc.[j]	$21,184

	Total	21,184

Consumer Discretionary (0.4%)
2	Booking Holdings, Inc.[j]	3,749
2,625	Caesars Entertainment Corporation[j]	31,028
845	Carnival Corporation	39,335

	Total	74,112

Consumer Staples (0.1%)
372	Bunge, Ltd.	20,724

	Total	20,724

Energy (1.2%)
2,070	Enbridge, Inc.	74,685
3,300	Enterprise Products Partners, LP	95,271
2,765	Williams Companies, Inc.	77,531

	Total	247,487

Financials (1.5%)
4,400	AG Mortgage Investment Trust, Inc.	69,960
7,750	Annaly Capital Management, Inc.	70,758
430	Ares Capital Corporation	7,714
188	Bank of America Corporation	5,452
192	Blackstone Mortgage Trust, Inc.	6,831
2,900	Granite Point Mortgage Trust, Inc.	55,651
5,500	Two Harbors Investment Corporation	69,685
124	Wells Fargo & Company	5,868

	Total	291,919

Health Care (0.2%)
253	Danaher Corporation	36,159
25	Illumina, Inc.[j]	9,203

	Total	45,362

Industrials (<0.1%)
25	Dycom Industries, Inc.[j]	1,472

	Total	1,472

Information Technology (0.7%)
1,289	Advanced Micro Devices, Inc.[j]	39,147
300	Intel Corporation	14,361
60	Lam Research Corporation	11,270
1,169	Micron Technology, Inc.[j]	45,112
87	Motorola Solutions, Inc.	14,505
665	ON Semiconductor Corporation[j]	13,440

	Total	137,835

Materials (0.1%)
688	Hexion, Inc. Rights[c,j]	8,944

	Total	8,944

Real Estate (0.7%)
4,200	AGNC Investment Corporation	70,644
652	MGIC Investment Corporation[j]	8,567
4,450	New Residential Investment
	Corporation	68,486

	Total	147,697

	Total Common Stock (cost $1,027,079)	996,736

Shares	Preferred Stock (3.4%)
Consumer Staples (0.5%)
4,000	CHS, Inc., 6.750%[b,i]	103,320

	Total	103,320

Energy (0.9%)
10,535	Crestwood Equity Partners, LP, 9.250%[i]	98,081
525	Energy Transfer Operating, LP, 7.600%[b,i,j]	13,088
2,650	Nustar Logistics, LP, 9.331%[b]	66,356

	Total	177,525

Financials (1.5%)
2,000	Citigroup Capital XIII, 8.953%[b]	55,180
2,085	Federal National Mortgage Association, 0.000%[i,j]	25,979
70	First Tennessee Bank NA, 3.750%[b,f,i]	50,400
1,300	GMAC Capital Trust I, 8.303%[b]	33,969
2,000	Morgan Stanley, 5.850%[b,i]	52,640
1,200	Regions Financial Corporation, 5.700%[b,i,j]	31,020
250	Synovus Financial Corporation, 5.875%[b,e,i,j]	6,343
40	Wells Fargo & Company, Convertible, 7.500%[i]	54,568

	Total	310,099

Health Care (0.1%)
18	Danaher Corporation, Convertible, 4.750%	19,775

	Total	19,775

Industrials (0.1%)
14	Fortive Corporation, Convertible, 5.000%	14,349

	Total	14,349

Real Estate (0.3%)
2,313	Colony Capital, Inc., 8.750%[i]	57,501

	Total	57,501

	Total Preferred Stock (cost $674,966)	682,569

Shares or Principal Amount	Short-Term Investments (10.7%)
	Federal Home Loan Bank Discount Notes
100,000	2.370%, 8/6/2019[k,l]	99,779

The accompanying Notes to Financial Statements are an integral part of this schedule.

29

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 28, 2019

(unaudited)

Shares or Principal Amount	Short-Term Investments (10.7%)	Value
	Thrivent Core Short-Term Reserve Fund
203,758	2.590%	$2,037,583

	Total Short-Term Investments (cost $2,137,333)	2,137,362

	Total Investments (cost $21,260,540) 106.1%	$21,192,575

	Other Assets and Liabilities, Net (6.1%)	(1,216,377)

	Total Net Assets 100.0%	$19,976,198

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of June 28, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 28, 2019, the value of these investments was $3,425,371 or 17.1% of total net assets.

g	Defaulted security. Interest is not being accrued.
h	In bankruptcy. Interest is not being accrued.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Financial Statements are an integral part of this schedule.

30

(b) Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s principal executive and principal financial officers, or persons performing similar functions, are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13.	Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 27, 2019	THRIVENT MUTUAL FUNDS

By:
/s/ David S. Royal
David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 27, 2019	By:
/s/ David S. Royal
David S. Royal
President and Chief Investment Officer
(principal executive officer)

Date: August 27, 2019	By:
/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer
(principal financial officer)